As filed with the Securities and Exchange Commission on April 10, 2020

File No. 333-236462

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] Pre-Effective Amendment No. 1

[ ] Post-Effective Amendment No. ___

SCM Trust

(Exact Name of Registrant as Specified in Charter)

1875 Lawrence Street Suite 300, Denver, CO 80202

(Address of Principal Executive Offices)

(800) 955-9988

(Registrant’s Telephone Number, including Area Code)

Gregory Pusch, CCO
SCM Trust

1875 Lawrence Street, Suite 300

Denver, CO 80202
(Name and Address of Agent for Service)

With copies to:
Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Units of beneficial interest

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

ICON FUNDS

ICON Fund	ICON Energy Fund	ICON Financial Fund	ICON Emerging Markets Fund
ICON Long/Short Fund	ICON Industrials Fund	ICON Opportunities Fund	ICON Natural Resources Fund
ICON Equity Income Fund	ICON Information Technology Fund	ICON Risk-Managed Balanced Fund	ICON Healthcare Fund
ICON Consumer Discretionary Fund	ICON Utilities Fund	ICON Consumer Staples Fund	ICON Flexible Bond Fund

5299 DTC Blvd, Suite 1200

Greenwood Village, CO 80111

April __, 2020

Dear Shareholder:

We wish to provide you with some important information concerning your investment. A Special Meeting of shareholders of ICON Fund, ICON Energy Fund, ICON Long/Short Fund, ICON Industrials Fund, ICON Opportunities Fund, ICON Natural Resources Fund, ICON Equity Income Fund, ICON Information Technology Fund, ICON Risk-Managed Balanced Fund, ICON Healthcare Fund, ICON Consumer Discretionary Fund, ICON Utilities Fund, ICON Consumer Staples Fund, ICON Flexible Bond Fund, ICON Financial Fund, and ICON Emerging Markets Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of ICON Funds trust (“ICON Funds”), has been scheduled for May 20, 2020 (the “Special Meeting”) to consider Agreements and Plans of Reorganization (each, a “Plan”) by and among ICON Funds on behalf of the Acquired Funds, SCM Trust on behalf of corresponding new Funds, each a new series of SCM Trust (each, an “Acquiring Fund” and collectively the “Acquiring Funds”), and CCM Partners, LP, d/b/a Shelton Capital Management, the advisor to the Acquiring Funds, regarding the proposed reorganization of the Acquired Funds into the Acquiring Funds (the “Reorganization”).

On October 23, 2019 Shelton Capital Management and ICON Advisers, Inc. entered into a Transaction Agreement pursuant to which, among other things, it was agreed that one or more Acquired Funds would be reorganized into each Acquiring Fund subject to approval by the Board of Trustees of ICON Funds (the “ICON Funds Board”), the Board of Trustees of SCM Trust (the “SCM Trust Board”), and by the shareholders each Acquired Fund. The proposed Reorganizations will result in the consolidation of 16 ICON Funds into eight new Acquiring Funds as shown in the table below.

Current Acquired Funds of ICON Funds of SCM Trust	Corresponding Acquiring Funds of ICON Funds of SCM Trust	Current Acquired Funds of ICON Funds of SCM Trust	Corresponding Acquiring Funds of ICON Funds of SCM Trust
ICON Fund	ICON Equity Fund	ICON Equity Income Fund	ICON Equity Income Fund
ICON Long/Short Fund	ICON Equity Fund	ICON Risk-Managed Balanced Fund	ICON Equity Income Fund
ICON Opportunities Fund	ICON Equity Fund
ICON Consumer Discretionary Fund	ICON Consumer Select Fund	ICON Energy Fund	ICON Natural Resources Fund
ICON Consumer Staples Fund	ICON Consumer Select Fund	ICON Industrials Fund	ICON Natural Resources Fund
ICON Financial Fund	ICON Consumer Select Fund	ICON Natural Resources Fund	ICON Natural Resources Fund
ICON Information Technology Fund	ICON Health and Information Technology Fund	ICON Utilities Fund	ICON Utilities and Income Fund
ICON Healthcare Fund	ICON Health and Information Technology Fund
ICON Flexible Bond Fund	ICON Flexible Bond Fund	ICON Emerging Markets Fund	Shelton Emerging Markets Fund

The Transaction Agreement also provides for reorganization of the ICON International Fund into the already existing Shelton International Select Equity Fund series of SCM Trust after that reorganization is approved by the ICON Funds Board, the SCM Trust Board, and the ICON International Fund shareholders. The ICON International Fund reorganization is the subject of a separate combined prospectus/proxy statement.

After careful consideration, the ICON Funds Board, for the reasons discussed in the attached Combined Prospectus/Proxy Statement and based on the recommendations of ICON Advisers and Shelton Capital Management, has unanimously approved the Reorganization of the Acquired Funds into the Acquiring Funds.

Other than the Shelton Emerging Markets Fund, the Acquiring Funds are advised by Shelton Capital Management and sub-advised by ICON Advisers, Inc., and each has the same investment objective, and the same or somewhat similar principal investment strategies, principal investment risks, and investment policies, as one or more of its corresponding Acquired Funds. The Shelton Emerging Markets Fund is directly managed by Shelton Capital Management with no sub-adviser.

If the Plans are approved by shareholders of the Acquired Funds and other conditions of the Reorganizations are satisfied, all of the assets of each Acquired Fund will be transferred to the corresponding Acquiring Fund; the Acquiring Fund will assume all of the liabilities of the Acquired Fund; and each shareholder of the Acquired Fund will receive shares of the class of the Acquiring Fund corresponding to the class of shares of the Acquired Fund owned by such shareholder. The Acquiring Fund shares received by each shareholder of each Acquired Fund will be equal in aggregate net asset value at the time of the respective Reorganization to the aggregate net asset value of such shareholder’s shares of the corresponding class of the Acquired Fund. Shareholders of Class A and Class C shares of each Acquired Fund will receive Investor Class shares of the corresponding Acquiring Fund, and shareholders of Class S shares of each Acquired Fund will receive Institutional Class shares of the corresponding Acquiring Fund. The Acquired Fund would then be dissolved. Each Reorganization will occur June 12, 2020, or each Reorganization may occur separately on such other date as ICON Funds and SCM Trust may mutually agree. Each Reorganization may occur separately of the others and is not contingent on the approval of any other Reorganization.

The Reorganizations are not expected to result in the recognition of gain or loss by the Acquired Funds or their shareholders for U.S. federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganizations. If the shareholders of an Acquired Fund do not approve its Reorganization, then the Reorganization will not be implemented and the ICON Funds Board will consider alternative actions with respect to the Acquired Fund, including potentially approving the liquidation of the Acquired Fund.

The attached Combined Prospectus/Proxy Statement is designed to give you more information about the Reorganizations. If you have any questions regarding the Reorganizations, please do not hesitate to call your Acquired Fund at (toll-free): (800) 764-0442. If you were a shareholder of record of an Acquired Fund as of the close of business on March 23, 2020, the record date for the Special Meeting, you are entitled to vote in respect of such Acquired Fund on the proposals at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, we expect that most shareholders will cast their votes by filling out and signing the enclosed proxy card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please submit your vote via the options listed on your proxy card. You can mark, sign and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. In the alternative, please call the toll-free number on your proxy card to vote by telephone. You should use the enclosed instructions to vote by telephone. You can also vote on the Internet at the website address listed on your proxy card. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of ICON Funds at the address noted in the Combined Prospectus/Proxy Statement or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy at a later date through the toll-free number or the Internet address listed in the enclosed voting instructions.

The ICON Funds Board believes that the Reorganizations of the Acquired Funds is in the best interests of the Acquired Funds and unanimously recommends that shareholders vote “FOR” the proposals.

Sincerely,

Craig T. Callahan

Chairman

ICON Funds

ICON FUNDS

ICON Fund	ICON Energy Fund
ICON Long/Short Fund	ICON Industrials Fund
ICON Opportunities Fund	ICON Natural Resources Fund
ICON Equity Income Fund	ICON Information Technology Fund
ICON Risk-Managed Balanced Fund	ICON Healthcare Fund
ICON Consumer Discretionary Fund	ICON Utilities Fund
ICON Consumer Staples Fund	ICON Flexible Bond Fund
ICON Financial Fund	ICON Emerging Markets Fund

5299 DTC Blvd, Suite 1200

Greenwood Village, CO 80111

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on May 20, 2020

To the Shareholders of the ICON Funds listed above:

NOTICE IS HEREBY GIVEN that the Board of Trustees of ICON Funds (“ICON Funds”) has called a Special Meeting of Shareholders (the “Special Meeting”) of ICON Fund, ICON Energy Fund, ICON Long/Short Fund, ICON Industrials Fund, ICON Opportunities Fund, ICON Natural Resources Fund, ICON Equity Income Fund, ICON Information Technology Fund, ICON Risk-Managed Balanced Fund, ICON Healthcare Fund, ICON Consumer Discretionary Fund, ICON Utilities Fund, ICON Consumer Staples Fund, ICON Flexible Bond Fund, ICON Financial Fund, and ICON Emerging Markets Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of ICON Funds, to be held at 11:00 a.m. Mountain time on May 20, 2020, at the offices of ICON Funds, 5299 DTC Blvd, Suite 1200 Greenwood Village, CO 80111. At the Special Meeting, you and the other shareholders of your Acquired Fund will be asked to consider and vote upon the following proposals:

1. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Fund, a series of SCM Trust, and the transactions it contemplates.

2. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Long/Short Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Fund, a series of SCM Trust, and the transactions it contemplates.

3. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Opportunities Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Fund, a series of SCM Trust, and the transactions it contemplates.

4. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Equity Income Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Income Fund, a series of SCM Trust, and the transactions it contemplates.

5. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Risk-Managed Balanced Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Income Fund, a series of SCM Trust, and the transactions it contemplates.

6. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Consumer Discretionary Fund, a series of ICON Funds, will be reorganized with and into the ICON Consumer Select Fund, a series of SCM Trust, and the transactions it contemplates.

7. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Consumer Staples Fund, a series of ICON Funds, will be reorganized with and into the ICON Consumer Select Fund, a series of SCM Trust, and the transactions it contemplates.

8. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Financial Fund, a series of ICON Funds, will be reorganized with and into the ICON Consumer Select Fund, a series of SCM Trust, and the transactions it contemplates.

9. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Energy Fund, a series of ICON Funds, will be reorganized with and into the ICON Natural Resources Fund, a series of SCM Trust, and the transactions it contemplates.

10, To approve an Agreement and Plan of Reorganization pursuant to which the ICON Industrials Fund, a series of ICON Funds, will be reorganized with and into the ICON Natural Resources Fund, a series of SCM Trust, and the transactions it contemplates.

11. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Natural Resources Fund, a series of ICON Funds, will be reorganized with and into the ICON Natural Resources Fund, a series of SCM Trust, and the transactions it contemplates.

12. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Information Technology Fund, a series of ICON Funds, will be reorganized with and into the ICON Health and Information Technology Fund, a series of SCM Trust, and the transactions it contemplates.

13. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Healthcare Fund, a series of ICON Funds, will be reorganized with and into the ICON Health and Information Technology Fund, a series of SCM Trust, and the transactions it contemplates.

14. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Utilities Fund, a series of ICON Funds, will be reorganized with and into the ICON Utilities and Income Fund, a series of SCM Trust, and the transactions it contemplates.

15. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Flexible Bond Fund, a series of ICON Funds, will be reorganized with and into the ICON Flexible Bond Fund, a series of SCM Trust, and the transactions it contemplates.

16. To approve an Agreement and Plan of Reorganization pursuant to which the ICON Emerging Markets Fund, a series of ICON Funds, will be reorganized with and into the Shelton Emerging Markets Fund, a series of SCM Trust, and the transactions it contemplates.

17. To vote and otherwise represent the undersigned on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof, in the discretion of the proxy holder(s).

Each of the Agreements and Plans of Reorganization referred to the in the foregoing proposals is a “Plan”, and each of the transactions described in the foregoing proposals pursuant to each Plan is a “Reorganization.”

Under Proposal 17, authority is being granted for the consideration of other business, and specifically to allow the adjournment of the meeting in the event sufficient votes are not received to constitute a quorum. In the event sufficient votes are not received to obtain a quorum, it is anticipated that the meeting will be adjourned until such time as a quorum is obtained. Adjournment of the meeting will only take place under circumstances that are consistent with applicable law.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. Only holders of record of the shares of beneficial interest in each Acquired Fund as of the close of business on March 23, 2020, will receive notice of the Special Meeting and will be entitled to vote on the proposal at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business is not obtained at a particular Special Meeting, or if a quorum is obtained but sufficient votes required to approve the proposal is not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to either proposal. Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at a Special Meeting to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of ICON Funds,

Sincerely,

Craig T. Callahan

Chairman

ICON Funds

Important Notice Regarding the Availability of Proxy Materials for a Special Meeting of Shareholders to be Held on May 20, 2020, or any adjournment or postponement thereof. This Notice and Combined Prospectus/Proxy Statement are available on the internet at www.proxyvote.com. On this website, you will be able to access this Notice, the Combined Prospectus/Proxy Statement, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Acquired Funds the necessity of further solicitations to ensure a quorum at the Special Meeting.

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. The following Questions and Answers provide an overview of the key features of the proposals and of the information contained in this Combined Prospectus/Proxy Statement.

Q.	What is this document and why did we send it to you?

A.	The attached document is a Combined Prospectus/Proxy Statement to solicit votes in connection with a Special Meeting of shareholders of ICON Fund, ICON Energy Fund, ICON Long/Short Fund, ICON Industrials Fund, ICON Opportunities Fund, ICON Natural Resources Fund, ICON Equity Income Fund, ICON Information Technology Fund, ICON Risk-Managed Balanced Fund, ICON Healthcare Fund, ICON Consumer Discretionary Fund, ICON Utilities Fund, ICON Consumer Staples Fund, ICON Flexible Bond Fund, ICON Financial Fund, and ICON Emerging Markets Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each a series of ICON Funds trust (“ICON Funds”), has been scheduled for May 20, 2020 (the “Special Meeting”) to consider Agreements and Plans of Reorganization (each, a “Plan”) by and among ICON Funds on behalf of the Acquired Funds, SCM Trust on behalf of corresponding new Funds, each a new series of SCM Trust (each, an “Acquiring Fund” and collectively the “Acquiring Funds”), and CCM Partners, LP, d/b/a Shelton Capital Management, the advisor to the Acquiring Funds, regarding the proposed reorganization of the Acquired Funds into the Acquiring Funds (the “Reorganization”).

The Acquired Funds are series of ICON Funds and the Acquiring Funds are series of SCM Trust. The Acquired Funds and the Acquiring Funds are sometimes each referred to separately as a “Fund”, and together as the “Funds.”

In certain cases, the Acquiring Funds intend to operate as an amalgamation of two or more Acquired Funds with principal investment strategies and/or investible universes that are combinations of those used by the predecessor Acquired Funds.

In other cases, the Acquiring Funds will be successors to only one Acquired Fund, and have the same investment objectives, principal investment strategies, principal risks, and investment policies as the predecessor Acquired Funds.

The Emerging Markets Funds have the same investment objectives, and somewhat similar principal investment strategies, principal risks, and investment policies. There are some differences, however, and these are described in response to the question “What are the primary differences between the objectives, principal investment strategies and investment restrictions of the Acquired Fund and the Acquiring Fund?” below, and also under “Summary of Investment Objectives, Strategies and Risks” in this Combined Prospectus/Proxy Statement.

If approved by shareholders of an Acquired Fund, when the reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) is completed, as applicable Shareholders of Class A and Class C shares of the Acquired Fund will receive Investor Class shares of the Acquiring Fund, and shareholders of Class S shares of the Acquired Fund will receive Institutional Class shares of the Acquiring Fund. The Acquired Fund will be terminated as a series of ICON Funds. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the Reorganizations, and a more complete description of the Acquiring Funds.

You are receiving this Combined Prospectus/Proxy Statement because you own shares of one or more of the Acquired Funds as of March 23, 2020.

Q.	Has the Board of Trustees of the ICON Funds (the “ICON Funds Board”) approved the Reorganizations?

A.	Yes, the ICON Funds Board has unanimously approved the Reorganizations. After careful consideration, the ICON Funds Board determined that each Reorganization is in the best interests of the Acquired Fund’s shareholders and that the Acquired Fund’s existing shareholders’ interests will not be diluted as a result of the Reorganization.

Q.	Why are the Reorganizations occurring?

A.	On October 23, 2019 Shelton Capital Management and ICON Advisers, Inc. entered into a Transaction Agreement pursuant to which, among other things, it was agreed that one or more Acquired Funds would be reorganized into each Acquiring Fund subject to approval by the Board of Trustees of ICON Funds (the “ICON Funds Board”), the Board of Trustees of SCM Trust (the “SCM Trust Board”), and by the shareholders each Acquired Fund. The proposed Reorganizations will result in the consolidation of 16 ICON Funds into eight new Acquiring Funds as shown in the table below.

Current Acquired ICON Funds	Corresponding Acquiring New Funds of SCM Trust
ICON Fund	ICON Equity Fund
ICON Long/Short Fund	ICON Equity Fund
ICON Opportunities Fund	ICON Equity Fund
ICON Equity Income Fund	ICON Equity Income Fund
ICON Risk-Managed Balanced Fund	ICON Equity Income Fund
ICON Consumer Discretionary Fund	ICON Consumer Select Fund
ICON Consumer Staples Fund	ICON Consumer Select Fund
ICON Financial Fund	ICON Consumer Select Fund
ICON Energy Fund	ICON Natural Resources Fund
ICON Industrials Fund	ICON Natural Resources Fund
ICON Natural Resources Fund	ICON Natural Resources Fund
ICON Information Technology Fund	ICON Health and Information Technology Fund
ICON Healthcare Fund	ICON Health and Information Technology Fund
ICON Utilities Fund	ICON Utilities and Income Fund
ICON Flexible Bond Fund	ICON Flexible Bond Fund
ICON Emerging Markets Fund	Shelton Emerging Markets Fund

The Transaction Agreement also provides for reorganization of the ICON International Fund into the already existing Shelton International Select Equity Fund series of SCM Trust after that reorganization is approved by the ICON Funds Board, the SCM Trust Board, and the ICON International Fund shareholders. The ICON International Fund reorganization is the subject of a separate combined prospectus/proxy statement.

The ICON Funds Board, for the reasons discussed in the attached Combined Prospectus/Proxy Statement and based on the recommendations of ICON Advisers and Shelton Capital Management, has unanimously approved the Reorganization of the Acquired Funds into the Acquiring Funds.

Shelton Capital Management currently advises 13 mutual funds, including the Acquiring Fund. The Acquiring Funds are new series of SCM Trust, a proprietary, branded family of funds exclusively containing funds managed by Shelton Capital Management. In recommending that the ICON Funds Board approve the Plan, ICON Advisers and Shelton Capital Management indicated to the ICON Funds Board that they view the reorganization of the Acquired Funds into similarly managed series of SCM Trust as important to a strategic plan they believe will result in more customized growth and distribution support, thereby resulting in the potential for increased assets and decreased operating expenses over the long term for the combined funds resulting from the Reorganizations (the “Combined Funds”). In addition, ICON Advisers and Shelton Capital Management recommended the ICON Funds Board approve the Plans because they believe that the Reorganizations will allow Acquired Fund shareholders to: (1) continue to invest in a mutual fund with the same investment objective and somewhat similar principal strategies as the Acquired Fund, and (2) potentially benefit over time from the operating efficiencies and economies of scale that may result from operating the Funds in a larger fund family. Each Reorganization is expected to constitute a reorganization within the meaning of Section 368(a) of the Code and the Acquired Fund, and its shareholders are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization, except that an Acquired Fund may recognize gain or loss on any “section 1256 contracts.” on any shares of a “passive foreign investment company.” and possibly certain other assets of the Acquired Fund.

Q.	How will the Reorganizations affect me as a shareholder?

A.	Upon the closing of each Reorganization, Acquired Fund shareholders will become shareholders of the Acquiring Fund, which (other than the Emerging Markets Fund) has the same investment objective and the same or somewhat similar principal investment strategies as the Acquired Fund, as described in the Combined Prospectus/Proxy Statement. Shelton Capital Management serves as the investment advisor to each Acquiring Fund. For all Acquiring Funds other than the Emerging Markets Fund, ICON Advisers, Inc. serves as the investment sub-advisers using the same portfolio management team as is currently used for each corresponding Acquired Fund.

In the case of the Emerging Markets Fund, the Acquiring Fund has the same investment objective and somewhat similar principal investment strategies as the Acquired Fund, as described below. Shelton Capital Management serves as the investment advisor to the Acquiring Fund and directly manages the Fund with no sub-adviser, and information about its international portfolio management team and approach is included in this Combined Prospectus/Proxy Statement.

Different service providers provide certain other services (i.e., custody, administrative, transfer agent, distribution and other general support services) to the Acquiring Funds than those used for by the Acquired Funds. The Acquiring Funds are series of SCM Trust, and therefore are overseen by a different board than the Acquired Fund.

Upon each Reorganization, all of the assets and liabilities of the Acquired Fund will be combined with those of the Acquiring Fund. Acquired Fund shareholders will receive a number of full and fractional shares of the Acquiring Fund equal in aggregate net asset value at the time of the Reorganization to the aggregate net asset value of such shareholder’s shares of the Acquired Fund. An account will be created for each shareholder of the Acquired Fund that will be credited with shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares at the time of the Reorganization, subject to the following: the value of the assets of the Acquired Fund will be determined in accordance with the Acquiring Fund’s valuation procedures (although it is not anticipated that the use of the Acquiring Fund’s valuation procedures will result in a material revaluation of the Acquired Fund’s assets at the time of the Reorganization). The chart below indicates which Acquiring Fund share class you will receive in the Reorganization, depending on which Acquired Fund share class you currently own:

Acquired Fund	Acquiring Fund
Class A Shares	Investor Class Shares
Class C Shares	Investor Class Shares
Class S Shares	Institutional Class Shares

The number of Acquiring Fund shares of each class that a shareholder of each Acquired Fund receives will depend on the relative net asset values per share of the applicable class of each Fund immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will be the same, a shareholder may receive a greater or lesser number of shares of the Acquiring Fund than the number of shares of the Acquired Fund held by the shareholder. No physical share certificates will be issued to shareholders. Because in certain cases as described above two or more Acquired Funds are reorganizing into a single Acquiring Fund, an Acquired Fund shareholder in such case will hold a smaller percentage of ownership in the Acquiring Fund than such shareholder held in the Acquired Fund prior to the Reorganization.

Q.	How will management of each Acquiring Fund differ from the management of the corresponding Acquired Fund(s) as a result of the Reorganization?

A.	Shelton Capital Management serves as the investment advisor to each Acquiring Fund. Shelton Capital Management is an SEC-registered investment advisor established in 1985 that manages both equity and fixed income mutual funds as well as separately managed accounts, and a private fund. As of December 31, 2019, Shelton Capital Management managed approximately $2.2 billion in assets, including 13 mutual funds in two trusts.

For all Acquiring Funds other than the Emerging Markets Fund, ICON Advisers, Inc. serves as the investment sub-adviser using the same portfolio management team as is currently used for each corresponding Acquired Fund. ICON Advisers, Inc. is an SEC-registered investment advisor that manages the 17 Acquired funds. As of December 31, 2019, ICON Advisers managed approximately $930 in assets.

Shelton Capital Management has served as investment advisor to the Emerging Markets Acquiring Fund since its inception as a new Fund in connection with the anticipated Reorganization. The Fund is managed by Shelton’s international portfolio management team lead by Mr. Andrew Manton as the portfolio manager. Mr. Manton joined the Shelton Capital Management in July 2016 after serving as a Senior Portfolio Manager at WHV Investments. Prior to his affiliation with WHV Investments, Mr. Manton was a Senior Research Analyst and a member of the Large Cap Global Equities team at Victory Capital Management, and an analyst in both the fundamental Active Equities and Quantitative Strategies groups at Deutsche Asset Management. He has a BS in Finance from the University of Illinois at Chicago and an MBA with a concentration in Quantitative Finance and Accounting from the Tepper School of Business at Carnegie Mellon University. In addition to Mr. Manton, the international portfolio management team includes two experienced investment analysts. The team is based in Shelton Capital Management’s Greenwich, CT office.

Q.	What are the primary differences between the objectives, principal investment strategies, principal risks and investment restrictions of each Acquired Fund and its corresponding Acquiring Fund?

A.	In certain cases, the Acquiring Funds intend to operate as an amalgamation of two or more Acquired Funds with principal investment strategies and/or investible universes that are combinations of those used by the predecessor Acquired Funds. Generally, however the investment strategies and principal risks are similar since they are managed by the same investment management team with the same quantitative investment approach. For more information, please see Summary Comparison of Funds and Principal Risks in the attached Combined Prospectus Proxy Statement.

In other cases, the Acquiring Funds will be successors to only one Acquired Fund, and have the same investment objectives, principal investment strategies, principal risks, and investment policies as the predecessor Acquired Funds.

For the Emerging Markets Funds, the investment objectives of the Funds are the same. The principal investment strategies of the Acquired Fund and the Acquiring Fund are similar in certain respects, including an approach where both are managed to a significant degree using quantitative methods. The Acquiring Fund however uses a corporate lifecycle analysis whereas the Acquired Fund uses an analysis based on equity market themes tied to relative pricing of intrinsic value. Because the Funds focus on emerging markets securities, they also have similar principal risks.

Other than the Emerging Markets Funds, the Acquired and Acquiring Funds have identical investment restrictions, including those which are “fundamental.” Under the Investment Company Act of 1940, as amended (the “1940 Act”), a “fundamental” investment restriction is one that cannot be changed without shareholder approval.

Taken as a whole, the Emerging Markets Funds have similar investment restrictions, including those which are fundamental. The Acquired Fund has a non-fundamental investment restriction limiting its investments in illiquid securities. Although the Acquiring Fund does not have a corresponding stated investment restriction, the Acquiring Fund’s policy is to limit its investments in illiquid securities to the same extent as the Acquired Fund, as required under the 1940 Act. After the Reorganization, the combined Fund will follow the investment restrictions of the Acquiring Fund. The Acquired Fund also has certain other non-fundamental investment restrictions that are not policies of the Acquiring Fund as described in the Combined Prospectus/Proxy Statement.

Q.	Will the Reorganization result in new or higher fees for shareholders?

A.	The Reorganizations are expected to result in the same or lower advisory fees and/or net annual total annual fund operating expenses for shareholders of each Acquired Fund. For specific information, please see the tables below.

In addition, Shelton Capital Management believes that over time combining the assets of the Acquired Funds with the assets of the Acquiring Funds may result in operating efficiencies and economies of scale, perhaps further lowering the total annual operating expense ratio as certain fixed fees are spread across a larger asset base. There can be no assurance, however, that such operating efficiencies and economies of scale will be realized.

For more information please see the pro forma Fee Tables in the Combined Prospectus/Proxy Statement.

	ICON Fund	ICON Long/Short Fund	ICON Opportunities Fund	Acquiring ICON Equity Fund
Advisory Fees	0.75%	0.85%	0.75%	0.75%
Net Annual Operating Expenses After Expense Reimbursements
Class A Shares	1.51%	1.56%	N/A	N/A
Class C Shares	2.26%	2.31%	N/A	N/A
Class S Shares	1.23%	1.26%	1.31%	N/A
Investor Class Shares	N/A	N/A	N/A	1.25%
Institutional Class Shares	N/A	N/A	N/A	1.00%

	ICON Energy Fund	ICON Industrials Fund	ICON Natural Resources Fund	Acquiring ICON Natural Resources Fund
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Net Annual Operating Expenses After Expense Reimbursements
Class A Shares	1.75%	1.75%	1.75%	N/A
Class C Shares	2.50%	N/A	2.50%	N/A
Class S Shares	1.50%	1.50%	1.50%	N/A
Investor Class Shares	N/A	N/A	N/A	1.54%
Institutional Class Shares	N/A	N/A	N/A	1.29%

	ICON Equity Income Fund	ICON Risk-Managed Balanced Fund	Acquiring ICON Equity Income Fund
Advisory Fees	0.75%	0.75%	0.75%
Net Annual Operating Expenses After Expense Reimbursements
Class A Shares	1.28%	1.55%	N/A
Class C Shares	2.03%	2.30%	N/A
Class S Shares	1.03%	1.30%	N/A
Investor Class Shares	N/A	N/A	1.34%
Institutional Class Shares	N/A	N/A	1.09%

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Financial Fund	Acquiring ICON Consumer Select Fund
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Net Annual Operating Expenses After Expense Reimbursements
Class A Shares	1.99%	1.75%	1.75%	N/A
Class S Shares	1.71%	1.50%	1.50%	N/A
Investor Class Shares	N/A	N/A	N/A	1.48%
Institutional Class Shares	N/A	N/A	N/A	1.23%

	ICON Information Technology Fund	ICON Healthcare Fund	Acquiring ICON Health and Information Technology Fund
Advisory Fees	1.00%	1.00%	1.00%
Net Annual Operating Expenses After Expense Reimbursements
Class A Shares	1.75%	1.75%	N/A
Class S Shares	1.49%	1.50%	N/A
Investor Class Shares	N/A	N/A	1.49%
Institutional Class Shares	N/A	N/A	1.24%

	ICON Utilities Fund	Acquiring ICON Utilities and Income Fund
Advisory Fees	1.00%	1.00%
Net Annual Operating Expenses After Expense Reimbursements
Class A Shares	1.47%	N/A
Class S Shares	1.22%	N/A
Investor Class Shares	N/A	1.48%
Institutional Class Shares	N/A	1.23%

	ICON Flexible Bond Fund	Acquiring ICON Flexible Bond Fund
Advisory Fees	0.60%	0.60%
Net Annual Operating Expenses After Expense Reimbursements
Class A Shares	1.17%	N/A
Class C Shares	1.77%	N/A
Class S Shares	0.92%	N/A
Investor Class Shares	N/A	1.18%
Institutional Class Shares	N/A	0.93%

	ICON Emerging Markets Fund	Acquiring Shelton Emerging Markets Fund
Advisory Fees	1.00%	1.00%
Net Annual Operating Expenses After Expense Reimbursements
Class A Shares	1.83%	N/A
Class S Shares	1.58%	N/A
Investor Class Shares	N/A	1.57%
Institutional Class Shares	N/A	1.32%

Q.	Will the Board of Trustee and Service Providers Change?

A.	ICON Funds and SCM Trust have different boards of trustees. In addition, the Acquired Funds and Acquiring Funds have different arrangements for custody, administration, fund accounting, transfer agency and distribution services (“Third Party Service Arrangements”). If a Reorganization is approved, following the Reorganization the SCM Trust Board will govern the Combined Fund and the Acquiring Fund third party service providers will serve as the Combined Fund’s service providers.

Currently, Third Party Service Arrangements are provided to each Acquired Fund and Acquiring Fund by the following:

	Acquired Fund	Acquiring Fund
Administrators	ICON Advisers, Inc.	CCM Partners, LP d/b/a Shelton Capital Management
Fund Accounting	ALPS Fund Services, Inc.	Ultimus Fund Solutions
Distributor	ICON Distributors, Inc.	RFS Partners, LP
Transfer Agent	ALPS Fund Services, Inc.	Ultimus Fund Solutions
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Tait, Weller & Baker LLP
Custodian	State Street Bank and Trust Company	U.S. Bank, NA

Q.	When will the Reorganizations occur?

A.	Each Reorganization is expected to take effect on or about June 12, 2020, or as soon as possible thereafter. Each Reorganization may occur separately on such other date as ICON Funds and SCM Trust may mutually agree. Each Reorganization may occur separately of the others and is not contingent on the approval of any other Reorganization.

Q.	Who will pay for the Reorganizations?

A.	Shelton Capital Management will bear the costs relating to each Reorganization as set forth in the respective Plan, including transfer agent conversion costs up to $75,000 for all Reorganizations in the aggregate. Because it is anticipated that such transfer agent conversion costs will be less than $75,000, it is not anticipated that the Funds will bear any costs relating to the Reorganization.

Q.	Will the Reorganizations result in any federal tax liability to me?

A.	Each Reorganization is intended to qualify as a reorganization for U.S. federal income tax purposes and will not take place unless the Acquired Fund and the Acquiring Fund receive an opinion of counsel to the Acquiring Fund to that effect. Assuming the Reorganization so qualifies, Acquired Fund shareholders should not recognize any gain or loss on their exchanges of shares of the Acquired Fund for shares of the Acquiring Fund. An Acquired Fund may recognize gain or loss for federal income tax purposes with respect to certain types of assets, including any “section 1256 contracts.” and any shares of a “passive foreign investment company.” in addition, prior to the Reorganization, each Fund may sell portfolio securities as part of its normal investment decision making process and to meet redemption requests. Any income or gain recognized in connection with such assets on which the Acquired Fund recognizes gain or loss or such sales of portfolio securities will generally need to be distributed, and such distributions will generally be taxable to the shareholders of the applicable Fund.

fin

The investments held by each Acquired Fund as of December 31, 2019 fall within the investment restrictions and investment guidelines of the corresponding Acquiring Fund, and therefore sales of portfolio securities in connection with the Reorganization are not anticipated. Changes in portfolio investments may occur in the ordinary course of investing and in accordance with the each Acquired Fund’s investment strategies and limitations, and in light of market developments.

Q.	Can I redeem my shares of the Acquired Fund before the Reorganizations take place?

A.	Yes. You may redeem your shares at any time before the applicable Reorganization takes place, as set forth in the Acquired Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. If the Reorganization is approved by the shareholders of the Acquired Fund, Class A, Class C and Class S Acquired Fund shares that are held by each shareholder as of June 12, 2020, will be exchanged for a number of full and fractional shares of the corresponding class of the Acquiring Fund equal in aggregate net asset value at the time of the Reorganization to the aggregate net asset value of the Acquired Fund shares held by such shareholder.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganizations?

A.	No. Shareholders will not pay any sales load, commission, redemption fee or other similar fee in connection with any Reorganization. Further, the holding periods for redemption fees on the shares of the Acquiring Fund will be calculated to include the original purchase dates of those shares from the Acquired Fund for former Acquired Fund shareholders.

Q.	What will happen if shareholders do not approve a Reorganization?

A.	If shareholders do not vote to approve a Reorganization, the Reorganization will not occur, and the ICON Funds Board will consider alternative courses of action, including potentially approving the liquidation of the Acquired Fund.

Q.	Whom do I contact for further information?

A.	You can contact your financial adviser for further information. You may also contact either the applicable Acquired Fund (toll-free) at 1 (800) 764-0442, or at www.sheltoncap.com.

Q.	How do I cast my vote?

A.	You may vote by attending the applicable Special Meeting in-person. You may vote according to the instructions provided on your proxy card. You may vote by telephone using the toll-free number found on your proxy card. You may also use the enclosed postage-paid envelope to mail your proxy card. You may also vote via the Internet. Please follow the enclosed instructions to use these methods of voting. We encourage you to vote by telephone or via the Internet. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

Q.	May I revoke my proxy?

A.	Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the applicable Special Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy card at the address indicated on the enclosed envelope provided with this Combined Prospectus/Proxy Statement. Any letter of revocation or later-dated proxy card must be received prior to the Special Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or internet may be revoked at any time before they are voted at the Special Meeting in the same manner that proxies voted by mail may be revoked (i.e., the shareholder may attend the Special Meeting and revoke their vote or submit a letter of revocation any time prior to the Special Meeting, or the shareholder may submit a new vote (in any capacity) to change their vote as only the shareholder’s most recent vote counts).

Q.	What does the Board of Trustees recommend?

A.	After careful consideration and upon the recommendation of ICON Advisers and Shelton Capital Management, the ICON Funds Board has unanimously approved the Reorganizations, and recommends the Shareholders of the Acquired Funds vote “FOR” approval of the proposal.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.

YOUR VOTE IS VERY IMPORTANT

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense in validating your vote if you fail to sign your proxy card properly.

Individual Accounts:

•	Sign your name exactly as it appears in the registration on the proxy card.
•	Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the registration on the proxy card
•	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration Valid Signature
Corporate Accounts
ABC Corp.	ABC Corp.
ABC Corp.	John Doe, Treasurer
ABC Corp.	John Doe
c/o John Doe, Treasurer
ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
ABC Trust	Jane B. Doe, Trustee
Jane B. Doe, Trustee	Jane B. Doe
u/t/d 12/28/78

Custodial or Estate Accounts
John B. Smith, Cust.	John B. Smith
f/b/o John B. Smith, Jr. UGMA
Estate of John B. Smith	John B. Smith, Jr. Executor

COMBINED PROSPECTUS/PROXY STATEMENT

RELATING TO THE ACQUISITION OF ASSETS OF

ICON Fund	ICON Energy Fund
ICON Long/Short Fund	ICON Industrials Fund
ICON Opportunities Fund	ICON Natural Resources Fund
ICON Equity Income Fund	ICON Information Technology Fund
ICON Risk-Managed Balanced Fund	ICON Healthcare Fund
ICON Consumer Discretionary Fund	ICON Utilities Fund
ICON Consumer Staples Fund	ICON Flexible Bond Fund
ICON Financial Fund	ICON Emerging Markets Fund

Each a series of ICON Funds

5299 DTC Blvd, Suite 1200

Greenwood Village, CO 80111

BY AND IN EXCHANGE FOR INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF

ICON Fund	ICON Health and Information Technology Fund
ICON Equity Income Fund	ICON Utilities and Income Fund
ICON Consumer Select Fund	ICON Flexible Bond Fund
ICON Natural Resources Fund	Shelton Emerging Markets Fund

Each a series of SCM Trust

1875 Lawrence Street, Suite 300

Denver, CO 80202-1805

(800) 955-9988

April __, 2020

This Combined Prospectus/Proxy Statement is being furnished to shareholders of ICON Fund, ICON Energy Fund, ICON Long/Short Fund, ICON Industrials Fund, ICON Opportunities Fund, ICON Natural Resources Fund, ICON Equity Income Fund, ICON Information Technology Fund, ICON Risk-Managed Balanced Fund, ICON Healthcare Fund, ICON Consumer Discretionary Fund, ICON Utilities Fund, ICON Consumer Staples Fund, ICON Flexible Bond Fund, ICON Financial Fund, and ICON Emerging Markets Fund (each, an “Acquired Fund” and collectively, the “Acquired Funds”), each series of ICON Funds (“ICON Funds”), in connection with the solicitation of proxies by the Board of Trustees of ICON Funds (the “ICON Funds Board”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Acquired Funds, to be held at 11:00 a.m. Mountain time on May 20, 2020, at the offices of ICON Funds, 5299 DTC Blvd, Suite 1200 Greenwood Village, CO. At the Special Meeting, you and the other shareholders of your Acquired Fund will be asked to consider and vote upon the following proposals:

1	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Fund, a series of SCM Trust, and the transactions it contemplates.

2	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Long/Short Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Fund, a series of SCM Trust, and the transactions it contemplates.

3	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Opportunities Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Fund, a series of SCM Trust, and the transactions it contemplates.

4	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Equity Income Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Income Fund, a series of SCM Trust, and the transactions it contemplates.

5	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Risk-Managed Balanced Fund, a series of ICON Funds, will be reorganized with and into the ICON Equity Income Fund, a series of SCM Trust, and the transactions it contemplates.

6	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Consumer Discretionary Fund, a series of ICON Funds, will be reorganized with and into the ICON Consumer Select Fund, a series of SCM Trust, and the transactions it contemplates.

7	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Consumer Staples Fund, a series of ICON Funds, will be reorganized with and into the ICON Consumer Select Fund, a series of SCM Trust, and the transactions it contemplates.

8	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Financial Fund, a series of ICON Funds, will be reorganized with and into the ICON Consumer Select Fund, a series of SCM Trust, and the transactions it contemplates.

9	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Energy Fund, a series of ICON Funds, will be reorganized with and into the ICON Natural Resources Fund, a series of SCM Trust, and the transactions it contemplates.

10	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Industrials Fund, a series of ICON Funds, will be reorganized with and into the ICON Natural Resources Fund, a series of SCM Trust, and the transactions it contemplates.

11	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Natural Resources Fund, a series of ICON Funds, will be reorganized with and into the ICON Natural Resources Fund, a series of SCM Trust, and the transactions it contemplates.

12	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Information Technology Fund, a series of ICON Funds, will be reorganized with and into the ICON Health and Information Technology Fund, a series of SCM Trust, and the transactions it contemplates.

13	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Healthcare Fund, a series of ICON Funds, will be reorganized with and into the ICON Health and Information Technology Fund, a series of SCM Trust, and the transactions it contemplates.

14	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Utilities Fund, a series of ICON Funds, will be reorganized with and into the ICON Utilities and Income Fund, a series of SCM Trust, and the transactions it contemplates.

15	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Flexible Bond Fund, a series of ICON Funds, will be reorganized with and into the ICON Flexible Bond Fund, a series of SCM Trust, and the transactions it contemplates.

16	To approve an Agreement and Plan of Reorganization pursuant to which the ICON Emerging Markets Fund, a series of ICON Funds, will be reorganized with and into the Shelton Emerging Markets Fund, a series of SCM Trust, and the transactions it contemplates.

17	To vote and otherwise represent the undersigned on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof, in the discretion of the proxy holder(s).

Each of the Agreements and Plans of Reorganization referred to the in the foregoing proposals is a “Plan”, and each of the transactions described in the foregoing proposals pursuant to each Plan is a “Reorganization.”

The ICON Funds Board and the Board of Trustees of SCM Trust (the “SCM Trust Board”) each believes that each Reorganizations is in the best interests of its respective Fund, and that the interests of the respective Fund’s shareholders will not be diluted as a result of the Reorganization. In addition, the ICON Funds Board unanimously recommends that shareholders of each Acquired Fund vote FOR the proposal.

For U.S. federal income tax purposes, each Reorganization is intended to qualify as a “reorganization” for the Funds and their shareholders and is not expected to result in the recognition of taxable gain by shareholders of the Acquired Fund.

The Acquired Funds are series of ICON Funds and the Acquiring Funds are series of SCM Trust. The Acquired Funds and the Acquiring Funds are sometimes each referred to separately as a “Fund”, and together as the “Funds.” Other than the two Emerging Markets Funds, the Funds have the same investment objectives, principal investment strategies, principal risks, and investment policies.

The Emerging Markets Funds have the same investment objectives, and somewhat similar principal investment strategies, principal risks, and investment policies. There are some differences, however, and these are described in response to the question “What are the primary differences between the objectives, principal investment strategies and investment restrictions of the Acquired Fund and the Acquiring Fund?” below, and also under “Summary of Investment Objectives, Strategies and Risks” in this Combined Prospectus/Proxy Statement.

This Combined Prospectus/Proxy Statement sets forth concisely the information about the Acquiring Funds that shareholders of the Acquired Funds should know before investing and should be read and retained by investors for future reference.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Prospectus/Proxy Statement by reference:

•	Reorganization-Related Document: the Statement of Additional Information relating to the Reorganization dated the same date as this Combined Prospectus/Proxy Statement (the “Merger SAI”), filed on February 14, 2020 (File Nos. 333-176060; 811-05617) (SEC Accession No. 0001398344-20-003619);

•	Acquired Fund Documents: the Prospectus and Statement of Additional Information of the Acquired Fund dated January 24, 2020 (File Nos. 333-14927; 811-7883)( SEC Accession No. 0001387131-20-000496) and the Annual Report of the Acquired Fund dated September 30, 2019, filed on December 4, 2019 (File Nos. 333-14927; 811-7883) (SEC Accession No. 0001387131-19-009337); and

•	Acquiring Fund Documents: The Prospectus and Statement of Additional Information of the Acquiring Fund dated April __, 2020, filed on March 4, 2020 (File Nos. 333-176060; 811-05617) (SEC Accession No. 0001398344-20-005174).

Copies of these documents are available without charge and can be obtained for the Acquired Fund by writing to ICON Funds at 5299 DTC Blvd, Suite 1200, Greenwood Village, CO 80111 or calling (toll-free) 1-(800)-764-0442, and for the Acquiring Fund by writing to the Acquiring Fund c/o Shelton Capital Management, 1875 Lawrence Street, Suite 300, Denver, CO 80202-1805 or by calling (toll free) 1-(800) 955-9988.

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that either Fund will achieve its investment objective.

AS WITH ALL OPEN-END MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

I. PROPOSALS 1-16 – TO APPROVE THE AGREEMENTS AND PLANS OF REORGANIZATION		13
A.	Overview	13
B.	Summary Comparison of Funds and Principal Risks	14
C.	Comparison Fee Tables and Examples; Portfolio Turnover	39
D.	Comparisons of Performance	55
E.	Key Information About the Reorganization	63
	Description of the Agreement and Plan of Reorganization	63
	Board Considerations.	64
	Federal Income Tax Consequences.	65
	Comparison of Forms of Organization and Shareholder Rights.	67
	Comparison of Valuation Procedures.	67
	Capitalization	68
	Investment Advisers	71
II. PROPOSAL 17 -- To vote and otherwise represent the undersigned on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof, in the discretion of the proxy holder(s)		73
III. VOTING INFORMATION AND OTHER MISCELLANEOUS INFORMATION		73
	Control Persons and Principal Holders of Securities.	73
	Miscellaneous Information.	86
	Financial Highlights.	86
APPENDIX A		86

I. PROPOSALS 1-16 – TO APPROVE THE AGREEMENTS AND PLANS OF REORGANIZATION

A. Overview

On October 23, 2019 Shelton Capital Management and ICON Advisers, Inc. (“ICON Advisers” or “ICON”) entered into a Transaction Agreement pursuant to which, among other things, it was agreed that one or more Acquired Funds would be reorganized into each Acquiring Fund subject to approval by the ICON Funds Board, the SCM Trust Board, and by the shareholders each Acquired Fund. The proposed Reorganizations will result in the consolidation of 16 ICON Funds into eight new Acquiring Funds as shown in the table below.

Current Acquired Funds of ICON Funds of SCM Trust	Corresponding Acquiring Funds of ICON Funds of SCM Trust	Current Acquired Funds of ICON Funds of SCM Trust	Corresponding Acquiring Funds of ICON Funds of SCM Trust
ICON Fund	ICON Equity Fund	ICON Equity Income Fund	ICON Equity Income Fund
ICON Long/Short Fund	ICON Equity Fund	ICON Risk-Managed Balanced Fund	ICON Equity Income Fund
ICON Opportunities Fund	ICON Equity Fund
ICON Consumer Discretionary Fund	ICON Consumer Select Fund	ICON Energy Fund	ICON Natural Resources Fund
ICON Consumer Staples Fund	ICON Consumer Select Fund	ICON Industrials Fund	ICON Natural Resources Fund
ICON Financial Fund	ICON Consumer Select Fund	ICON Natural Resources Fund	ICON Natural Resources Fund

ICON Information Technology Fund	ICON Health and Information Technology Fund	ICON Utilities Fund	ICON Utilities and Income Fund
ICON Healthcare Fund	ICON Health and Information Technology Fund
ICON Flexible Bond Fund	ICON Flexible Bond Fund	ICON Emerging Markets Fund	Shelton Emerging Markets Fund

The Transaction Agreement also provides for reorganizations of the ICON International Fund into the Shelton International Select Equity Fund, an existing series of SCM Trust after such reorganization is approved by the ICON Funds Board, the SCM Trust Board, and the fund shareholders in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”). The International Fund reorganization is the subject of a separate combined prospectus/proxy statement.

After careful consideration, at meetings held on January 21, 2020 and February 7, 2020, the ICON Funds Board, for the reasons discussed later in this Combined Prospectus/Proxy Statement, approved an Agreement and Plan of Reorganization (the “Plan”) with respect to each Acquired Fund, a copy of the form of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. Under each Plan, subject to satisfaction of certain closing conditions described below (the “Closing Conditions”), the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the transfer by the Acquiring Fund to the Acquired Fund the number of Investor Class and the number of Institutional Class shares of the Acquiring Fund having an aggregate net asset value to the aggregate net asset value of the Class A and Class C shares (with respect to Investor Class shares), and Class S shares (with respect to Institutional Class shares) of the Acquired Fund, outstanding immediately after the close of business (4:00 p.m. Eastern Time) on June 12, 2020, or such other date as ICON Funds and SCM Trust may mutually agree (the “Closing Date”), subject to the following: the value of the assets of the Acquired Fund will be determined in accordance with the Acquiring Fund’s valuation procedures. (Although it is not anticipated that the use of the Acquiring Fund’s valuation procedures will result in a material revaluation of the Acquired Fund’s assets at the time of the Reorganization, in such even the Acquiring Fund would take appropriate steps to notify shareholders). This will be followed by a distribution by the Acquired Fund to its shareholders of the shares of each class of the Acquiring Fund so that each Acquired Fund shareholder will receive Investor Class or Institutional Class shares of the Acquiring Fund equivalent in value to the Acquired Fund Class A and Class C shares (with respect to Investor Class shares), and Class S shares (with respect to Institutional Class shares), held by such shareholder as of the Closing Date, or such other date as ICON Funds and SCM Trust may mutually agree (the “Effective Time”). The Acquired Fund will then be liquidated and terminated as a series of ICON Funds and the Acquiring Fund will continue as the surviving fund (the transactions described in this paragraph are collectively referred to as the “Reorganization”). The Board of Trustees of SCM Trust (the “SCM Trust Board”), on behalf of the Acquiring Funds, separately approved each Plan at a meeting held on February 5-6, 2020.

As set forth in each Plan, each Reorganization is subject to certain normal and customary closing conditions as described therein. Failure of any of the Closing Conditions may result in the Reorganization not being completed. Such Closing Conditions include that the Acquired Fund and the Acquiring Fund receive an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, regarding the characterization of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); the Acquiring Fund’s filing on Form N-14 including this Combined Prospectus/Proxy Statement will have been declared effective; all service provider certifications and other certifications as required by the Plan will be executed and delivered; and the requisite shareholder approval will be obtained and other conditions outlined in the Plan will be satisfied. Each Reorganization may occur separately of the others and is not contingent on the approval of any other Reorganization.

Shelton Capital Management will bear the costs relating to each Reorganization as set forth in the respective Plan, including transfer agent conversion costs up to $75,000 for all Reorganizations in the aggregate. Because it is anticipated that such transfer agent conversion costs will be less than $75,000, it is not anticipated that the Funds will bear any costs relating to the Reorganization. The expenses associated with each Reorganization include costs of printing, costs of mailing the Combined Prospectus/Proxy Statement, the costs of holding the Special Meeting, EDGAR filing fees and legal expenses.

Shelton Capital Management serves as the investment advisor to each Acquiring Fund. Shelton Capital Management is an SEC-registered investment advisor established in 1985 that manages both equity and fixed income mutual funds as well as separately managed accounts, and a private fund. As of December 31, 2019, Shelton Capital Management managed approximately $2.2 billion in assets, including 13 mutual funds in two trusts.

For all Acquiring Funds other than the Emerging Markets Fund, ICON Advisers, Inc. serves as the investment sub-adviser using the same portfolio management team as is currently used for each corresponding Acquired Fund. ICON Advisers, Inc. is an SEC-registered investment advisor which as of December 31, 2019 managed approximately $930 million in assets, including the 17 Acquired Funds.

Shelton Capital Management has served as investment advisor to the Emerging Markets Acquiring Fund since its inception as a new Fund in connection with the anticipated Reorganization. The Fund is managed by Shelton’s international portfolio management team lead by Mr. Andrew Manton as the portfolio manager. Mr. Manton joined the Shelton Capital Management in July 2016 after serving as a Senior Portfolio Manager at WHV Investments. Prior to his affiliation with WHV Investments, Mr. Manton was a Senior Research Analyst and a member of the Large Cap Global Equities team at Victory Capital Management, and an analyst in both the fundamental Active Equities and Quantitative Strategies groups at Deutsche Asset Management. He has a BS in Finance from the University of Illinois at Chicago and an MBA with a concentration in Quantitative Finance and Accounting from the Tepper School of Business at Carnegie Mellon University. In addition to Mr. Manton, the international portfolio management team includes two experienced investment analysts. The team is based in Shelton Capital Management’s Greenwich, CT office.

Shelton Capital Management currently advises 13 mutual funds other than the Acquiring Funds. The Acquiring Funds are new series of SCM Trust, a proprietary, branded family of funds exclusively containing funds managed by Shelton Capital Management. In recommending that the ICON Funds Board approve each Plan, ICON Advisers and Shelton Capital Management indicated to the ICON Funds Board that they view the reorganizations of the Acquired Funds into similarly managed series of SCM Trust as important to a strategic plan they believe will result in more customized growth and distribution support, thereby resulting in the potential for increased assets and decreased operating expenses over the long term. In addition, ICON Advisers and Shelton Capital Management recommended the ICON Funds Board approve the Plans because they believe that the Reorganizations will allow Acquired Fund shareholders to: (1) continue to invest in a mutual fund with the same investment objective and somewhat similar principal strategies as the Acquired Fund, and (2) potentially benefit over time from the operating efficiencies and economies of scale that may result from operating the Funds in a larger fund family. In a mutual fund combination transaction like each Reorganization, the potential for achieving economies of scale results from the greater asset size of the combined Fund, where that is the case, and also from operating within a larger affiliated group of Funds, although there can be no assurance that such economies of scale will be realized. Each Fund bears certain fixed costs that will be spread out over a larger asset base in the combined Fund and with other affiliated Funds, therefore reducing the impact on the Funds and potentially reducing the combined Fund’s expense ratio. Each Board has determined that the interests of existing shareholders of its respective Fund will not be diluted as a result of the transactions contemplated by each Reorganization.

As further described in Section E below, the ICON Funds Board believes that the terms of each Reorganization are in the best interests of the Acquired Fund’s shareholders able and that the interests of existing shareholders of the respective Acquired Fund will not be diluted as a result of the proposed Reorganization.

B. Summary Comparison of Funds and Principal Risks

Investment Objectives. The investment objectives of the Funds are essentially the same. The Acquiring Fund seeks to achieve long-term capital appreciation, and the Acquired Fund seeks long-term capital appreciation.

Principal Investment Strategies. The principal investment strategies of the Acquired Fund and the Acquiring Fund are also somewhat similar, including an approach where both are managed to a significant degree using quantitative methods.

The table below provides a complete comparison.

Acquired Funds	Investment Objectives
ICON Fund	Seeks capital appreciation, with a secondary objective of capital preservation to provide long-term growth.
ICON Long/Short Fund	Seeks capital appreciation.
ICON Opportunities Fund	Seeks capital appreciation.
Corresponding Acquiring Fund
ICON Equity Fund	Seeks capital appreciation, with a secondary objective of capital preservation to provide long-term growth.
Acquired Funds
ICON Equity Income Fund	Seeks modest capital appreciation and income.
ICON Risk-Managed Balanced Fund	Seeks modest capital appreciation and income.
Corresponding Acquiring Fund
ICON Equity Income Fund	Seeks modest capital appreciation and income.
Acquired Funds
ICON Consumer Discretionary Fund	Seeks long-term capital appreciation.
ICON Consumer Staples Fund	Seeks long-term capital appreciation.
ICON Financial Fund	Seeks long-term capital appreciation.
Corresponding Acquiring Fund
ICON Consumer Select Fund	Seeks long-term capital appreciation.
Acquired Funds
ICON Energy Fund	Seeks long-term capital appreciation.
ICON Industrials Fund	Seeks long-term capital appreciation.
ICON Natural Resources Fund	Seeks long-term capital appreciation.
Corresponding Acquiring Fund
ICON Natural Resources Fund	Seeks long-term capital appreciation.
Acquired Funds
ICON Information Technology Fund	Seeks long-term capital appreciation.
ICON Healthcare Fund	Seeks long-term capital appreciation.
Corresponding Acquiring Fund
ICON Health and Information Technology Fund	Seeks long-term capital appreciation.
Acquired Fund
ICON Utilities Fund	Seeks long-term capital appreciation.
Corresponding Acquiring Fund
ICON Utilities and Income Fund	Seeks long-term capital appreciation.
Acquired Fund
ICON Flexible Bond Fund	Seeks maximum total return.
Corresponding Acquiring Fund
ICON Flexible Bond Fund	Seeks maximum total return.

Principal Investment Strategies. The principal investment strategies of the Acquired Funds and the Acquiring Funds are generally similar. In certain cases, the Acquiring Funds intend to operate as an amalgamation of two or more Acquired Funds with principal investment strategies and/or investible universes that are combinations of those used by the predecessor Acquired Funds. Generally, however the investment strategies and principal risks are similar since they are managed by the same investment management team with the same quantitative investment approach. For more information, please see the table below comparing the principal investment strategies of the Acquired Funds with the Corresponding Acquiring Funds.

In other cases, the Acquiring Funds will be successors to only one Acquired Fund, and have the same investment objectives, principal investment strategies, principal risks, and investment policies as the predecessor Acquired Funds.

For the equity Funds, these strategies use ICON’s methodology to identify stocks, industries and sectors in purchasing equity securities that its methodology suggests are trading below our calculation of intrinsic value. The ICON valuation methodology is rooted in the fundamentals of finance. Earnings, future earnings growth, risk as measured by beta, and opportunity costs as determined by bond yields help ICON calculate our understanding of the intrinsic value of a company. ICON relies on the integrity of the financial statements released to the market as a part of its analysis.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. Each Fund will sell securities in industries ICON believes are overpriced and buy securities in industries it believes are underpriced. ICON believes its combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which a Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

ICON uses these fundamentals to analyze hundreds of companies included in approximately 160 separate sub-industries, that change over time, and eleven basic market sectors as classified by the Standard & Poor’s Global Industry Classification Standard. ICON compares its valuation of a security to its current market price to arrive at a “value-to- price” ratio for each stock, and in turn, develop a value-to-price ratio for each of the industries. Portfolio Managers then have discretion to choose the individual securities they determine should comprise the portfolio. The value-to-price ratio guides our determination as to whether stocks, sub-industries, industries or sectors are over- or underpriced. As themes in the market change over time, different countries, sub-industries, industries and sectors may become leaders.

In addition to using our methodology to evaluate stocks and industries to categorize each as over- or underpriced relative to the broad market, ICON may factor in relative strength. In general, relative strength is a measure of the performance of an industry in relation to the performance of the broader market over a period of time.

For more details see the table below.

Acquired Funds Principal Investment Strategies		Acquiring Funds Principal Investment Strategies
ICON Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. Normally the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. The Fund may invest up to 25% of its assets in a single industry.	ICON Equity Fund	The Fund uses a quantitative methodology to identify securities believes are underpriced relative to value. Normally the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. To manage the risk of holding equity securities, the Fund may write call options or purchase put options on securities or securities indexes. The Fund may invest up to 25% of its assets in a single industry. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

The Fund may short securities and may also purchase exchange traded funds, including leveraged and inversed exchange-traded funds (“ETFs”). Leveraged ETFs seek to deliver multiples of the performance of the index or benchmark they track. Inverse ETFs (also called “short” funds) seek to deliver the opposite of the performance of the index or benchmark they track. Like traditional ETFs, some leveraged and inverse ETFs track broad indices, some are sector-specific, and others are linked to commodities, currencies, or some other benchmark.
ICON Long/Short Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund may invest up to 25% of its assets in a single industry.
ICON Opportunities Fund	The Fund uses a quantitative methodology to identify stocks, industries and sectors in small company securities that ICON’s methodology suggests are underpriced or overpriced relative to our calculation of intrinsic value. Normally, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in companies with a market capitalization that are within or below the range of companies in the S&P SmallCap 600 Index. The market capitalization of the companies in the Fund’s portfolio and the S&P SmallCap 600 Index changes over time, and the Fund will not sell a security just because the company has grown to a market capitalization outside the range. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. The Fund may invest up to 25% of its assets in a single industry.
ICON Equity Income Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice.

The Fund may invest up to 25% of its assets in a single industry. The Fund may also invest in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in securities with a lower rating by both S&P and Moodys.	ICON Equity Income Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization, including convertible and preferred securities, and in securities issued by dividend-paying companies. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. To manage the risk of holding equity securities, the Fund may write call options or purchase put options on securities or securities indexes.

The Fund may invest up to 25% of its assets in a single industry. The Fund may also invest in U.S. government agencies or government sponsored enterprises and investment-grade securities, although the Fund may invest up to 25% of its total assets in securities with a lower rating by both S&P and Moodys.
ICON Risk-Managed Balanced Fund	Principal Investment Strategies. The Fund uses a valuation methodology to identify securities ICON believes are underpriced relative to value. It seeks modest capital appreciation and income by normally investing no less than 25%, and up to 75%, of the market value of its assets, plus any borrowings for investment purposes, in debt securities traded in U.S. markets. To maintain a balance in debt and equity, the Fund will correspondingly invest no less than 25% and no more than 75% in equity securities traded in U.S. markets, including common stocks and preferred stocks of any market capitalization. To manage the risk of holding equity securities, the Fund may write call options or purchase put options on securities or securities indexes. The Fund may also purchase exchange traded funds and other derivatives. The Fund may invest up to 10% of its net assets in non-investment grade U.S. dollar denominated bonds. Non-investment grade means that both S&P and Moodys have rated the bonds non-investment grade. The Fund will not change its principal investment strategy without providing shareholders at least a 60-day notice.

ICON Consumer Discretionary Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Apparel Retail, Apparel, Accessories & Luxury Goods, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Casinos & Gaming, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishings, Home Improvement Retail, Homebuilding, Home Furnishing Retail, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet & Direct Marketing Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.	ICON Consumer Select Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary, Consumer Staples and Financial sectors (as determined by the Global Industry Classification Standard). There is no minimum or maximum with respect to the amount the Fund may invest in any particular sector.

The Consumer Discretionary sector includes, but is not limited to: Apparel Retail, Apparel, Accessories & Luxury Goods, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Casinos & Gaming, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishings, Home Improvement Retail, Homebuilding, Home Furnishing Retail, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet & Direct Marketing Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber.

The Consumer Staples sector includes, but is not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

The Financial Sector includes, but is not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Financial Exchanges & Data, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITS, Multi-line Insurance, Multi-sector Holdings, Other Diversified Financial Services, Property & Casualty Insurance, Regional Banks, Reinsurance, Specialized Finance, and Thrifts & Mortgage Finance.

For these purposes “consumer select” generally includes, but is not limited to, financial firms which interact with and are affected by consumers, such as asset management and custody banks, consumer finance, diversified banks, diversified capital markets, financial exchanges and data, insurance brokers, investment banking and brokerage, life and health insurance, mortgage REITs, multi-line insurance, multi-sector holdings, other diversified financial services, property and casualty insurance, regional banks, reinsurance, specialized finance, and thrifts and mortgage finance, as well as issuers in the Consumer Discretionary and Consumer Staples sectors.

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
ICON Consumer Staples Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
ICON Financial Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Financial Exchanges & Data, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITS, Multi-line Insurance, Multi-sector Holdings, Other Diversified Financial Services, Property & Casualty Insurance, Regional Banks, Reinsurance, Specialized Finance, and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

ICON Energy Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing, and Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.	ICON Natural Resources Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy, Industrials, and Natural Resources sectors. There is no minimum or maximum with respect to the amount the Fund may invest in any particular sector.

The Energy sector includes but is not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing, and Oil & Gas Storage & Transportation.

The Industrials sector includes, but is not limited to: Aerospace & Defense, Agricultural & Farm Machinery, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction Machinery & Heavy Trucks, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking.

For these purposes, “natural resources” generally includes, but is not limited to: energy (such as electricity and gas utilities, producers and developers, equipment and services, storage and transportation, gas/oil refining and marketing, service and drilling, pipelines and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

The Fund invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While ICON typically seeks to anchor the Fund’s assets in the United States, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country typically is less than 20% of the Fund’s total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining whether to buy or sell a security, ICON identifies industries, sectors and countries that our methodology suggests are underpriced relative to our calculation of intrinsic value. In determining whether to buy or sell a security, the Fund may consider various other factors, including whether the security has sufficiently exceeded ICON’s calculation of the security’s intrinsic value price, whether a value-oriented company has failed to actualize that value, the effect of commodity price trends on certain holdings, the relative strength of the security in the industry, sector or market in general, or whether a company has experienced a change in its valuation. The Fund may also sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.
ICON Industrials Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Agricultural & Farm Machinery, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction Machinery & Heavy Trucks, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
ICON Natural Resources Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. For these purposes, “natural resources” generally includes, but is not limited to: energy (such as electricity and gas utilities, producers and developers, equipment and services, storage and transportation, gas/oil refining and marketing, service and drilling, pipelines and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water). This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

The Fund invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While ICON typically seeks to anchor the Fund’s assets in the United States, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country typically is less than 20% of the Fund’s total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining whether to buy or sell a security, ICON identifies industries, sectors and countries that our methodology suggests are underpriced relative to our calculation of intrinsic value. In determining whether to buy or sell a security, the Fund may consider various other factors, including whether the security has sufficiently exceeded ICON’s calculation of the security’s intrinsic value price, whether a value-oriented company has failed to actualize that value, the effect of commodity price trends on certain holdings, the relative strength of the security in the industry, sector or market in general, or whether a company has experienced a change in its valuation. The Fund may also sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security, or to raise cash.

ICON Information Technology Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Internet Services & Infrastructure, IT Consulting & Other Services, Semiconductor Equipment, Semiconductors, Systems Software, Technology Distributors and Technology Hardware, Storage & Peripherals.

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.	ICON Health and Information Technology Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology and Health Care sectors (as determined by the Global Industry Classification Standard). There is no minimum or maximum with respect to the amount the Fund may invest in any particular sector.

The Information Technology Sector includes, but is not limited to: Application Software, Communications Equipment, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Internet Services & Infrastructure, IT Consulting & Other Services, Semiconductor Equipment, Semiconductors, Systems Software, Technology Distributors and Technology Hardware, Storage & Peripherals.

The Health Care Sector includes, but is not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals.

This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
ICON Healthcare Fund	The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
ICON Utilities Fund	The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities, Renewable Electricity and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.	ICON Utilities and Income Fund	Same.

ICON Flexible Bond Fund	The Fund uses a valuation methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of U.S. dollar-denominated fixed income products. These include corporate bonds, notes and debentures, and closed-end funds that invest at least 80% of their assets in fixed income securities, as well as U.S. government and agency securities. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. The Fund generally invests in investment-grade securities, although the Fund may invest up to 35% of its assets in securities with a lower rating by both S&P and Moodys. There is no limit on the Fund’s average maturity or on the maturity of any individual issues in the Fund.	ICON Flexible Bond Fund	Same.

The investments held by each Acquired Fund as of December 31, 2019 fall within the investment restrictions and investment guidelines of the corresponding Acquiring Fund, and therefore sales of portfolio securities in connection with the Reorganization are not anticipated. Changes in portfolio investments may occur in the ordinary course of investing and in accordance with the each Acquired Fund’s investment strategies and limitations, and in light of market developments.

Principal Investment Risks. Because the Funds have similar principal investment strategies, they also have similar principal investment risks, which are set forth in the table below, followed by descriptions of such risks.

The Funds are designated in the table below using the following corresponding capitalized letters, with the Acquiring Funds shown in bold.

ICON Fund	A	ICON Energy Fund	L
ICON Long/Short Fund	B	ICON Industrials Fund	M
ICON Opportunities Fund	C	ICON Natural Resources Fund	N
ICON Equity Fund	D	ICON Natural Resources Fund	O
ICON Equity Income Fund	E	ICON Information Technology Fund	P
ICON Risk-Managed Balanced Fund	F	ICON Healthcare Fund	Q
ICON Equity Income Fund	G	ICON Health and Information Technology Fund	R
ICON Consumer Discretionary Fund	H	ICON Utilities Fund	S
ICON Consumer Staples Fund	I	ICON Utilities and Income Fund	T
ICON Financial Fund	J	ICON Flexible Bond Fund	U
ICON Consumer Select Fund	K	ICON Flexible Bond Fund	V

Principal Risks	Funds
	A	B	C	D	E	F	G	H	I	J	K	L	M	N	O	P	Q	R	S	T	U	V
Industry and Concentration Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Small and Mid-Size Company Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Stock Market Risk								X	X	X	X	X	X	X	X	X	X	X	X	X
Portfolio Turnover Risk					X		X	X	X		X					X		X	X	X	X	X
Non-Diversified Portfolio Risk								X	X	X	X	X	X	X	X	X	X	X	X	X
Value Investing Risk			X
Investment in Other Investment Companies Risk					X	X	X														X	X
Credit Risk					X		X														X	X
Changes in Debt Ratings					X		X														X	X
Bond Risk					X	X															X	X
Interest Rate Risk					X																X	X

	A	B	C	D	E	F	G	H	I	J	K	L	M	N	O	P	Q	R	S	T	U	V
High Yield Risk						X															X	X
Liquidity Risk																					X	X
Short Sale Risk		X		X
Segregated Account Risk		X				X
ETF Risk				X
Leveraged and Inverse ETF Risk				X
Developing and Emerging Markets Risk														X	X
Global Natural Resources Risk														X	X
Globalization Risk														X	X
Regional Focus														X	X
Foreign Investment Risk														X	X
Correlation Risk						X
Options Risk						X
Tax Consequences						X

Acquired Funds Principal Risks		Acquiring Funds Principal Risks
ICON Fund	Industry and Concentration Risk Small and Mid-Size Company Risk	ICON Equity Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Short Sale Risk ETF Risk Leveraged and Inverse ETF Risk
ICON Long/Short Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Short Sale Risk Segregated Account Risk
ICON Opportunities Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Value Investing Risk
ICON Equity Income Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Portfolio Turnover Risk Investment in Other Investment Companies Risk Credit Risk Changes in Debt Ratings Bond Risk Interest Rate Risk	ICON Equity Income Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Portfolio Turnover Risk Investment in Other Investment Companies Risk Credit Risk Changes in Debt Ratings
ICON Risk-Managed Balanced Fund	Industry and Concentration Risk
Small and Mid-Size Company Risk
Investment in Other Investment Companies Risk
Bond Risk
High Yield Risk
Segregated Account Risk
Correlation Risk
Options Risk
Tax Consequences
ICON Consumer Discretionary Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Portfolio Turnover Risk Non-Diversified Portfolio Risk	ICON Consumer Select Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Portfolio Turnover Risk Non-Diversified Portfolio Risk
ICON Consumer Staples Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Portfolio Turnover Risk Non-Diversified Portfolio Risk
ICON Financial Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Non-Diversified Portfolio Risk

ICON Energy Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Non-Diversified Portfolio Risk	ICON Natural Resources Fund	Industry and Concentration Risk
Small and Mid-Size Company Risk
Stock Market Risk
Non-Diversified Portfolio Risk
Developing and Emerging Markets Risk
Global Natural Resources Risk
Globalization Risk
Foreign Investment Risk
ICON Industrials Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Non-Diversified Portfolio Risk
ICON Natural Resources Fund	Industry and Concentration Risk
Small and Mid-Size Company Risk
Stock Market Risk
Non-Diversified Portfolio Risk
Developing and Emerging Markets Risk
Global Natural Resources Risk
Globalization Risk
Foreign Investment Risk
ICON Information Technology Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Portfolio Turnover Risk Non-Diversified Portfolio Risk	ICON Health and Information Technology Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Portfolio Turnover Risk Non-Diversified Portfolio Risk
ICON Healthcare Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Non-Diversified Portfolio Risk
ICON Utilities Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Portfolio Turnover Risk Non-Diversified Portfolio Risk	ICON Utilities and Income Fund	Industry and Concentration Risk Small and Mid-Size Company Risk Stock Market Risk Portfolio Turnover Risk Non-Diversified Portfolio Risk
ICON Flexible Bond Fund	Industry and Concentration Risk Portfolio Turnover Risk Investment in Other Investment Companies Risk Credit Risk Changes in Debt Ratings Bond Risk Interest Rate Risk High Yield Risk Liquidity Risk	ICON Flexible Bond Fund	Portfolio Turnover Risk Investment in Other Investment Companies Risk Credit Risk Changes in Debt Ratings Bond Risk Interest Rate Risk High Yield Risk Liquidity Risk

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark. Moreover, to the extent a Fund generally maintains a relatively small portfolio, holding a smaller, more concentrated portfolio rather than a larger, more diversified portfolio may likewise cause the Fund to be more volatile and susceptible to political, economic, business and other developments, all of which could adversely affect performance.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Portfolio Turnover Risk. Active trading generates transaction costs which, in turn, can affect performance. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Value Investing Risk. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize ICON’s evaluation of the company’s intrinsic worth.

Investment in Other Investment Companies Risk. The Fund may invest in other investment companies. As with other investments, investments in other investment companies, including closed-end funds (which include business development companies (“BDCs”), unit investment trusts, open-end investment companies, and exchange traded funds, are subject to many of the same risks as investing directly in the underlying instruments, including market risk and, for non-index strategies, selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (including management and advisory fees). If the Fund acquires shares of one or more underlying funds, shareholders bear both their proportionate share of expenses in the Fund (excluding management and advisory fees attributable to those assets of the Fund invested in the underlying funds) and, indirectly, the expenses of the underlying funds (including management and advisory fees). Further, the closed-end fund market is inefficient. Many closed-end funds (“CEFs”), including many in which the Fund invests, are small or micro-cap securities. There is little independent research published on CEFs and limited availability of data makes research difficult and time consuming. CEFs may trade unpredictably. The underlying assets may be unknown and their value not readily determinable. The Fund often purchases CEFs believing they are trading at a discount to NAV, and an ongoing corporate action will cause the discount to narrow or disappear. With little independent analysis of the CEFs’ individual assets, the Fund essentially makes a value-based arbitrage strategy. The Fund will look to events like pending or proposed tender offers, liquidations, take-over plays etc. If the event is not preceded by an official announcement — and is, instead, “pending” or “anticipated” — this strategy can be very risky. If the event is announced, there is still the possibility that it will not happen. In sum, investing in CEFs in general, and CEF arbitrage plays in particular carry unique and arguably heightened risks.

Credit Risk. The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a fixed income security can cause a security’s price to fall, potentially affecting the Fund’s share price. Furthermore, the Fund invests primarily in corporate bonds, which are not guaranteed by the U.S. government. If the corporate issuer or guarantor of a debt security is unable or unwilling to honor its obligations, the government will not intervene if the issuer defaults and the Fund will lose its investment in the issue.

Changes in Debt Ratings. If a rating agency gives a convertible security a lower rating, the value of the security may decline because investors will demand a higher rate of return.

Bond Risk. Bond prices tend to move inversely with changes in interest rates. Bonds with longer maturities are more sensitive to changes in interest rates. Slower payoffs effectively increase duration, also heightening interest rate risk. The Fund could lose money if the issuer of the bonds is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal or interest, or a decline in the perception in the credit quality of a bond could affect bond prices. If a credit rating agency gives a debt security a lower rating, the value or liquidity of the bond may be adversely affected. Bonds, unlike equities listed on a national securities exchange, have less liquidity and the Fund may not be able to sell the bonds when it wants to sell, or if it can, it may need to sell at greatly reduced prices because of the lack of demand.

Interest Rate Risk. Bond prices tend to move inversely with changes in interest rates. For example, when interest rates rise, bond prices generally fall. Securities with longer maturities are more sensitive to changes in interest rates. Performance could also be affected if unexpected interest rate trends cause the Fund’s mortgage or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase maturity, also heightening interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. As a result, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Interest Rate Risk – Convertible securities. Convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall. Securities with longer maturities tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed-rate corporate bond.

High Yield Risk. The Fund may invest up to 35% of the Fund’s total assets in high yield securities (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its investment in the issue.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in less liquid securities may reduce the Fund’s returns because it may be unable to sell the less liquid security at an advantageous time or price.

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero. Because the Fund screens and buys and sells securities using a value based, quantitative methodology, the Fund may be entirely long or entirely short depending on where the Portfolio Manager sees value and reads the market in general.

Segregated Account Risk. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Leveraged and Inverse ETF Risk. Risks associated with investing in inverse and leveraged ETFs include compounding risk, derivative securities risk, correlation risk and leverage. Most leveraged and inverse ETFs “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Their performance over longer periods of time - over weeks or months or years - can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets.

Stock Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Developing and Emerging Markets Risk. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes than economies in more developed countries. The governments of developing and emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact the Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative and higher risk.

Global Natural Resources Risk. Global natural resources risks include price fluctuation caused by inflationary trends (whether actual or imagined), political developments, changes in energy or materials costs, changes in the supply of or demand for different natural resources, the costs assumed by natural resources companies in complying with environmental and safety regulations, and the risks associated with natural and man-made disasters.

Globalization Risk. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than the Fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.

Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Correlation Risk. The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Options Risk. Investments in options involve certain risks. These risks include:

•	Limited Gains. By selling a call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock or index above the exercise price but continue to bear the risk of a decline in the value of the underlying stock or index. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock or exposure to the underlying index upon exercise of the option could be substantially below its prevailing market price.

•	Premium Losses. By purchasing a put option for a premium, the Fund secures the right to sell a security to the writer of that option on or before a fixed date at a predetermined price. The Fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount in excess of the premium paid. The Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

•	Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

•	Lack of Liquidity for the Security. The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund may generally hold the stocks or exposure to the index underlying the option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities. This risk is less likely to be prevalent on options that are written on an index.

Tax Consequences. The sale of call options generates premiums. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Due to the tax treatment of securities on which call options have been written, the majority, if not all, of the gains from the sale of the underlying security will be short-term capital gains. Short-term capital gains are usually taxable as ordinary income when distributed to shareholders. Because the Fund does not have control over the exercise of the call options it writes, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), may force it to realize capital gains or losses at inopportune times. The Fund intends to make quarterly distributions of income (versus capital gains), if any.

Additionally, the Funds with sector focused principal investment strategies have the following principal risks:

Industry, Sector, and Concentration Risk. Companies that have similar lines of business are grouped together in categories called industries. Certain industries are grouped together in broader categories called sectors.

Natural Resources Sector Funds: ICON Energy Fund, ICON Industrials Fund, ICON Natural Resources Fund, ICON Natural Resources Fund.

The Fund overweights industries within the Energy sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including the Energy Equipment & Services and Oil, Gas & Consumable Fuels industries. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the Energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events (including, but not limited to, instability in the Middle East), energy conservation, alternative energy sources, increases in energy efficiencies and economic conditions. These companies may be at risk for environmental damage claims.

The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including but not limited to the Aerospace & Defense, Agricultural & Farm Machinery, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction Machinery & Heavy Trucks, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials sector. The prices of the securities of companies operating in the Industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The Fund overweights industries within the Natural Resources sectors, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, which include but are not limited to the energy (such as electricity and gas utilities, producers and developers, equipment and services, storage and transportation, gas/oil refining and marketing, service and drilling, pipelines and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water) industries. Investments in the natural resources and related sectors may be affected by numerous factors. For example, natural disaster (e.g. earthquakes or fires) and political events (such as coups or military campaigns) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which foreign securities are subject also may affect domestic companies in which the Fund invests if they have significant operations or investments in foreign countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both domestic and foreign) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources sectors. Securities of companies within specific natural resources sectors can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain natural resources sectors than others, the Fund’s performance may be more sensitive to developments which affect those sectors emphasized by the Fund.

Consumer Sectors: ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Financial Fund, ICON Consumer Select Fund.

The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including, but not limited to, the Apparel Retail, Apparel, Accessories & Luxury Goods, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Casinos & Gaming, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishings, Home Improvement Retail, Homebuilding, Home Furnishing Retail, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet & Direct Marketing Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary sector. The performance of companies operating in the Consumer Discretionary sector will also be affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary sector encompasses businesses that tend to be sensitive to economic cycles.

The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including the Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Staples sector. The performance of companies operating in the Consumer Staples sector will also be affected by consumer confidence, demands and preferences, and spending. In addition, companies in the Consumer Staples sector may be subject to risks pertaining to the supply of, demand for, and prices of raw materials.

The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including the Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Financial Exchanges & Data, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITS, Multi-line Insurance, Multi-sector Holdings, Other Diversified Financial Services, Property & Casualty Insurance, Regional Banks, Reinsurance, Specialized Finance, and Thrifts & Mortgage Finance industries. The Financials sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials sector. Companies operating in the Financials sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition.

Information Technology and Healthcare Sectors: ICON Information Technology Fund, ICON Healthcare Fund, ICON Health and Information Technology Fund

The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including the Application Software, Communications Equipment, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Internet Services & Infrastructure, IT Consulting & Other Services, Semiconductor Equipment, Semiconductors, Systems Software, Technology Distributors and Technology Hardware, Storage & Peripherals industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition and may also demonstrate increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including the Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals industries. The Fund is subject to the risk that securities within the sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care sector. The prices of the securities of companies operating in the Health Care sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services. Competition, patent considerations, regulatory approval of products, and government proposed and adopted regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Utilities Sector: ICON Utilities Fund, ICON Utilities and Income Fund

The Fund overweights industries within the Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries, including the Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities, Renewable Electricity and Water Utilities industries. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. The recent trend towards deregulation in the Utilities sector presents special risks. Utility companies may be subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Additional risks can include fuel and other operating cost increases, restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations, and difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices.

B.2	The Emerging Markets Funds

Investment Objectives. The investment objectives of the Funds are the same. Both Funds seek long-term capital appreciation.

Principal Investment Strategies. The principal investment strategies of the Acquired Fund and the Acquiring Fund are also somewhat similar, including an approach where both are managed to a significant degree using quantitative methods.

Acquired Fund Principal Investment Strategies	Acquiring Fund Principal Investment Strategies

The Fund uses a quantitative methodology to identify securities, industries and sectors in emerging markets that ICON’s methodology suggests are underpriced or overpriced relative to our calculation of intrinsic value. ICON believes that equity markets go through themes over time. Simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. We compute a value-to-price ratio for the securities in our database to determine whether industries, sectors and a country’s securities markets are over- or underpriced. As themes in the market change over time, different countries, industries, and sectors may become leaders. We sell industries we believe are overpriced and buy industries we believe are underpriced, as identified by our valuation model, to capture developing industry and sector themes without restrictions on market capitalization. The Fund may invest up to 25% of its assets in a single industry. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of issuers whose principal activities are in an emerging market or are economically tied to an emerging market country.

In general, countries may be considered emerging or developing if they are included on any one of the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index, classified as a developing or emerging market or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund. For purposes of the Fund’s investments, a determination is made that an issuer’s principal activities are in an emerging market country or that an issuer is economically tied to an emerging market country by utilizing the Morgan Stanley Capital International (“MSCI”) global classification of securities methodology (“MSCI Global Classification”).

The MSCI Global Classification, in general, looks at the country of incorporation and where the securities are primarily listed. However, in some situations additional factors may also need to be considered, such as: the geographic distribution of the issuer’s operations (in terms of assets and production); the location of its headquarters; and the country in which investors consider the issuer to be most appropriately classified. Such a determination can also be based, in whole or in part, on classifications under the MSCI Emerging Markets Economic Index. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.

The Fund primarily invests, under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies in “Emerging Markets” with a suitable potential for earnings growth. “Emerging markets” for this purpose are markets included in MSCI Emerging Markets Index (the “Index”). The Fund invests its assets in equity securities of non-U.S. companies located in countries with emerging markets but may also invest in companies domiciled in developed markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in a universe of stocks listed within the MSCI Emerging Markets Index. In determining whether an issuer not included in the Index is within the geographies represented as emerging markets by the Index, the Advisor may consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund’s investments in equity securities including common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may enter into currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect foreign currency exposure.

The Advisor implements its investment strategy by first using a proprietary global “life-cycle” screen to narrow the Fund’s investable universe. The Advisor then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country.

The Advisor’s “life-cycle” screen classifies companies according to one of the following five categories:

•     Innovation: Companies characterized as having high level of capital investment and below the cost of capital returns.

•     Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

•     Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

•     Maturity: Companies characterized as earning a small positive spread above the cost of capital.

•     Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor’s investment team actively invests across all five categories of the “life-cycle,” building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate the Fund’s securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

Principal Investment Risks. Because the Funds have somewhat similar principal investment strategies and invest primarily in international securities, they also have similar principal investment risks, which are set forth in the table below.

Acquired Fund Principal Investment Risks	Acquiring Fund Principal Investment Risks
Foreign Investment Risk. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.	Non-U.S. investment risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.
Industry and Concentration Risk. Companies that have similar lines of business are grouped together in categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.
Portfolio Turnover Risk. Active trading generates transaction costs which, in turn, can affect performance. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance.	Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.
Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a Fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund’s holdings.
Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact the Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative and higher risk.	Emerging markets risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets. Emerging markets may have less established legal and accounting systems than those in more developed markets. Governments in emerging markets may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. The economies of emerging markets may be dependent on relatively few industries and thus affected more severely by local or global changes. Emerging market securities may also be more volatile, more difficult to value, and have lower overall liquidity than securities economically tied to U.S. or developed non-U.S. issuer.
Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions.

The Fund invests in stock markets primarily outside the U.S. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Non-U.S. currency risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.
Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.
Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them. Some or all of the securities held by the Fund may be valued using “fair value” techniques, rather than market quotations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices.
Economic and Political Risks. These effects may be short-term by causing a change in the global markets that is corrected in a year or less, or they may have long-term impacts which may cause changes in the markets that may last for many years. In any given country, some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.
Non-Diversified Portfolio Risk. The ICON Emerging Markets Fund is “non-diversified” which means that a Fund may own larger positions in a smaller number of securities than funds that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified fund. The Fund’s share prices may also be more volatile than those of a diversified fund.
Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

C. Comparison of Distribution and Purchase and Redemption Procedures

ICON Distributors, Inc. is the distributor (also known as the principal underwriter) of the shares of the Acquired Funds and is located at 5299 DTC Blvd, Suite 1200, Greenwood Village, CO. ICON Distributors, Inc. is a registered broker-dealer and is a member of FINRA.

RFS Partners, LP, located at 1875 Lawrence Street, Suite 300, Denver, CO 80202-1805, serves as the principal underwriter and distributor for the shares of the Acquiring Funds pursuant to an underwriting agreement with the SCM Trust. RFS Partners, LP is registered as a broker-dealer and is a member of FINRA.

A comparison of distribution and purchase and redemption policies and procedures as described in the respective prospectuses of the Acquired Funds and the Acquiring Funds is set forth in the following table.

	Acquired Fund	Acquiring Fund
Distribution and Service Plan (Rule 12b-1)

The ICON Funds have adopted a distribution plan under Investment Company Act Rule 12b-1 that allows the Funds to pay distribution and service fees for the sale of Class A and Class C shares and for other shareholder services. Because the fees are paid out of a class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Servicing Agents may receive these fees from the Funds in exchange for providing a number of shareholder services, such as:

•     placing your orders;

•     providing investment advice, research and other advisory services;

•     handling correspondence for individual accounts; and

•     issuing shareholder statements and reports.

SCM Trust has adopted a Share Marketing Plan (the “12b-1 Plan”) with respect to the Investor Class pursuant to Rule 12b-1 under the Investment Company Act. Under the 12b-1 Plan, the Acquiring Fund pays distribution fees to the Fund’s distributor at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to its Investor Class shares, to reimburse the distributor for its expenses in connection with the promotion and distribution of the Investor Class shares. The 12b-1 Plan provides that the Acquiring Fund’s distributor may use the distribution fees received from the Investor Class shares of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. respect to marketing and promotional activities that the Trust may, from time to time, deem advisable. Because distribution (12b-1) fees are paid out of fund assets on an ongoing basis, 12b-1 fees will, over time, increase the cost of your investment in a fund and may cost you more than other types of sales charges.

Sub-Transfer Agency and Shareholder Service Fee	ALPS Fund Services, Inc. provides shareholder and transfer agent services to the Funds. Registered broker-dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities (“Servicing Agents”) may also provide shareholder services, recordkeeping and/or administrative services to certain accounts. ICON may pay a sub-transfer agent fee to these Servicing Agents for these services. The Funds may reimburse ICON for all or a portion of these fees. Servicing Agents receiving such fees may also receive 12b-1 fees.	The Trust has adopted a Shareholder Services Plan (the “Services Plan”) with respect to Investor Class shares. Shelton Capital Management serves as the service provider under the Services Plan and, as such, receives any fees paid by the Acquiring Fund pursuant to the Services Plan. Under the Services Plan, the covered shares of the Fund will pay a continuing service fee to Shelton Capital Management, the Fund’s distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of the covered shares of the Fund. Such amounts are compensation for providing certain services to clients owning those shares of the Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to a Fund, including responding to shareholder inquiries.

Classes of Shares

The ICON International Fund currently offers Class A, Class C, and Class S shares.

Class S shares of the Funds are available to all eligible investors including, without limitation, individual investors, institutional investors, a 401(k), 403(b) or 457(b) plan or the custodian for such a plan and investment representatives or their clients purchasing shares through fee-based investment products or accounts.

ICON Advisers reserves the right, in its sole discretion, to reimburse certain expenses of Class S shareholders who have or make a significant investment in the Funds. The reimbursement will not be paid by the Funds. An individual investor transacting in Class S shares on a brokerage platform may be required to pay a commission to a broker. ICON reserves the right to change or waive the investment criteria for Class S shares.

Using a Financial Intermediary

Class A shares must be purchased by or through a financial intermediary. If you purchase shares through a financial adviser or broker, they may impose policies, limitations and fees which are in addition to or different from those described in this Prospectus. Please read your financial intermediary’s program materials carefully. The investor will be required to provide current broker/dealer information upon purchase.

How to Buy Shares – Initial Purchase. Make your check payable to the name of the Fund in which you are investing and mail it with the application to the transfer agent of the Funds, Ultimus Fund Solutions, at the address indicated below. Please note the minimum initial investments previously listed. SCM Trust C/O Ultimus Fund Solutions 4221 N. 203rd Street, Ste. 100, Elkhorn, NE 68022. You may also forward your check (and application, for new accounts) to the Fund’s offices, which will in turn forward your check (and application, for new accounts) on your behalf to the Funds’ agent for processing. You will receive the share price next determined after your check has been received by the agent. Please note that this means that the shares will be purchased at the next calculated price after receipt by the agent, which is typically the next business day following receipt at the Fund’s offices. The Fund’s office is located at the following address: SCM Trust 1875 Lawrence Street, Suite 300, Denver, CO 80202-1805. You also may buy shares of the Fund through selected securities brokers. Your broker is responsible for the transmission of your order to Ultimus Fund Solutions, the Fund’s transfer agent, and may charge you a fee. You will generally receive the share price next determined after your order is placed with your broker, in accordance with your broker’s agreed upon procedures with the Fund. Your broker can advise you of specific details.

Purchasing Additional Shares. Make your check payable to the Fund in which you are investing, write your account number on the check, and mail your check with the deposit slip from your most recent statement to the address printed on your account statement. There is a $100 minimum for subsequent investments. After setting up your online account, you may obtain a history of transactions for your account(s) by accessing our website at www.sheltoncap.com.

Automatic Investment Plan. Using the Funds’ Automatic Investment Plan, or AIP, you may arrange to make additional purchases automatically by electronic funds transfer (“EFT”) from your checking or savings account. Your bank must be a member of the Automated Clearing House. You can terminate the program with ten days’ written notice. There is no fee to participate in this program, however, a service fee of $25.00 will be deducted from your account for any AIP purchase that does not clear due to insufficient funds, or if prior to notifying the Funds in writing or by telephone to terminate the plan, you close your bank account or take other action in any manner that prevents withdrawal of the funds from the designated checking or savings account. Investors may enroll on our website or by calling the Fund and obtaining a paper form. The share prices of the Fund are subject to fluctuations. Before undertaking any plan for systematic investment, you should keep in mind that such a program does not assure a profit or protect against a loss. We reserve the right to suspend the offering of shares of any Fund for a period of time and to reject any specific purchase order in whole or in part. The Fund does not send individual transaction confirmations to individuals participating in an automatic investment plan. You will receive a quarterly statement of all transactions occurring during the most recent calendar quarter.

Minimum Investments

Minimum Initial Investments

To open a Fund account, please enclose a check payable to “ICON Funds” for:

•     $1,000 minimum per Fund

•     No minimum if you begin an Automatic Investment Plan

Class S shares may require a separate application and have different investment procedures. For significant investments, contact ICON Advisers at 1-800-828-4881 or at www.iconfunds.com.

Minimum Additional Investments

•     In general, $100 per Fund for additional investments

•     In general, $100 per Fund for Automatic Investment Plan payments

The minimum initial investment in Investor Class shares is $500 for accounts with an Automatic Investment Plan and $1,000 for all other accounts, with a minimum subsequent investment of $500 for accounts with an Automatic Investment Plan and $1,000 for all other accounts.

The minimum initial investment in Institutional Class shares is $500,000 for all accounts, with a minimum subsequent investment of $1,500 for accounts with an Automatic Investment Plan and $2,500 for all other accounts.

In connection with the Reorganization, any minimum investment amounts applicable to initial investments in the Acquiring Fund shall be waived with respect to the Acquired Fund shareholders’ initial receipt of Acquiring Fund shares as part of the Reorganization.

Share Purchases

The price you pay for a share of a Fund and the price you receive upon selling, redeeming, or exchanging a share of a Fund is called the net asset value (“NAV”). NAV per share of each share class is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or trading is restricted.

Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.

The Funds use pricing services to determine the market value of the securities in their portfolios. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds’ portfolios. If a market quotation is not readily available or is unreliable, the security is valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid. The valuation assigned to fair valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps protect the interests of long-term shareholders in the Funds.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund’s investment performance. If a Fund invests in another investment company, the Fund’s net asset value is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds’ transfer agent or other Fund agents.

ICON Distributors, Inc. (the “Distributor”) may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary receives such orders; and such orders will be priced using that Fund’s net asset value next computed after the orders are placed with such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, except in extraordinary events, no later than 9 a.m. Eastern time following the day that such purchase or redemption orders are received by the broker or intermediary.

The share price (net asset value per share or NAV) for a Fund is normally calculated as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. ET, each day that the NYSE is open for business. The NAV is calculated by dividing Fund net assets (i.e. total assets minus total liabilities) by the number of shares outstanding. For purposes of determining the NAV, security transactions are normally recorded one business day after the trade date. If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would normally be open for business, or if the NYSE has an unscheduled early closing, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. If a Fund’s authorized agent receives your request in good order (as described below) before the time as of which a Fund prices its shares (generally the normally scheduled close of trading on the NYSE, at 4 p.m. ET), your transactions will be priced at that day’s NAV. If your request is received after such time, it will be priced at the next business day’s NAV. A Fund cannot accept orders that request a particular day or price for your transaction or any other special conditions. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. Some securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Funds do not calculate their NAVs. This could cause the value of a Fund’s portfolio investments to be affected by trading on days when you cannot buy or sell shares.

Redemption Information	Minimum redemption — $100. Phone redemption is not available on retirement accounts and certain other accounts. The maximum amount that can be redeemed by phone is $50,000 per social security number per day. There is no limit on the amount redeemed and no signature guarantee required with a written request to send the proceeds to the address or bank of record.
You may redeem all or a portion of your shares on any business day that the Funds are open for business. Your shares will be redeemed at the net asset value next calculated (after the close of the NYSE which is 4 PM Eastern Time) after the Fund’s agent has received your redemption request in good order.

The Trust is committed to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the applicable Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemption-in-Kind: In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund from which the shareholder is redeeming. Such payments-in -kind might be made, for example, in case of stressed market conditions, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of that Fund or the Trust. In such circumstances, the securities distributed would be valued at the price used to compute such Fund's net asset value. Should a Fund do so, a shareholder would likely incur transaction fees in converting the securities to cash. However, a Fund could be practically limited in its ability to redeem shares in-kind due to logistical or other issues. Redemption Methods Available: Generally, a Fund expects to pay redemption proceeds in cash. To do so, a Fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. These methods may be used during both normal and stressed market conditions.

THE FUNDS AND SHELTON RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

•     To automatically redeem your shares if your account balance falls below the minimum balance due to the sale of shares.

•     To modify or terminate the exchange privilege on 60 days’ written notice.

•     To refuse any purchase or exchange purchase order.

•     To change or waive a Fund’s minimum investment amount.

•     To suspend the right to redeem shares, and delay sending proceeds, during times when trading on the principal markets for the Funds are restricted or halted, or otherwise as permitted by the SEC.

•     To withdraw or suspend any part of the offering made by this Prospectus.

•     To automatically redeem your shares if you fail to provide all required enrollment information and documentation.

Purchasing Shares by Exchange		You must meet the minimum investment requirement of the Fund into which you are exchanging. You can only exchange between accounts with identical account registrations. Same day exchanges are accepted until market close, normally 4:00 p.m. Eastern Time.
Limitations on Purchase

The Funds require you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan. If at any time, due to redemptions or exchanges, or upon the termination of an Automatic Investment Plan, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

We will decide whether to close an account based on our determination of what is best for the Funds. We will give you at least 60 days written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

We reserve the right to:

•     reject any investment or exchange

•     cancel any purchase due to nonpayment or insufficient investor information

•     modify the conditions of purchase or sale at any time

•     waive or lower investment minimums or requirements

•     limit the amount that may be purchased

•     close or freeze an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds

•     suspend the offering of shares

In order to make your order effective, we must have your order in good form as described below. Please note a Fund and Shelton reserve the right to reject any purchase. Your purchase will be processed at the net asset value next calculated after your order has been received by the Fund’s agent. You will begin to earn dividends as of the first business day following the day of your purchase. All your purchases must be made in U.S. dollars, and checks must be drawn on banks located in the United States. We reserve the right to limit the number of investment checks processed at one time. If a check does not clear, we will cancel your purchase. You will be liable for any losses and fees incurred in connection with a check that does not clear for any reason, including insufficient funds. When you purchase by check redemption proceeds will not be sent until we are satisfied that the investment has been collected (confirmation of clearance may take up to 15 days). Payments by check or other negotiable bank deposit will normally be effective within 2 business days for checks drawn on a member of the Federal Reserve System and longer for most other checks. You can wire federal funds from your bank or broker, which may charge you a fee. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such delivery services does not constitute receipt by the Funds’ transfer agent or the Funds.

THE FUNDS AND SHELTON RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

•     To automatically redeem your shares if your account balance falls below the minimum balance due to the sale of shares.

•     To modify or terminate the exchange privilege on 60 days written notice.

•     To refuse any purchase or exchange purchase order.

•     To change or waive a Fund’s minimum investment amount.

•     To suspend the right to redeem shares, and delay sending proceeds, during times when trading on the principal markets for the Funds are restricted or halted, or otherwise as permitted by the SEC. • To withdraw or suspend any part of the offering made by this Prospectus.

•     To automatically redeem your shares if you fail to provide all required enrollment information and documentation.

Execution of Requests	The Acquired Fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by ICON Funds. In unusual circumstances, the Acquired Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.	The Acquiring Fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by SCM Trust. In unusual circumstances, the Acquiring Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.

Frequent Trading/Redemption Fees

While the Funds provide shareholders with daily liquidity, they are intended to be long-term investments and are not designed for investors who engage in short-term trading, market timing or other abusive trading practices. Short-term trading, market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of Fund shares may:

•     Cause a Fund to keep more assets in cash or cash equivalents than it otherwise would, causing the Fund to miss out on investment opportunities;

•     Force a Fund to sell some of its investments sooner than it otherwise would in order to honor redemptions;

•     Increase brokerage commissions and other portfolio transaction expenses if securities are constantly being bought and sold by the Fund as assets move in and out;

•     Dilute the value of Fund shares held by long-term shareholders.

Although ICON will not knowingly permit investors to excessively trade the Funds in a manner to harm fund shareholders, ICON cannot guarantee that it will be able to identify and restrict all abusive trading in the Funds. ICON has agreements to obtain relevant data for shareholder transactions received through financial intermediaries. Although ICON receives underlying account data, ICON cannot always know or reasonably detect excessive short-term trading through these intermediaries or through the use of omnibus accounts by these intermediaries. In an attempt to minimize harm to the Funds and their shareholders, ICON reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that ICON believes are made on behalf of excessive short-term traders.

Funds that invest in overseas markets may be subject to the risk of certain investors using a strategy known as time- zone arbitrage that attempts to take advantage of time zone differences in various countries. Time-zone arbitrage is a form of market timing. The Board has adopted, and ICON has implemented the following tools designed to discourage short-term trading in the Funds, including time-zone arbitrage:

•     Shareholder trade activity monitoring;

•     Trading guidelines; and

•     Specific use of fair value pricing, including daily fair value of foreign securities outside of the Western Hemisphere.

Although these tools are designed to discourage abusive short-term trading, none of these tools alone, nor all of them taken together, eliminates the possibility that abusive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments, which are inherently subjective. ICON seeks to make these judgments to the best of its abilities in a manner it believes is consistent with shareholder interests. For purposes of applying these tools, ICON may consider an investor’s trading history in the Funds, and accounts under common ownership, influence or control. ICON may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

The Board has determined not to adopt a short-term redemption fee to discourage or address the potential costs of excessive frequent purchases and redemptions. Frequent purchases and redemptions of a Fund’s shares may result in additional costs that are borne by a Fund. The Board believes the current monitoring and actions taken against abusive short-term trading mitigates additional harm to the Funds

.

The Funds have adopted policies and procedures designed to discourage short-term trading. Although market-timing can take place in many forms, the Funds generally define a market-timing account as an account that habitually redeems or exchanges Fund shares in an effort to profit from short-term movements in the price of securities held by the Funds. The Funds seek to eliminate such purchases and have taken steps that it believes to be reasonable to discourage such activity. The Funds’ frequent trading policies and procedures seek to identify frequent trading by monitoring purchase and redemption activities in each Fund over certain periodic intervals and above certain dollar thresholds. The policies include communicating with relevant shareholders or financial intermediaries, and placing restrictions on share transactions, when deemed appropriate by the Fund. The Fund reserves the right to reject any purchase order. While the Funds make efforts to identify and restrict frequent trading that could impact the management of a Fund, the Funds receive purchase and sales orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or by the use of combined or omnibus accounts by those intermediaries. If a shareholder, in the opinion of a Fund, continues to attempt to use the Fund for market-timing strategies after being notified by the Fund or its agent, the account(s) of that shareholder may be closed to new purchases and exchange privileges may be suspended. Additionally, if any transaction is deemed to have the potential to adversely impact a Fund, the Fund has certain rights listed and detailed later in this prospectus. The application of the Funds’ excessive trading policies involves judgments that are inherently subjective and involve some selectivity in their application. The Funds, however, seek to make judgments that are consistent with the interests of the Funds’ shareholders. No matter how the Funds define excessive trading, other purchases and sales of Fund shares may have adverse effects on the management of a Fund’s portfolio and its performance. Additionally, due to the complexity and subjectivity involved in identifying excessive trading and the volume of Fund shareholder transactions, there can be no guarantee that the Funds will be able to identify violations of the excessive trading policy or to reduce or eliminate all detrimental effects of excessive trading. The restrictions above may not apply to shares held in omnibus accounts for which the Funds do not receive sufficient transactional detail to enforce such restrictions.

Trade Activity Monitoring

ICON and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect abusive short-term trading activities. If as a result of this monitoring ICON believes that a shareholder has engaged in abusive short-term trading, ICON may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

ICON believes it has the ability to monitor trades that are placed by underlying shareholders of omnibus accounts maintained by trading platforms, brokers, retirement plan accounts, and certain fee-based programs. If ICON identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If ICON is not satisfied that the intermediary has taken appropriate action, ICON may terminate the intermediary’s ability to transact in Fund shares. However, the ability to receive and analyze such information is limited and may inhibit ICON from eliminating the possibility of abusive short-term trading.

Trading Guidelines

If a Fund, ICON, or one of its agents determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive or abusive (for example — as a guideline a purchase and sale within a 45-day period), the Fund or ICON may, in its discretion, reject additional purchase and exchange orders, regardless of whether or not such shareholder exceeds such guidelines. A Fund or ICON may and frequently has permitted exceptions to these guidelines for accounts that can demonstrate they are following a bona fide long-term investment strategy such as sector or industry rotation.

Transactions placed through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part. Transactions accepted by your financial intermediary in violation of our short-term trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the financial intermediary. ICON may also suspend or terminate your exchange privileges if you engage in an excessive pattern of exchanges. ICON also reserves the right to delay delivery of redemption proceeds for up to seven days, or to honor certain redemptions with securities, rather than cash.

Dividends and Distributions

Dividends and Other Distributions. The Funds intend to distribute all or a portion of any net investment income and net capital gains, if any, generally on an annual basis each December. From time to time, the Funds may make additional distributions.

You have the option to reinvest income dividends and capital gain distributions in shares of the distributing Fund or to receive either or both of these types of distributions in cash. The payment method for net short-term capital gain distributions is the same as you elect for dividends. All of your dividends and capital gain distributions with respect to the Funds will be reinvested in additional shares of the Funds unless you provide us with a written request to receive your payments in cash ($10 minimum check amount). The Funds will automatically reinvest all dividends under $10 in additional shares of the Funds. If you have elected to receive your dividends or capital gain distributions from a Fund in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account’s subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends. Any investment in the Funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because your situation may be different, it is important that you consult your tax advisor about the tax implications of your investment in any of the Funds. As a shareholder, you are entitled to your share of the dividends your Fund earns. All SCM Trust Funds distribute substantially all of their dividends quarterly with the exception of Shelton International Select Equity which distributes annually. Shareholders of record on the second to last business day of the quarter will receive the dividends. Shareholders of record on the second to last business day of the month will receive the dividends. Capital gains are generally paid on the last day of November, to shareholders of record on the second to last business day of November each year. At the beginning of each year, shareholders are provided with information detailing the tax status of any dividend the Funds have paid during the previous year. After every distribution, the value of a Fund share drops by the amount of the distribution. If you purchase shares of one of the Funds before the record date of a distribution and elect to have distributions paid to you in cash, you will pay the full price for the shares and then receive some portion of that price back in the form of a taxable distribution. This is sometimes referred to as buying a dividend.

All dividends and distributions will be reinvested in Acquired Fund shares unless you choose one of the following options: (1) to receive net investment income dividends in cash, while reinvesting capital gain distributions in additional Acquired Fund shares; or (2) to receive all dividends and distributions in cash. If you wish to change your distribution option, please write to the Transfer Agent before the payment date of the distribution.

Shareholders will generally have to pay federal income taxes, as well as any state or local taxes, on distributions received from the Acquired Fund, whether paid in cash or reinvested in additional shares. If you sell Acquired Fund shares, it is generally considered a taxable event. If you exchange shares of the Acquired Fund for shares of another fund, the exchange will be treated as a sale of the Acquired Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions of net investment income, other than “qualified dividend income,” and distributions of net short-term capital gains, are taxable for federal income tax purposes at ordinary income tax rates. Distributions from the Acquired Fund’s net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain, regardless of how long the shareholder has held Acquired Fund shares.

Since the Acquired Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of the dividends paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

Taxation of Fund Distributions. For U.S. federal income tax purposes, shareholders of a Fund are generally subject to taxation based on the underlying character of the income and gain recognized by the Fund and distributed to the shareholders. Distributions of net capital gains that are properly designated by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. Certain distributions from a Fund may be “qualified dividend income;’ which will be taxed to individuals and other non-corporate shareholders at favorable rates so long as certain holding period and other requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends they receive from a Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. A Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, or from transactions in so-called “section 1256 contracts,” which may generate both short-term and long-term capital gains distributions. A Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. A Fund may realize ordinary income from foreign currency gains, from interest on indebtedness owned by the Fund, and from other sources. The term “Section 1256 contract” refers to regulated future contracts, foreign currency contracts, non-equity options, debt options, dealer equity options, and certain other options. Distributions of a Fund’s earnings are taxable whether a shareholder receives them in cash or reinvests them in additional shares. A dividend or distribution made shortly after a shareholder purchases shares of a Fund will be taxable even though such distribution is in effect a return of capital. An investor can avoid this result by investing after a Fund has paid a dividend.

Taxes. Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been a shareholder and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income from the Funds, such as dividends and interest on investments, are taxable to you as ordinary income. Certain ordinary income distributions made to you may be from qualified dividend income and may qualify for a lower tax rate.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If a Fund’s total gains on such sales exceed its total losses thereon (including losses carried forward from prior years), the Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long the Fund held the security that gave rise to the gains. The Funds’ distributions of net long-term capital gains are taxable to you at the rates applicable to those gains. All distributions of net short-term capital gains are taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you redeem or exchange a Fund’s shares at more or less than you originally paid. Because everyone’s tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

Unless certain non-U.S. entities that hold shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to dividends payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

Some of the Acquired Fund’s investment income may be subject to foreign income taxes that are withheld at the country of origin. Tax treaties between certain countries and the United States may reduce or eliminate such taxes, but there can be no assurance that the Fund will qualify for treaty benefits.

Taxes. This discussion only addresses the U.S. federal income tax consequences of an investment in a Fund for U.S. persons and does not address any foreign tax consequences or, except where specifically noted, any state or local tax consequences. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents; (ii) U.S. corporations; (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source; or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial) or through foreign accounts, (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in a Fund. Each Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a “regulated investment company” (RIC) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Funds also intend to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. This discussion assumes that the Funds will qualify under Subchapter M of the Code as RICs and will satisfy such distribution requirements. There can be no guarantee that this assumption will be correct. Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Additional Compensation to Financial Intermediaries

The Distributor and ICON Advisers, at their own expense, currently provide additional compensation to selected financial firms for services. A financial firm is a firm that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ICON Advisers currently make additional payments or provide other incentives to selected financial classes of shares, sales Charge and distribution arrangements firms in an effort to obtain, among other things, services (including preferential services) such as, without limitation, paying for active asset allocation services provided to investors in the ICON Funds, providing the ICON Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ICON Funds on the financial firms’ preferred or recommended fund list, granting the Distributor or ICON Advisers access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars, conferences or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms including sales, assets and redemption rates, and the length of and quality of the financial firms’ relationship with the ICON Funds. The additional payments described above are made at the Distributor’s or ICON Advisers’ expense, as applicable.

Representatives of the Distributor and ICON Advisers visit financial firms on a regular basis to educate financial advisers about the ICON Funds and to encourage the sale of ICON Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals.

If investment advisers, distributors or affiliates of mutual funds make payments (including, without limitation, sub- transfer agency fees, platform fees and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ICON Funds) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.

You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial adviser.

You may purchase or sell Fund shares through a financial intermediary, which may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Financial intermediaries may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. In addition, a broker may charge a commission to its customers on transactions in Fund shares, provided the broker acts solely on an agency basis for its customer and does not receive any distribution-related payment in connection with the transaction. Shareholders who are customers of financial intermediaries or participants in programs serviced by them should contact the financial intermediaries for additional information. A financial intermediary may be the shareholder of record of your shares. The Funds, Shelton Capital Management, Ultimus Fund Solutions, and each of their respective directors, trustees, officers, employees, and agents are not responsible for the failure of any financial intermediary to carry out its obligations to its customers. Shelton Capital Management, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to financial intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to financial intermediaries for the inclusion of the Funds on the sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

D. Comparison of Investment Restrictions and Limitations.

Other than the Shelton Emerging Markets Funds all of the Acquired and Acquiring Funds have identical investment restrictions, including those which are “fundamental.” Under the 1940 Act, a “fundamental” investment restriction is one that cannot be changed without shareholder approval. These are listed in the left column of the table below.

Taken as a whole, the Acquired ICON Emerging Markets Fund and the Acquiring Shelton Emerging Markets Fund have similar investment restrictions, including those which are fundamental. The Acquired Fund has adopted a non-fundamental investment restriction limiting its investments in illiquid securities. Although the Acquiring Fund does not have a corresponding stated investment restriction, the Acquiring Fund’s policy is to limit its investments in illiquid securities to the same extent as the Acquired Fund, as required under the 1940 Act. Set forth below is a summary of these restrictions.

ICON Emerging Markets Fund	Shelton Emerging Markets Fund
Fundamental Investment Restrictions	Fundamental and Non-Fundamental Investment Restrictions

The Acquired Fund has adopted certain investment restrictions as fundamental policies. These restrictions cannot be changed without approval by the holders of a Majority of the outstanding voting securities of the Fund.

The Acquired Fund may not:

1.    Issue any senior security, except as permitted under the 1940 Act.

2.    Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets.

3.    Act as an underwriter of securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with disposing of portfolio securities or investments in other investment companies.

4.    Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

5.    Engage in the purchase or sale of commodities or commodity contracts, except that the Funds may invest in financial and currency futures contracts and related options for bona fide hedging purposes and to provide exposure while attempting to reduce transaction costs.

6.    Lend its assets, except that purchases of debt securities in furtherance of the Fund’s investment

The following lists the non-fundamental investment restrictions applicable to the Acquiring Fund. These restrictions can be changed by the SCM Trust Board without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder, but the change will only be effective after notice is given to shareholders of the Acquiring Fund.

The Acquiring Fund may not:

1.   Purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations.

2.    Invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies.

3.    Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of asset.

4.    Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations).

5.    Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security.

6.    Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts.

7.    Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

8.    Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

9.    Engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with the use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

10.   Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Non-fundamental Investment Restrictions

The following investment restrictions are non-fundamental and may be changed by the Board of Trustees without a shareholder vote:

The Acquired Fund may not:

1.    Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions, and except that a Fund may make margin deposits in connection with transactions in forward contracts, futures contracts (including those related to indices), options on future contracts or indices, and other financial instruments, and to the extent necessary to effect foreign currency transactions.

2.    Sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short; provided, however, that this restriction shall not prevent a Fund from entering into short positions in options, futures contracts, forward contracts, foreign currency, and other financial instruments.

3.    Invest in companies for the purpose of exercising control of management.

4.    Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

5.    Invest more than 15% of its net assets in illiquid securities.

6.    Invest in oil, gas or other mineral leases.

C. Comparison Fee Tables and Examples; Portfolio Turnover

Fee Table. The management fee, shareholder fees (fees paid directly from your investment) and annual fund operating expenses (expenses that are deducted from fund assets) of each Fund are described in the tables below. In most cases, the net annual fund operating expenses of each fully combined Acquiring Fund (after waivers) are expected to be the same or lower as the current net annual fund operating expenses (after waivers) for the Acquired Funds.

The following tables shows the comparative fees and expenses of each Acquired Fund and the respective Acquiring Fund for the 12-month period ended December 31, 2019. The tables also reflect the pro forma fees for the fully combined Acquiring Funds after giving effect to all Reorganizations as if the Reorganizations had occurred on December 31, 2019 (adjusted for current fees). Pro forma expense levels should not be considered an actual representation of future expenses or performance. Pro forma levels project anticipated expense levels but actual expenses may be greater or less than those shown. Because the Reorganizations are not dependent or contingent on each other, combinations of Acquired Funds different than those show below could occur.

For the fee tables, the Funds are designated using the following corresponding capitalized letters, with the Acquiring Funds shown in bold:

ICON Fund	A	ICON Energy Fund	L
ICON Long/Short Fund	B	ICON Industrials Fund	M
ICON Opportunities Fund	C	ICON Natural Resources Fund	N
ICON Equity Fund	D	ICON Natural Resources Fund	O
ICON Equity Income Fund	E	ICON Information Technology Fund	P
ICON Risk-Managed Balanced Fund	F	ICON Healthcare Fund	Q
ICON Equity Income Fund	G	ICON Health and Information Technology Fund	R
ICON Consumer Discretionary Fund	H	ICON Utilities Fund	S
ICON Consumer Staples Fund	I	ICON Utilities and Income Fund	T
ICON Financial Fund	J	ICON Flexible Bond Fund	U
ICON Consumer Select Fund	K	ICON Flexible Bond Fund	V
		ICON Emerging Markets Fund	W
		Shelton Emerging Markets Fund	X

C.1	ICON Fund, ICON Long/Short Fund, and ICON Opportunities Fund Reorganizing into ICON Equity Fund.

	Fund A Class A (Current)	Fund A Class C (Current)	Fund B Class A (Current)	Fund B Class C (Current)	Fund C Class A (Current)	Fund C Class C (Current)	Fund D Investor Class (Pro Forma Combined – Highest expense scenario)	Fund D Investor Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	None	5.75%	None	N/A	N/A	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%*	1.00%	1.00%*	1.00%	N/A	N/A	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.85%	0.85%	N/A	N/A	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	1.00%	N/A	N/A	0.25%	0.25%
Other expenses	0.72%	0.65%	0.98%	0.99%	N/A	N/A	0.99%	0.24%
Acquired funds fees and expenses	0.01%	0.01%	0.01%	0.01%	N/A	N/A	0.01%	0.01%
Total annual fund operating expenses	1.73%	2.41%	2.09%	2.85%	N/A	N/A	2.00%	1.25%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.22)%	(0.15)%	(0.53)%	(0.54)%	N/A	N/A	(0.69)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.51%	2.26%	1.56%	2.31%	N/A	N/A	1.31%	1.25%
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $11,850 and $13,232 of Class A and Class C expenses, respectively of ICON Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A and Class C of ICON Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $24,966 and $20,331 of Class A and C, respectively of ICON Long/Short Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A and C of ICON Long/Short Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $26,483 and recouped $748 of expenses of ICON Opportunities Fund. At September 30, 2019 ICON Advisers was reimbursing expenses of ICON Opportunities Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.50% and an annual rate for Class C of 2.25%. ICON Advisers has contractually agreed to limit the total expenses of the ICON Long/Short Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.55% and an annual rate for Class C of 2.30%. ICON Advisers has contractually agreed to limit the total expenses of the ICON Opportunities Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.30%. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Fund Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Investor Class shares exceed 1.50% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

	Fund A Class S (Current)	Fund B Class S (Current)	Fund C Class S (Current)	Fund D Institutional Class (Pro Forma Combined – Highest expense scenario)	Fund D Institutional Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.85%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.00%	0.00%
Other expenses	0.47%	0.68%	0.70%	0.70%	0.24%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.23%	1.54%	1.46%	1.46%	1.00%
Less: Fee waivers and/or expense reimbursements[1,2]	0.00%	(0.28)%	(0.15)%	(0.20)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.23%	1.26%	1.31%	1.26%	1.00%
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $35,613 of Class S expenses of ICON Long/Short Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S of ICON Long/Short Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $26,483 and recouped $748 of expenses of ICON Opportunities Fund. At September 30, 2019 ICON Advisers was reimbursing expenses of ICON Opportunities Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.25% for Class S. ICON Advisers has contractually agreed to limit the total expenses of the ICON Long/Short Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.25% for Class S. ICON Advisers has contractually agreed to limit the total expenses of the ICON Opportunities Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.30%. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Fund Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Institutional Class shares exceed 1.25% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Expense Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, including with respect to the fee waiver/expense reimbursement arrangements discussed in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
ICON Fund	Class A	$720	$1,066	$1,436	$2,470
ICON Fund	Class C	$329	$735	$1,267	$2,722
ICON Long/Short Fund	Class A	$725	$1,144	$1,588	$2,814
ICON Long/Short Fund	Class C	$334	$832	$1,455	$3,133
ICON Opportunities Fund	Class A	N/A	N/A	N/A	N/A
ICON Opportunities Fund	Class C	N/A	N/A	N/A	N/A
Acquiring ICON Equity Fund Pro Forma Combined – Highest expense scenario	Investor Class	$133	$561	$1,014	$2,272
Acquiring ICON Equity Fund Pro Forma Combined – Lowest, most likely, expense scenario	Investor Class	$127	$397	$686	$1,511

ICON Fund	Class S	$125	$390	$675	$1,487
ICON Long/Short Fund	Class S	$128	$459	$813	$1,809
ICON Opportunities Fund	Class S	$133	$447	$783	$1,731
Acquiring ICON Equity Fund Pro Forma Combined – Highest expense scenario	Institutional Class	$128	$442	$778	$1,729
Acquiring ICON Equity Fund Pro Forma Combined – Lowest, most likely, expense scenario	Institutional Class	$102	$318	$552	$1,225

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. The Acquiring Fund has not yet commenced operations, so has no historic portfolio turnover. During the most recent fiscal year ended September 30, 2019 for the Acquired Funds, each Acquired Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
ICON Fund	31%
ICON Long/Short Fund	31%
ICON Opportunities Fund	41%

The Acquiring Fund is expected to experience portfolio turnover comparable to that of the ICON Fund, which most closely reflects the investment strategies and approach of the Acquiring Fund.

C.2	ICON Equity Income Fund, and ICON Risk-Managed Balanced Fund, Reorganizing into ICON Equity Income Fund.

	Fund E Class A (Current)	Fund E Class C (Current)	Fund F Class A (Current)	Fund F Class C (Current)	Fund G Investor Class (Pro Forma Combined – Highest expense scenario)	Fund G Investor Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%*	1.00%	1.00%*	1.00%	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	1.00%	0.25%	0.25%
Other expenses	0.50%	0.47%	0.87%	0.62%	0.87%	0.24%
Acquired Funds Fees and Expenses	0.04%	0.04%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses	1.54%	2.26%	1.97%	2.47%	1.97%	1.34%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.26)%	(0.23)%	(0.42)%	(0.17)%	(0.62)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.28%	2.03%	1.55%	2.30%	1.35%	1.34%

*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $25,941 and $40,627 of Class A and C expenses, respectively of ICON Equity Income Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A and C of ICON Equity Income Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $15,136 and $26,181 of Class A and C expenses, respectively of ICON Risk-Managed Balanced Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A and C of ICON Risk-Managed Balanced Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Equity Income Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.24% and an annual rate for Class C of 1.99%. ICON Advisers has contractually agreed to limit the total expenses of the ICON Risk-Managed Balanced Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.45% and an annual rate for Class C of 2.20%. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Fund Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Investor Class shares exceed 1.24% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

	Fund E Class S (Current)	Fund F Class S (Current)	Fund G Institutional Class (Pro Forma Combined – Highest expense scenario)	Fund G Institutional Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.00%
Other expenses	0.46%	0.76%	0.76%	0.24%
Acquired Funds Fees and Expenses	0.04%	0.10%	0.10%	0.10%
Total annual fund operating expenses	1.25%	1.61%	1.61%	1.09%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.22)%	(0.31)%	(0.51)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.03%	1.30%	1.10%	1.09%

[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $111,716 of Class S expenses of ICON Equity Income Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S of ICON Equity Income Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $27,022 of Class S expenses of ICON Risk-Managed Balanced Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S of ICON Risk-Managed Balanced Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Equity Income Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 0.99% for Class S. ICON Advisers has contractually agreed to limit the total expenses of the ICON Risk-Managed Balanced Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.20% for Class S. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Fund Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Institutional Class shares exceed 0.99% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Expense Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, including with respect to the fee waiver/expense reimbursement arrangements discussed in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
ICON Equity Income Fund	Class A	$698	$1,009	$1,343	$2,281
ICON Equity Income Fund	Class C	$206	$684	$1,188	$2,574
ICON Risk-Managed Balanced Fund	Class A	$724	$1,119	$1,539	$2,704
ICON Risk-Managed Balanced Fund	Class C	$333	$753	$1,299	$2,789
Acquiring ICON Equity Income Fund Pro Forma Combined – Highest expense scenario	Investor Class	$137	$558	$1,005	$2,246
Acquiring ICON Equity Income Fund Pro Forma Combined – Lowest, most likely, expense scenario	Investor Class	$136	$425	$734	$1,613

ICON Equity Income Fund	Class S	$105	$375	$665	$1,490
ICON Risk-Managed Balanced Fund	Class S	$132	$478	$846	$1,883
Acquiring ICON Equity Income Fund Pro Forma Combined – Highest expense scenario	Institutional Class	$164	$400	$655	$1,386
Acquiring ICON Equity Income Fund Pro Forma Combined – Lowest, most likely, expense scenario	Institutional Class	$111	$347	$601	$1,329

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. The Acquiring Fund has not yet commenced operations, so has no historic portfolio turnover. During the most recent fiscal year ended September 30, 2019 for the Acquired Funds, each Acquired Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
ICON Equity Income Fund	117%
ICON Risk-Managed Balanced Fund	66%

The Acquiring Fund is expected to experience portfolio turnover comparable to that of the ICON Fund, which most closely reflects the investment strategies and approach of the Acquiring Fund.

C.3 ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, and ICON Financial Fund Reorganizing into ICON Consumer Select Fund.

	Fund H Class A (Current)	Fund H Class C (Current)	Fund I Class A (Current)	Fund I Class C (Current)	Fund J Class A (Current)	Fund J Class C (Current)	Fund K Investor Class (Pro Forma Combined – Highest expense scenario)	Fund K Investor Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	N/A	5.75%	N/A	5.75%	N/A	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%*	N/A	1.00%*	N/A	1.00%*	N/A	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	N/A	1.00%	N/A	1.00%	N/A	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	N/A	0.25%	N/A	0.25%	N/A	0.25%	0.25%
Other expenses	1.73%	N/A	1.52%	N/A	0.99%	N/A	1.73%	0.23%
Total annual fund operating expenses	2.98%	N/A	2.77%	N/A	2.24%	N/A	2.98%	1.48%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.99)%	N/A	(1.02)%	N/A	(0.49)%	N/A	(1.22)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.99%	N/A	1.75%	N/A	1.75%	N/A	1.76%	1.48%
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $6,302 of Class A expenses for ICON Consumer Discretionary Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A for ICON Consumer Discretionary Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $17,722 of Class A expenses for ICON Consumer Staples Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A for ICON Consumer Staples Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $7,010 of Class A expenses for ICON Financial Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A for ICON Financial Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Consumer Discretionary Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%. ICON Advisers has contractually agreed to limit the total expenses of the ICON Consumer Staples Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%. ICON Advisers has contractually agreed to limit the total expenses of the ICON Financial Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Fund Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Investor Class shares exceed 1.75% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

	Fund H Class S (Current)	Fund I Class S (Current)	Fund J Class S (Current)	Fund K Institutional Class (Pro Forma Combined – Highest expense scenario)	Fund K Institutional Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.00%	0.00%
Other expenses	0.71%	1.25%	0.54%	1.24%	0.23%
Total annual fund operating expenses	1.71%	2.25%	1.54%	2.24%	1.23%
Less: Fee waivers and/or expense reimbursements[1,2]	0.00%	(0.75)%	(0.04)%	(0.73)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.71%	1.50%	1.50%	1.51%	1.23%
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $340 and recouped $340 of Class S expenses for ICON Consumer Discretionary Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $51,173 and S expenses for ICON Consumer Staples Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S for ICON Consumer Staples Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $15,232 of Class S expenses for ICON Financial Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S for ICON Financial Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Consumer Discretionary Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.74% for Class S. ICON Advisers has contractually agreed to limit the total expenses of the ICON Consumer Staples Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.50% for Class S. ICON Advisers has contractually agreed to limit the total expenses of the ICON Financial Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.50% for Class S. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Fund Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Institutional Class shares exceed 1.50% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board

Expense Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, including with respect to the fee waiver/expense reimbursement arrangements discussed in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
ICON Consumer Discretionary Fund	Class A	$765	$1,356	$1,969	$3,614
ICON Consumer Discretionary Fund	Class C	N/A	N/A	N/A	N/A
ICON Consumer Staples Fund	Class A	$744	$1,293	$1,866	$3,414
ICON Consumer Staples Fund	Class C	N/A	N/A	N/A	N/A
ICON Financial Fund	Class A	$743	$1,191	$1,663	$2,962
ICON Financial Fund	Class C	N/A	N/A	N/A	N/A
Acquiring ICON Consumer Select Fund Pro Forma Combined – Highest expense scenario	Investor Class	$179	$807	$1,460	$3,213
Acquiring ICON Consumer Select Fund Pro Forma Combined – Lowest, most likely, expense scenario	Investor Class	$151	$468	$808	$1,768

ICON Consumer Discretionary Fund	Class S	$174	$539	$928	$2,017
ICON Consumer Staples Fund	Class S	$154	$630	$1,133	$2,514
ICON Financial Fund	Class S	$153	$482	$835	$1,829
Acquiring ICON Consumer Select Fund Pro Forma Combined – Highest expense scenario	Institutional Class	$154	$630	$1,133	$2,518
Acquiring ICON Consumer Select Fund Pro Forma Combined – Lowest, most likely, expense scenario	Institutional Class	$125	$390	$676	$1,489

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. The Acquiring Fund has not yet commenced operations, so has no historic portfolio turnover. During the most recent fiscal year ended September 30, 2019 for the Acquired Funds, each Acquired Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
ICON Consumer Discretionary Fund	163%
ICON Consumer Staples Fund	192%
ICON Financial Fund	28%

The Acquiring Fund is expected to experience portfolio turnover comparable to that of the ICON Financial Fund, which most closely reflects the investment strategies and approach of the Acquiring Fund.

C.4	ICON Energy Fund, ICON Industrials Fund, and ICON Natural Resources Fund Reorganizing into ICON Natural Resources Fund.

	Fund L Class A (Current)	Fund L Class C (Current)	Fund M Class A (Current)	Fund M Class C (Current)	Fund N Class A (Current)	Fund N Class C (Current)	Fund O Investor Class (Pro Forma Combined – Highest expense scenario)	Fund O Investor Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	None	5.75%	N/A	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%*	1.00%	1.00%*	N/A	1.00%*	1.00%	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%	N/A	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	N/A	0.25%	1.00%	0.25%	0.25%
Other expenses	0.72%	0.74%	1.13%	N/A	0.94%	1.19%	1.19%	0.29%
Total annual fund operating expenses	1.97%	2.74%	2.38%	N/A	2.19%	3.19%	2.44%	1.54%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.22)%	(0.24)%	(0.63)%	N/A	(0.44)%	(0.69)%	(0.68)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.75%	2.50%	1.75%	N/A	1.75%	2.50%	1.76%	1.54%
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $9,153 and $8,901 for Class A and C expenses, respectively of ICON Energy Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A and C of ICON Energy Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $8,777 of Class A expenses of ICON Industrials Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A of ICON Industrials Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $13,326 and $6,810 of Class A and C expenses, respectively of ICON Natural Resources Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A and C of ICON Natural Resources Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Energy Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and an annual rate for Class C of 2.50%. ICON Advisers has contractually agreed to limit the total expenses of the ICON Industrials Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%. ICON Advisers has contractually agreed to limit the total expenses of the ICON Natural Resources Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75% and an annual rate for Class C of 2.50%. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Funds Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Investor Class shares exceed 1.75% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

	Fund L Class S (Current)	Fund M Class S (Current)	Fund N Class S (Current)	Fund O Institutional Class (Pro Forma Combined – Highest expense scenario)	Fund O Institutional Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.00%	0.00%
Other expenses	0.63%	0.97%	0.70%	0.97%	0.29%
Total annual fund operating expenses	1.63%	1.97%	1.70%	1.97%	1.29%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.13)%	(0.47)%	(0.20)%	(0.46)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.50%	1.50%	1.50%	1.51%	1.29%
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $158,026 for Class S expenses of ICON Energy Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S of ICON Energy Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $51,928 of Class S expenses of ICON Industrials Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S of ICON Industrials Fund. During the year ended September 30, 2019, ICON Advisers reimbursed of Class S expenses of ICON Natural Resources Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S of ICON Natural Resources Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Energy Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.50% for Class S. ICON Advisers has contractually agreed to limit the total expenses of the ICON Industrials Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.50% for Class S. ICON Advisers has contractually agreed to limit the total expenses of the ICON Natural Resources Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.50% for Class S. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Funds Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Institutional Class shares exceed 1.50% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Expense Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, including with respect to the fee waiver/expense reimbursement arrangements discussed in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
ICON Energy Fund	Class A	$743	$1,138	$1,557	$2,719
ICON Energy Fund	Class C	$353	$827	$1,427	$3,049
ICON Industrials Fund	Class A	$743	$1,218	$1,718	$3,086
ICON Industrials Fund	Class C	N/A	N/A	N/A	N/A
ICON Natural Resources Fund	Class A	$743	$1,181	$1,644	$2,918
ICON Natural Resources Fund	Class C	$353	$919	$1,608	$3,442
Acquiring ICON Natural Resources Fund Pro Forma Combined – Highest expense scenario	Investor Class	$179	$696	$1,239	$2,725
Acquiring ICON Natural Resources Select Fund Pro Forma Combined – Lowest, most likely, expense scenario	Investor Class	$157	$486	$839	$1,834

ICON Energy Fund	Class S	$153	$501	$874	$1,919
ICON Industrials Fund	Class S	$153	$573	$1,018	$2,255
ICON Natural Resources Fund	Class S	$153	$516	$904	$1,989
Acquiring ICON Natural Resources Fund Pro Forma Combined – Highest expense scenario	Institutional Class	$154	$574	$1,020	$2,259
Acquiring ICON Natural Resources Select Fund Pro Forma Combined – Lowest, most likely, expense scenario	Institutional Class	$131	$409	$708	$1,556

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. The Acquiring Fund has not yet commenced operations, so has no historic portfolio turnover. During the most recent fiscal year ended September 30, 2019 for the Acquired Funds, each Acquired Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
ICON Energy Fund	69%
ICON Industrials Fund	78%
ICON Natural Resources Fund	111%

The Acquiring Fund is expected to experience portfolio turnover comparable to that of the ICON Energy Fund, which most closely reflects the investment strategies and approach of the Acquiring Fund.

C.5 ICON Information Technology Fund, and ICON Healthcare Fund, Reorganizing into ICON Health and Information Technology Fund.

	Fund P Class A (Current)	Fund P Class C (Current)	Fund Q Class A (Current)	Fund Q Class C (Current)	Fund R Investor Class (Pro Forma Combined – Highest expense scenario)	Fund R Investor Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	N/A	5.75%	N/A	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%*	N/A	1.00%*	N/A	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	N/A	1.00%	N/A	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.25%	N/A	0.25%	N/A	0.25%	0.25%
Other expenses	1.05%	N/A	0.81%	N/A	1.05%	0.24%
Total annual fund operating expenses	2.30%	N/A	2.06%	N/A	2.30%	1.49%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.55)%	N/A	(0.31)%	N/A	(0.54)%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.75%	N/A	1.75%	N/A	1.76%	1.49%
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $8,958 and recouped $0 of Class A expenses of ICON Information Technology Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A of ICON Information Technology Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $7,110 of Class A expenses of ICON Healthcare Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A of ICON Healthcare Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Information Technology Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%. ICON Advisers has contractually agreed to limit the total expenses of the ICON Healthcare Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Fund Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Investor Class shares exceed 1.75% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

	Fund P Class S (Current)	Fund Q Class S (Current)	Fund R Institutional Class (Pro Forma Combined – Highest expense scenario)	Fund R Institutional Class (Pro Forma Combined – Lowest, most likely, expense scenario)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.00%	0.00%	0.00%	0.00%
Other expenses	0.49%	0.51%	0.51%	0.24%
Total annual fund operating expenses	1.49%	1.51%	1.51%	1.24%
Less: Fee waivers and/or expense reimbursements[1]	0.00%	(0.01)%	0.00%[3]	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.49%	1.50%	1.51%	1.24%
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $2,065 and recouped $2,065 of Class S expenses of ICON Information Technology Fund. During the year ended September 30, 2019, ICON Advisers reimbursed $5,643 and recouped $110 of Class S expenses of ICON Healthcare Fund. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S of ICON Healthcare Fund.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Information Technology Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.50% for Class S. ICON Advisers has contractually agreed to limit the total expenses of the ICON Healthcare Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.50% for Class S. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Fund Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Institutional Class shares exceed 1.50% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Expense Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, including with respect to the fee waiver/expense reimbursement arrangements discussed in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
ICON Information Technology Fund	Class A	$743	$1,202	$1,687	$3,016
ICON Information Technology Fund	Class C	N/A	N/A	N/A	N/A
ICON Healthcare Fund	Class A	$743	$1,155	$1,592	$2,801
ICON Healthcare Fund	Class C	N/A	N/A	N/A	N/A
Acquiring ICON Health and Technology Fund Pro Forma Combined – Highest expense scenario	Investor Class	$179	$667	$1,181	$2,594
Acquiring ICON Natural Resources Select Fund Pro Forma Combined – Lowest, most likely, expense scenario	Investor Class	$152	$471	$813	$1,779

ICON Information Technology Fund	Class S	$152	$471	$813	$1,777
ICON Healthcare Fund	Class S	$153	$476	$822	$1,798
Acquiring ICON Health and Information Technology Fund	Institutional Class	$154	$477	$824	$1,802
Acquiring ICON Health and Technology Fund Pro Forma Combined	Institutional Class	$126	$393	$681	$1,500

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. The Acquiring Fund has not yet commenced operations, so has no historic portfolio turnover. During the most recent fiscal year ended September 30, 2019 for the Acquired Funds, each Acquired Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
ICON Information Technology Fund	92%
ICON Healthcare Fund	26%

The Acquiring Fund is expected to experience portfolio turnover comparable to that of the ICON Information Technology Fund, which most closely reflects the investment strategies and approach of the Acquiring Fund.

C.6 ICON Utilities Fund Reorganizing into ICON Utilities and Income Fund.

	Fund S Class A (Current)	Fund S Class C (Current)	Fund T Investor Class (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price	5.75%	N/A	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%*	N/A	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	N/A	1.00%
Distribution and/or service (12b-1) fees	0.25%	N/A	0.25%
Other expenses	0.52%	N/A	0.24%
Total annual fund operating expenses	1.77%	N/A	1.49%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.30)%	N/A	(0.01)%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.47%	N/A	1.48%
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $18,021 of Class A expenses. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Utilities Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.47%. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Funds Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Investor Class shares exceed 1.47% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM.

	Fund S Class S (Current)	Fund T Institutional Class (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.57%	0.24%
Total annual fund operating expenses	1.57%	1.24%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.35)%	(0.01)%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.22%	1.23%
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $130,722 of Class S expenses, respectively. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the ICON Utilities Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.47% and an annual rate of 1.22% for Class S. These expense limitation agreements may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Funds Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Institutional Class shares exceed 1.22% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Expense Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, including with respect to the fee waiver/expense reimbursement arrangements discussed in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
ICON Utilities Fund	Class A	$716	$1,073	$1,452	$2,513
ICON Utilities Fund	Class C	N/A	N/A	N/A	N/A
Acquiring ICON Utilities and Income Fund Pro Forma Combined	Investor Class	$151	$470	$812	$1,779

ICON Utilities Fund	Class S	$124	$461	$822	$1,835
Acquiring ICON Utilities and Income Fund Pro Forma Combined	Institutional Class	$125	$392	$680	$1,499

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. The Acquiring Fund has not yet commenced operations, so has no historic portfolio turnover. During the most recent fiscal year ended September 30, 2019 for the Acquired Funds, each Acquired Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
ICON Utilities Fund	144%

The Acquiring Fund is expected to experience portfolio turnover comparable to that of the ICON Utilities Fund, which most closely reflects the investment strategies and approach of the Acquiring Fund.

C.7 ICON Flexible Bond Fund Reorganizing into ICON Flexible Bond Fund.

	Fund U Class A (Current)	Fund U Class C (Current)	Fund V Investor Class (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	0.85%*	0.85%	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	0.85%	0.25%
Other expenses	0.54%	0.67%	0.20%
Acquired fund fees and expenses	0.17%	0.17%	0.17%
Total annual fund operating expenses	1.56%	2.29%	1.22%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.39)%	(0.52)%	(0.04)%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.17%	1.77%	1.18%
*	A contingent deferred sales charge of 0.85% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $17,825 and $20,386 of Class A and C expenses, respectively. At September 30, 2019, ICON Advisers was reimbursing expenses for Class A and C.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.00% and an annual rate for Class C of 1.60%. This expense limitation agreement may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Funds Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Investor Class shares exceed 1.00% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

	Fund U Class S (Current)	Fund V Institutional Class (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.36%	0.20%
Acquired fund fees and expenses	0.17%	0.17%
Total annual fund operating expenses	1.13%	0.97%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.21)%	(0.04)%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	0.92%	0.93%
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $248,633 of Class S expenses. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 0.75% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Funds Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Institutional Class shares exceed 0.75% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Expense Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, including with respect to the fee waiver/expense reimbursement arrangements discussed in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
ICON Flexible Bond Fund	Class A	$589	$908	$1,249	$2,210
ICON Flexible Bond Fund	Class C	$265	$665	$1,177	$2,582
Acquiring ICON Flexible Bond Fund Pro Forma Combined	Investor Class	$120	$383	$666	$1,474

ICON Flexible Bond Fund	Class S	$94	$338	$602	$1,355
Acquiring ICON Flexible Bond Fund Pro Forma Combined	Institutional Class	$95	$305	$532	$1,186

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. The Acquiring Fund has not yet commenced operations, so has no historic portfolio turnover. During the most recent fiscal year ended September 30, 2019 for the Acquired Funds, each Acquired Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
ICON Flexible Bond Fund	144%

The Acquiring Fund is expected to experience portfolio turnover comparable to that of the ICON Flexible Bond Fund, which most closely reflects the investment strategies and approach of the Acquiring Fund.

C.8 ICON Emerging Markets Fund Reorganizing into Shelton Emerging Markets Fund.

	Fund W Class A (Current)	Fund W Class C (Current)	Fund X Investor Class (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	5.75%	N/A	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%*	N/A	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	N/A	1.00%
Distribution and/or service (12b-1) fees	0.25%	N/A	0.25%
Other expenses	1.01%	N/A	0.30%
Acquired funds fees and expenses	0.02%	N/A	0.02%
Total annual fund operating expenses	2.28%	N/A	1.57%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.45)%	N/A	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.83%	N/A	1.57%
*	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $17,719 and recouped $456 of Class A expenses. At September 30, 2019, ICON Advisers was recouping expenses for Class A.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80%. This expense limitation agreement may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Funds Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Investor Class shares exceed 1.80% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

	Fund W Class S (Current)	Fund X Institutional Class (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.78%	0.30%
Acquired fund fees and expenses	0.02%	0.02%
Total annual fund operating expenses	1.80%	1.32%
Less: Fee waivers and/or expense reimbursements[1,2]	(0.22)%	0.00%[3]
Total net annual fund operating expenses (after waivers and reimbursements)	1.58%	1.32%
[1]	During the year ended September 30, 2019, ICON Advisers reimbursed $105,083 of Class S expenses. At September 30, 2019, ICON Advisers was reimbursing expenses for Class S.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate of 1.55% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2021 upon 30 days written notice of termination to the ICON Funds Board.
[3]	Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Acquiring Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) for Institutional Class shares exceed 1.55% until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Expense Example

The following example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, including with respect to the fee waiver/expense reimbursement arrangements discussed in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	Share Class	1 Year	3 Years	5 Years	10 Years
ICON Emerging Markets Fund	Class A	$750	$1,206	$1,686	$3,004
ICON Emerging Markets Fund	Class C	N/A	N/A	N/A	N/A
Acquiring Shelton Emerging Markets Fund Pro Forma Combined	Investor Class	$160	$496	$855	$1,867

ICON Emerging Markets Fund	Class S	$161	$545	$954	$2,095
Acquiring Shelton Emerging Markets Fund Pro Forma Combined	Institutional Class	$134	$418	$723	$1,590

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. The Acquiring Fund has not yet commenced operations, so has no historic portfolio turnover. During the most recent fiscal year ended September 30, 2019 for the Acquired Funds, each Acquired Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
ICON Emerging Markets Fund	78%

The Acquiring Fund is expected to experience portfolio turnover comparable to that of the ICON Emerging Markets Fund, which most closely reflects the investment strategies and approach of the Acquiring Fund.

D. Comparisons of Performance

Acquired Funds

Annual total returns for the Class C or Class S shares of each Acquired Fund as of December 31, 2019, were as follows for each year shown.

The bar charts and table below provide some indication of the risks of investing in each Acquired Fund by showing changes in the Acquired Fund’s performance from year to year and by showing how the average annual total returns of the Acquired Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Acquired Fund’s website, www.iconadvisers.com, or by calling the Acquired Fund at 1-(800) 764-0442. The Acquired Fund’s past performance, before and after taxes, is not necessarily an indication of how the Acquired Fund will perform in the future.

ICON Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 17.69% for the quarter ended March 31, 2019. The worst performance was (19.23)% for the quarter ended December 31, 2018.

ICON Long/Short Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 18.46% for the quarter ended March 31, 2019. The worst performance was (18.97)% for the quarter ended December 31, 2018.

ICON Opportunities Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 17.07% for the quarter ended March 31, 2019. The worst performance was (23.87)% for the quarter ended December 31, 2018.

ICON Equity Income Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 12.29% for the quarter ended March 31, 2019. The worst performance was (15.09)% for the quarter ended December 31, 2018.

Icon Risk Managed Balanced Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 11.51% for the quarter ended September 30, 2019. The worst performance was (14.19)% for the quarter ended December 31, 2018.

ICON Consumer Discretionary Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 14.63% for the quarter ended March 31, 2012. The worst performance was (13.25)% for the quarter ended December 31, 2018.

ICON Consumer Staples Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 11.89% for the quarter ended March 31, 2019. The worst performance was (9.06)% for the quarter ended December 31, 2018.

ICON Financial Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 21.88% for the quarter ended March 31, 2012. The worst performance was (22.35)% for the quarter ended September 30, 2011.

ICON Energy Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 21.39% for the quarter ended December 31, 2010. The worst performance was (28.65)% for the quarter ended December 31, 2018.

ICON Industrials Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 17.74% for the quarter ended March 31, 2019. The worst performance was (23.68)% for the quarter ended September 30, 2011.

ICON Natural Resource Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 19.34% for the quarter ended September 30, 2010. The worst performance was (25.43)% for the quarter ended September 30, 2011.

ICON Information Technology Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 20.33% for the quarter ended March 31, 2012. The worst performance was (18.00)% for the quarter ended December 31, 2018.

ICON Healthcare Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 17.47% for the quarter ended December 31, 2019. The worst performance was (14.80)% for the quarter ended December 31, 2018.

ICON Utilities Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 17.29% for the quarter ended March 31, 2016. The worst performance was (7.50)% for the quarter ended June 30, 2015.

ICON Flexible Bond Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 3.52% for the quarter ended September 30, 2010. The worst performance was (2.31)% for the quarter ended June 30, 2013.

ICON Emerging Markets Fund

During the period of time shown in the bar chart, the Acquired Fund’s highest quarterly return was 17.89% for the quarter ended March 31, 2012. The worst performance was (23.91)% for the quarter ended September 30, 2011.

The table below shows the average annual total return of the Acquired Funds as of December 31, 2019, compared with the performance of a broad-based market index.

Average Annual Total Returns for the periods ended December 31, 2019

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Fund Class C	11/28/00
Return Before Taxes		38.16%	6.05%	8.52%	4.50%
Return After Taxes on Distributions		36.36%	5.70%	8.34%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares		23.87%	4.71%	6.97%	3.65%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	7.14%
ICON Fund Class A	5/31/06	32.20%	5.60%	8.45%	3.07%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.38%
ICON Fund Class S	5/6/04	40.55%	7.23%	9.47%	5.56%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.39%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Long/Short Fund Class C	10/17/02
Return Before Taxes		35.75%	7.23%	8.45%	6.25%
Return After Taxes on Distributions		34.47%	6.94%	8.30%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares		22.06%	5.66%	6.91%	5.18%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	10.26%
ICON Long/Short Fund Class A	5/31/06	29.92%	6.77%	8.61%	4.26%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.38%
ICON Long/Short Fund Class S	5/6/04	38.21%	8.36%	9.59%	6.09%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.39%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Opportunities Fund	9/28/12
Return Before Taxes		30.15%	7.79%	-	10.48%
Return After Taxes on Distributions		30.09%	6.32%	-	9.25%
Return After Taxes on Distributions and Sale of Fund Shares		17.85%	5.88%		8.21%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		22.78%	9.56%	-	12.89%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Equity Income Fund Class C	11/8/02
Return Before Taxes		25.37%	7.14%	9.10%	7.37%
Return After Taxes on Distributions		23.67%	6.23%	8.36%	6.52%
Return After Taxes on Distributions and Sale of Fund Shares		15.22%	5.29%	7.22%	5.93%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	10.18%
ICON Equity Income Fund Class A	5/31/06	20.02%	6.67%	9.28%	6.06%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.38%
ICON Equity Income Fund Class S	5/10/04	27.69%	8.21%	10.20%	6.21%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.58%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Risk-Managed Balanced Fund Class C	11/21/02
Return Before Taxes		20.99%	3.81%	4.75%	4.39%
Return After Taxes on Distributions		21.86%	3.67%	4.62%	3.73%
Return After Taxes on Distributions and Sale of Fund Shares		13.07%	2.91%	3.75%	3.30%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.92%
ICON Risk-Managed Balanced Fund Class A	5/31/06	16.85%	3.35%	4.93%	3.58%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.38%
ICON Risk-Managed Balanced Fund Class S	5/6/04	24.33%	4.85%	5.80%	4.53%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	9.39%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Consumer Discretionary Fund Class S	7/9/1997
Return Before Taxes		20.99%	3.06%	10.77%	5.56%
Return After Taxes on Distributions		20.99%	1.93%	9.71%	4.74%
Return After Taxes on Distributions and Sale of Fund Shares		12.43%	2.06%	8.62%	4.46%
S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)		27.41%	12.19%	16.68%	9.57%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	8.09%
ICON Consumer Discretionary Fund Class A	9/30/2010	13.71%	1.40%	-	9.13%
S&P 1500 Consumer Discretionary Index (reflects no deduction for fees, expenses, or taxes)		27.41%	12.19%	-	16.51%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Consumer Staples Fund Class S	5/9/1997
Return Before Taxes		15.45%	4.57%	9.28%	7.95%
Return After Taxes on Distributions		14.68%	1.64%	6.67%	5.75%
Return After Taxes on Distributions and Sale of Fund Shares		9.14%	2.90%	7.06%	6.09%
S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)		27.00%	8.14%	12.23%	8.35%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	8.50%
ICON Consumer Staples Fund Class A	9/30/2020	8.53%	3.11%	-	8.35%
S&P 1500 Consumer Staples Index (reflects no deduction for fees, expenses, or taxes)		27.00%	8.14%	-	12.37%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Consumer Financial Fund Class S	7/1/1997
Return Before Taxes		36.93%	8.03%	8.57%	4.98%
Return After Taxes on Distributions		36.13%	7.76%	8.34%	3.88%
Return After Taxes on Distributions and Sale of Fund Shares		22.12%	6.26%	6.96%	3.75%
S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes)		31.22%	11.23%	12.37%	5.98%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	8.17%
ICON Consumer Financial Fund Class A	9/30/2010	28.63%	6.46%	-	8.44%
S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes)		31.22%	11.23%	-	13.22%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Energy Fund Class S	11/5/1997
Return Before Taxes		5.76%	-6.59%	-2.04%	6.05%
Return After Taxes on Distributions		5.63%	6.78%	-2.81%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares		3.41%	4.85%	-1.26%	5.61%
S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)		10.05%	-2.90%	2.61%	6.02%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	7.95%
ICON Energy Fund Class C	9.30/2010	3.69%	-7.54%	-	2.90%
S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)		10.05%	-2.90%	-	2.87%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%
ICON Energy Fund Class A	9/30/2020	-0.68%	-7.93%	-	-2.77%
S&P 1500 Energy Index (reflects no deduction for fees, expenses, or taxes)		10.05%	-2.90%	-	2.87%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Industrials Fund Class S	5/9/1997
Return Before Taxes		33.63%	6.24%	10.07%	5.80%
Return After Taxes on Distributions		33.46%	6.21%	9.99%	5.00%
Return After Taxes on Distributions and Sale of Fund Shares		19.91%	4.87%	8.32%	4.51%
S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes)		29.80%	9.78%	13.63%	8.51%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	8.50%
ICON Consumer Industrials Fund Class A	9/30/2010	25.57%	4.74%	-	8.38%
S&P 1500 Industrials Index (reflects no deduction for fees, expenses, or taxes)		29.80%	9.78%	-	13.34%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Natural Resources Fund Class S	5/5/1997
Return Before Taxes		22.10%	3.98%	7.22%	4.87%
Return After Taxes on Distributions		21.33%	2.33%	6.30%	3.94%
Return After Taxes on Distributions and Sale of Fund Shares		13.08%	2.66%	5.62%	3.73%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	8.47%
ICON Natural Resources Fund Class C	9/30/2010	19.75%	2.93%	-	5.71%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.14%
ICON Natural Resources Fund Class A	9/30/2010	14.73%	2.49%	-	5.83%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Information Technology Fund Class S	2/19/1997
Return Before Taxes		43.67%	15.94%	13.92%	10.01%
Return After Taxes on Distributions		42.23%	12.21%	12.07%	8.16%
Return After Taxes on Distributions and Sale of Fund Shares		26.85%	11.58%	11.08%	7.89%
S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)		49.75%	19.85%	17.31%	10.18%
NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)		36.77%	14.11%	14.98%	8.68%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	8.49%
ICON Information Technology Fund Class A	9/30/010	35.05%	14.21%	-	14.40%
S&P 1500 Information Technology Index (reflects no deduction for fees, expenses, or taxes)		49.75%	19.85%	-	18.71%
NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)		36.77%	14.11%	-	15.75%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Healthcare Fund Class S	2/24/1997
Return Before Taxes		16.05%	6.87%	13.01%	10.26%
Return After Taxes on Distributions		16.05%	4.48%	10.03%	8.06%
Return After Taxes on Distributions and Sale of Fund Shares		9.50%	4.37%	9.56%	7.78%
S&P 1500 Healthcare Index (reflects no deduction for fees, expenses, or taxes)		20.87%	10.69%	15.17%	9.99%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	8.52%
ICON Healthcare Fund Class A	9/30/2010	9.09%	5.30%	-	13.39%
S&P 1500 Healthcare Index (reflects no deduction for fees, expenses, or taxes)		20.87%	10.69%	-	16.42%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Utilities Fund Class S	7/9/1997
Return Before Taxes		22.24%	9.43%	10.82%	8.77%
Return After Taxes on Distributions		19.79%	7.24%	9.38%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares		13.35%	6.66%	8.46%	6.08%
S&P 1500 Utilities Index (reflects no deduction for fees, expenses, or taxes)		25.20%	10.51%	12.15%	8.99%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	13.52%	8.09%
ICON Consumer Utilities Fund Class A	9/30/2010	14.83%	7.84%	-	10.15%
S&P 1500 Financials Index (reflects no deduction for fees, expenses, or taxes)		25.20%	10.51%	-	12.60%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		30.90%	11.46%	-	14.13%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Flexible Bond Fund Class C	10/21/02
Return Before Taxes		6.38%	3.07%	3.29%	3.87%
Return After Taxes on Distributions		4.71%	1.68%	1.72%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares		3.76%	1.72%	1.94%	2.46%
Barclays Capital U.S. Universal Index Excluding Mortgate-Backed Securities (ex-MBS) (reflects no deduction for fees, expenses, or taxes)		10.19%	3.70%	4.47%	4.93%
ICON Flexible Bond Fund Class A	9/30/10	2.66%	2.65%	-	2,87%
Barclays Capital U.S. Universal Index (ex-MBS) (reflects no deduction for fees, expenses, or taxes)		10.19%	3,70%	-	3,80%
ICON Flexible Bond Fund Class S	5/6/04	8.14%	3,95%	4.17%	4.45%
Barclays Capital U.S. Universal Index (ex-MBS) (reflects no deduction for fees, expenses, or taxes)		10.19%	3,70%	4.47%	4.69%

	Inception Date	1 Year	5 Years	10 Years	Since Inception
ICON Emerging Markets Fund Class S	2/25/1997
Return Before Taxes		18.30%	5.49%	4.89%	3.43%
Return After Taxes on Distributions		17.23%	5.23%	4.74%	3.15%
Return After Taxes on Distributions and Sale of Fund Shares		10.82%	4.28%	3.90%	2.76%
MCSI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		18.88%	6.01%	4.04%	6.26%
ICON Emerging Markets Fund Class A	5/31/2006	11.27%	4.00%	4.04%	2.71%
MCSI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		18.88%	6.01%	4.04%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Acquired Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.

No performance information is included for the Acquiring Funds which have not yet commenced investment operations.

Please remember that past performance (both before and after taxes) is no guarantee of the results the Funds may achieve in the future. Future returns may be higher or lower than the returns achieved in the past.

E. Key Information About the Reorganization

The following is a summary of key information concerning the proposed Reorganization. Please also refer to the form of Plan, which is attached to this Combined Prospectus/Proxy Statement as Appendix A and which includes more detailed information about each Reorganization.

Description of the Agreement and Plan of Reorganization. At the Special Meeting, the shareholders of each Acquired Fund will be asked to approve the Plan to reorganize the Acquired Fund into the corresponding Acquiring Fund. Shareholders of the Acquired Fund will receive Investor Class or Institutional Class shares of the Acquiring Fund corresponding to the share class they own in the Acquired Fund. If the Plan is approved by the shareholders of the Acquired Fund and the Reorganization is completed, the Acquired Fund will transfer all of its assets to the Acquiring Fund in exchange for (i) a number of full and fractional shares of Investor Class and Institutional Class shares of the Acquiring Fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the Acquired Fund as of the close of business on the closing day of the Reorganization (the “Closing”) and (ii) the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities. Immediately thereafter, the Acquired Fund will distribute the Investor Class and Institutional Class shares of the Acquiring Fund received in exchange for the Acquired Fund’s Class A and Class C shares (with respect to Investor Class shares), and Class S shares (with respect to Institutional Class shares), to its shareholders in proportion, on a class-by-class basis, to the relative net asset value of their holdings of the corresponding class of shares of the Acquired Fund, by instructing SCM Trust’s transfer agent to establish accounts in the Acquiring Fund’s share records in the names of those shareholders and transferring those Acquiring Fund shares to those accounts in complete liquidation of the Acquired Fund. The expenses associated with the Reorganization will not be borne by the Acquired Fund. Certificates evidencing Acquiring Fund shares will not be issued to the Acquired Fund’s shareholders.

In each Reorganization, the value of the Acquired Fund’s assets to be acquired by the Acquiring Fund shall be the value of such assets as of the Closing using the Acquiring Fund’s valuation procedures, and as set forth in the Acquiring Fund’s then-current Prospectus and SAI, or such other valuation procedures as shall be mutually agreed upon by the Funds (the “Valuation Procedures”). At the time of the Reorganization, the NAV of the Acquired Fund shares shall be computed as of the Closing in accordance with the Valuation Procedures. Although there may be differences in the valuation procedures for the Acquired Fund and the Acquiring Fund, the Funds have agreed in the Plan to work together to eliminate any material differences prior to the Reorganization.

The holding period for each Acquired Fund’s shares will carry over to the Acquiring Fund shares received by shareholders in the Reorganization for purposes of determining the application of any applicable redemption fees. Upon completion of the Reorganization, each shareholder of the Acquired Fund will own a number of full and fractional shares of Investor Class or Institutional Class shares of the Acquiring Fund equal in aggregate value to the aggregate value of such shareholder’s shares of the corresponding class of the Acquired Fund at the time of the exchange.

Until the Closing, shareholders of each Acquired Fund will continue to be able to redeem their shares at the NAV next determined after receipt by the Acquired Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Acquired Fund will be canceled on the books of the Acquired Fund and the transfer books of the Acquired Fund will be permanently closed. If the Reorganization is completed, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at their then-current NAV. Shareholders of the Acquired Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of the Acquiring Fund in the Reorganization.

Each Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan by the shareholders of the Acquired Fund and the receipt of a legal opinion from counsel to SCM Trust with respect to certain tax issues. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on June 12, 2020, or such other date agreed to by ICON Funds and SCM Trust.

Shelton Capital Management will bear the costs relating to each Reorganization as set forth in the respective Plan, including transfer agent conversion costs up to $75,000 for all Reorganizations in the aggregate. Because it is anticipated that such transfer agent conversion costs will be less than $75,000, it is not anticipated that the Funds will bear any costs relating to the Reorganization. The Plan may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund, notwithstanding approval of the Plan by the Acquired Fund’s shareholders, provided that no such amendment after such approval may have the effect of changing the Plan to the detriment of such shareholders without their further approval. In addition, the Plan may be terminated at any time prior to the Closing by the ICON Funds Board or the SCM Trust Board if, among other reasons, the ICON Funds Board or the SCM Trust Board determines that the Reorganization is not in the best interest of its shareholders.

Description of the Shares to be Issued. Full and fractional Investor Class and Institutional Class shares of each Acquiring Fund will be issued to shareholders of the corresponding Acquired Fund in exchange for their corresponding class of Acquired Fund shares, in accordance with the procedures under the Plan as described above. The Declaration of Trust of SCM Trust permits the SCM Trust Board to issue an unlimited number of shares of beneficial interest of each series within SCM Trust with no par value per share. The Acquiring Fund’s Investor Class shares are subject to Rule 12b-1 fees for distribution related services of up to 0.25%. Neither class of shares of the Acquiring Fund pay front end or deferred sales charges.

Each Acquired Fund is a series of ICON Funds which, as of the Closing Date, will consist of a combination of some or all of Class A shares, Class C shares and Class S shares. Class A shares pay up to a 5.75% front end sales charge and may pay a deferred sales charge of 1.00%, and are subject to Rule 12b-1 fees for distribution related services of up to 0.25%. Class C shares pay a deferred sales charge of 1.00% and are subject to Rule 12b-1 fees for distribution related services and service fees of up to 1.00%.

Each share of beneficial interest of each Fund has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund’s net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. The shares of each Fund do not entitle the holder thereof to preference, preemptive, appraisal, conversion or exchange rights, except as either the SCM Trust Board or the ICON Funds Board may determine with respect to its respective Funds. Shares of each Fund do not have cumulative voting rights and therefore holders of at least 50% of a Fund’s shares voting for trustees can elect all trustees and the remaining shareholders would not be able to elect any trustees. The Board of either SCM Trust or ICON Funds (each a “Trust” and collectively, the “Trusts”) may classify or reclassify any unissued shares of these respective Trusts into shares of any series within the applicable Trust by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of applicable securities laws. Shareholders of each Fund vote as a fund to change, among other things, a fundamental policy of such Fund and to approve the Fund’s investment management contracts. Like the Acquired Funds, the Acquiring Funds are not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the SCM Trust Board, it is necessary or desirable to submit matters for a shareholder vote.

Board Considerations. At numerous meetings held between August 2019 and February 2020, the ICON Funds Board as a whole or the Independent Trustees (collectively, the “Board Meetings”), discussed and evaluated, among other things, each Reorganization, each Plan and Shelton Capital Management, to assist in it determining whether the Reorganization, including the Plan, is in the best interests of the Acquired Fund’s shareholders. At the Board Meetings and throughout the consideration process, the ICON Funds Board, including in each case a majority of the ICON Funds Board who are not “interested persons” (as defined in the 1940 Act), was advised by its independent legal counsel and special counsel.

At the Board Meetings and throughout the consideration process, the ICON Funds Board considered information provided by ICON Advisers (each Acquired Fund’s investment advisor and, except for the Shelton Emerging Markets Fund, each Acquiring Fund’s sub-adviser) and Shelton Capital Management (each Acquiring Fund’s investment advisor), and communicated with senior representatives of ICON Funds and SCM Trust regarding such matters as personnel, operations and financial condition. In particular, ICON Advisers and Shelton Capital Management indicated to the ICON Funds Board that they view the reorganization of each Acquired Fund into a similarly managed series of SCM Trust as important to a strategic plan that they believe will result in stronger growth and a more customized distribution support, thereby resulting in the potential for increased assets and decreased operating expenses over the long term. In addition, ICON Advisers and Shelton Capital Management recommended that the ICON Funds Board approve each Plan because they believe that each Reorganization will allow Acquired Fund shareholders to: (1) continue to invest in a mutual fund with a similar investment objective, and somewhat similar principal investment strategies, as the Acquired Fund; and (2) potentially benefit over time from the operating efficiencies and economies of scale that may result from combining the assets of the Acquired Fund with the assets of the Acquiring Fund. The ICON Funds Board reviewed detailed information regarding the proposed Reorganization from the point of view of the interests of the Acquired Fund and its shareholders.

In recommending each proposed Reorganization, the ICON Funds Trustees (with the advice and assistance of independent counsel) considered, among other things:

•	current economic conditions, the securities markets and the mutual fund industry;
•	the terms of the Plan, including that the Reorganization is expected to constitute a reorganization within the meaning of Section 368(a) of the Code and the Acquired Fund and its shareholders are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganization;
•	that the Reorganization would provide Acquired Fund shareholders the opportunity to continue to invest in a mutual fund with a similar principal investment objective, and with somewhat similar principal investment strategies, and principal investment risks as the Acquired Fund;
•	information provided by Shelton Capital Management on the qualifications of the investment and operational personnel for the Acquiring Fund and the management of the Acquiring Fund, and that Shelton Capital Management has made assurances that there is not expected to be any diminution in the nature, quality and extent of services provided to the Acquired Fund;
•	that Shelton Capital Management is an experienced provider of investment advisory services to institutional and retail investors, with approximately $1.58 billion in fund assets under management as of December 31, 2019; and approximately $620 million in separately managed accounts assets under management as of December 31, 2019;
•	Shelton Capital Management’s commitment to compliance and risk management;
•	the anticipated likelihood of placing the Acquiring Funds on a common operating platform without interruption of services or any foreseeable short-term or long-term adverse effect on the Funds or their shareholders;
•	where applicable, the lower advisory fees and overall net expenses of the Combined Fund following the Reorganization, including Shelton Capital Management’s projected expense savings to Acquired Fund shareholders, including the expense caps referenced below;
•	that the Reorganization will not result in the dilution of the Acquired Fund’s shareholders’ interests;
•	that Shelton Capital Management believes that requirements of Section 15(f) of the 1940 Act (which are described below), will be met in respect of the Reorganization
•	that Shelton Capital Management will bear most costs of the Reorganization as set forth in the Plan;
•	that the Reorganization will be submitted to the shareholders of the Acquired Fund for their approval; and
•	that shareholders of the Acquired Fund who do not wish to become shareholders of the Acquiring Fund may redeem their Acquired Fund shares before the Reorganization.

In their deliberations, the ICON Funds Board did not identify any particular information that was all-important or controlling, and each ICON Funds Board member attributed different weights to the various factors. After consideration of these and other factors it deemed appropriate, the ICON Funds Board determined that each Reorganization as proposed by ICON Advisers and Shelton Capital Management is in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund’s existing shareholders. The ICON Funds Board, including those Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, unanimously approved the Reorganization of each Acquired Fund, subject to approval by its shareholders, and recommended that the shareholders of the Acquired Fund vote in favor of the Reorganization by approving the Plan. The Board noted that if shareholders of an Acquired Fund do not approve the Reorganization, the Acquired Fund would not be reorganized into the Acquiring Fund and the Board would have to consider what alternative steps to take, including potentially approving the liquidation of the Acquired Fund.

Section 15(f) of the 1940 Act. Section 15(f) of the 1940 Act provides a non-exclusive “safe harbor” for an investment advisor or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such advisor which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met.

First, no “unfair burden” may be imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after the date on which such transaction occurs whereby the investment advisor (or predecessor or successor advisor) or any interested person of any such advisor receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). No such compensation arrangements are contemplated, and Shelton Capital Management is not aware of any circumstances relating to the Reorganization that might result in the imposition of such an “unfair burden” on the Acquired Fund.

Second, during the three-year period immediately following the transaction, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment advisor or the predecessor investment advisor within the meaning of the 1940 Act. The SCM Trust Board will satisfy this condition at the time of the Reorganization and intends to continue to satisfy this condition for three years following the closings of the Reorganization.

Federal Income Tax Consequences. The following is a summary of certain U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Acquired Fund as capital assets for U.S. federal income tax purposes (generally, assets held for investment). This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under U.S. federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax consequences described below. This summary of U.S. federal income tax consequences is for general information only. Each Fund’s shareholders should consult their own tax advisers regarding the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws, and possible changes in tax law.

It is a condition to the closing of each Reorganization that the Acquired Fund and the Acquiring Fund receive an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, to the effect that, among other conclusions described below, the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code. The opinion of Davis Graham & Stubbs LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Davis Graham & Stubbs LLP will also rely upon certain representations of ICON Funds and the SCM Trust and upon customary assumptions, including, among other things, that the Reorganization will be consummated in accordance with the Plan and other operative documents and as described herein. An opinion of counsel is not binding on the IRS or any court. If the Reorganization does not qualify as a reorganization under the Code, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Acquired Fund that is otherwise subject to federal income tax would recognize taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The opinion of Davis Graham & Stubbs, to be rendered as a condition to closing each Reorganization, will be substantially to the effect that:

•	the acquisition by the Acquiring Fund of all of the Assets in exchange solely for the Acquiring Fund Shares and the assumption of the Liabilities by the Acquiring Fund, followed by the distribution of the Acquiring Fund Shares to the Shareholders in exchange for their Acquired Fund Shares in complete liquidation and termination of the Acquired Fund will constitute a reorganization under section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be considered a “party to a reorganization” within the meaning of section 368(b) of the Code;
•	no gain or loss will be recognized by the Acquired Fund on the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund or the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or the distribution of the shares of the Acquiring Fund to the Acquired Fund shareholders in complete liquidation of the Acquired Fund, except for (A) any gain or loss recognized on (1) “section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) the transfer of any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, or (2) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;
•	the tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same to the Acquiring Fund as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, except that the Acquiring Fund’s tax basis will be increased by any gain recognized by the Acquired Fund in the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets was held by the Acquired Fund, except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period;
•	no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;
•	no gain or loss will be recognized by shareholders of the Acquired Fund upon the receipt of the Acquiring Fund shares by such shareholders;

•	the aggregate tax basis of the shares of the Acquiring Fund, including any fractional shares, received by each shareholder of the Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund shares, including fractional shares, to be received by each shareholder of the Acquired Fund will include the period during which the Acquired Fund shares exchanged were held by such shareholder, provided such Acquired Fund Shares are held as capital assets at the time of the Reorganization; and
•	the Acquiring Fund will succeed to the tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381 through 384 of the Code and the regulations thereunder.

No opinion will be expressed as to (1) the effect of each Reorganization on the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on the Acquired Fund or the Acquiring Fund with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction, or (3) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

For a Reorganization in which the assets of only one Acquired Fund are acquired by the Acquiring Fund, it is anticipated that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. On the other hand, for Reorganizations in which the assets of two or more Acquired Funds are acquired by the Acquiring Fund, it is anticipated that the Reorganization will not qualify as a reorganization with the meaning of Section 368(a)(1)(F) of the Code. The taxable year of an Acquired Funds will not terminate upon the closing of a Reorganization that qualify as reorganizations within the meaning of Section 368(a)(1)(F), but the taxable year of the Acquired Funds will terminate upon the closing of the other Reorganizations.

Each Acquiring Fund intends to continue to be treated as a regulated investment company as defined in Section 851 of the Code.

Prior to the Closing Date of a Reorganization that terminates the taxable year of the Acquired Funds, each Acquired Fund that participates in the Reorganization may declare to its shareholders one or more distributions consisting of investment company taxable income (within the meaning of section 852(b)(2) of the Code, computed without regard to the deduction for dividends paid), and/or any undistributed realized net capital gains, including any gains realized from any actual or deemed sales of assets on or prior to the Closing Date, for the avoidance of doubt, after reduction for any available capital loss carryforwards, recognized in periods up to and including the Closing Date. Any such distribution generally would be taxable to shareholders that are subject to tax. The Acquired Fund may also declare to its shareholders one or more distributions consisting of the excess of its tax-exempt interest income over deductions allocable to such income, which distributions are generally expected to be reported as exempt-interest dividends.

Shareholders of each Acquired Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganization, shareholders of the Acquired Fund should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Tax Capital Loss Carryforwards.

Federal income tax law generally permits a regulated investment company to carry forward indefinitely net capital losses to offset its capital gains recognized in future years. Presently, the net capital loss carryforwards of the Funds from their prior taxable years, if applicable, can be summarized as follows:

Fund	Capital Loss Carryforward
ICON Opportunities Fund	$1,151,785
ICON Consumer Discretionary Fund	$1,839,002
ICON Energy Fund	$21,782,634
ICON Flexible Bond Fund	$217,260
ICON Healthcare Fund	$322,313
ICON Industrials Fund	$572,088
ICON Natural Resources Fund	$5,134,405
ICON Risk-Managed Balanced Fund	$340,806

For the period ending on the Closing Date, each Fund may have net realized capital gains or losses, and as of the Closing Date, a Fund may also have net unrealized capital gains or losses.

A Reorganization may result in a number of additional limitations on the combined Fund’s ability to use realized and unrealized losses of the combining Funds. The discussion below describes the limitations that may apply based on the Funds’ tax attributes and relative net asset values as of December 31, 2019. Since the Reorganization is not expected to close until June 12, 2020, the net current-year realized capital gains and losses and net unrealized capital gains and losses, and the effect of the limitations described herein may change significantly between now and the completion of the Reorganization. Further, the ability of an Acquiring Fund and the Acquiring Fund to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

First, in the tax year of the combined Fund in which each Reorganization occurs, if an Acquired Fund’s taxable year closes as a result of the Reorganization, the combined Fund will be able to use carryforwards of the Acquired Fund’s capital losses (including from the Acquired Fund’s short taxable year ending on the Closing Date), subject to the limitations described in the following paragraphs, to offset only a prorated portion of the combined Fund’s capital gains for such tax year, based on the number of days remaining in the combined Fund’s tax year after the Closing Date.

Second, a Reorganization may result in limitations on the combined Fund’s ability to use capital loss carryforwards of the Acquired Fund, a portion of capital losses recognized by an Acquired Fund in the taxable year in which the Reorganization occurs or terminates on the closing of the Reorganization and, in certain cases, a net unrealized loss inherent in the assets of the Acquired Fund at the time of the Reorganization. This limitation will apply if the Acquired Fund’s shareholders own less than 50% of the combined Fund immediately after the Reorganization. These limitations are imposed on an annual basis. Losses in excess of the limitations may be carried forward, subject to the generally applicable limitations on the carryforward of losses. The aggregate annual limitation described in this paragraph for periods following the Reorganization generally will equal the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at the time of the Reorganization. This limitation may be prorated in the taxable year in which the applicable Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Third, if the Acquired Fund or the Acquiring Fund has a net unrealized gain inherent in its assets at the time of a Reorganization, and if the Reorganization does not qualify as a reorganization within the meaning of Code Section 368(a)(1)(F), then, under certain circumstances, the combined Fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund. This limitation will generally apply if the Acquiring Fund’s or the Acquired Fund’s unrealized capital gains as of the date of the Reorganization are greater than the lesser of $10,000,000 or 15% of the fair market value of its assets as of the Closing Date.

Fourth, where a Reorganization combines more than one Acquired Fund, any capital loss carryforwards of an Acquired Fund from prior years, any net current-year capital losses of an Acquired Fund, and, potentially, any unrealized capital losses of an acquired fund will benefit the shareholders of the combined Fund, rather than only the shareholders of the Acquired Fund that incurred the loss.

Even if a particular limitation described above would not be triggered solely by a Reorganization, a limitation may be triggered by the Reorganization together with one or more other transactions entered into by the Acquiring Fund or the Acquired Fund. By reason of the foregoing rules, shareholders of the Acquired Fund that are not generally exempt from federal income taxation may pay more taxes, or pay taxes sooner, than they otherwise would have if the Reorganization did not occur.

Comparison of Forms of Organization and Shareholder Rights. Set forth below is a discussion of the material differences between the Funds and the rights of their shareholders.

Governing Law. Each Acquired Fund is a separate series of ICON Funds, which is organized as a Massachusetts business trust. Each Acquiring Fund is a separate series of SCM Trust, which also is organized as a Massachusetts business trust. ICON Funds’ operations are governed by its Agreement and Declaration of Trust, By-Laws, applicable state law and Board of Trustees. SCM Trust’s operations are governed by its Agreement and Declaration of Trust, By-Laws, applicable state law and Board of Trustees.

Shareholder Liability. Under Massachusetts law, a shareholder of the Funds could, under certain circumstances, be held personally liable for the obligations of ICON Funds or SCM Trust, as the case may be. There is a remote possibility that in certain circumstances shareholders of one series could be held personally liable for the obligations of a different series. However, this possibility is mitigated by each trust’s governing documents, which essentially provide that no shareholder shall be subject to personal liability in connection with the affairs of the trust, and that the trust shall indemnify any shareholder held liable on account of being or having been a shareholder. The risk of the shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which either Fund would be unable to meet its obligations and insurance purchased for the purposes of protection is used in its entirety.

Board of Trustees. Each Reorganization will result in a change in the board because the governing board of ICON Funds is different from the governing board of SCM Trust. The ICON Funds Board has five trustees, one of whom is an “interested person” of ICON Funds. For more information, refer to the Statement of Additional Information of the Acquired Funds dated January 24, 2020, which is incorporated by reference into this Combined Prospectus/Proxy Statement.

The SCM Trust Board has four trustees, one of whom is an “interested person” of SCM Trust. For more information, refer to the Statements of Additional Information of the Acquiring Funds dated April __, 2020, which are incorporated by reference into this Combined Prospectus/Proxy Statement.

Voting Rights. The rights of each Fund’s shareholders to vote are governed by federal law, Massachusetts state law, and the applicable Declaration of Trust, and the applicable By-laws. As investment companies registered under the 1940 Act, many shareholder voting rights relating to the Funds are governed by federal law. For example, the 1940 Act requires shareholder approval to, among other actions, increase investment advisory fees, increase Rule 12b-1 fees, or change fundamental investment restrictions. With respect to matters that require shareholder approval under the 1940 Act, there are no differences between the voting rights of the Funds’ shareholders. Although differences between the Funds’ organizational documents exist, in practice, it is not expected that the Reorganization will result in any material diminution in shareholder voting rights.

Classes. The Acquired Fund and Acquiring Fund are separate series of ICON Funds and SCM Trust, respectively. The Acquired Fund currently offers three classes of shares: Class A shares, Class C shares and Class S shares. The Acquiring Fund currently offers two classes of shares: Investor Class and Institutional Class. As a result of the Reorganization, shareholders of the Acquired Fund will receive Investor Class or Institutional Class shares of the Acquiring Fund, depending on the shares of the corresponding class of the Acquired Fund held by each shareholder as described elsewhere in this Combined Prospectus/Proxy Statement.

Following the Reorganization, the SCM Trust Board has reserved the right to create and issue additional classes of the Acquiring Fund. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.

Comparison of Valuation Procedures. The NAV for each Fund is calculated in the following manner.

The Acquired Funds	The Acquiring Funds

The price you pay for a share of a Fund and the price you receive upon selling, redeeming, or exchanging a share of a Fund is called the net asset value (“NAV”). NAV per share of each share class is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) or trading is restricted.

Foreign securities may trade in their local markets on days the NYSE is closed. Foreign transactions and changes in the value of the Funds’ securities holdings on such days may affect the value of the Funds’ shares on days when you will not be able to purchase, exchange or redeem shares.

The Funds use pricing services to determine the market value of the securities in their portfolios. Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use the market value of securities as of the close of regular trading on the NYSE to value the other equity securities held in the Funds’ portfolios. If a market quotation is not readily available or is unreliable, the security is valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid. The valuation assigned to fair valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV. While fair value pricing cannot eliminate the possibility of short-term trading, we believe it helps protect the interests of long-term shareholders in the Funds.

The NAV of your shares when redeemed may be more or less than the price you originally paid, depending primarily upon a Fund’s investment performance. If a Fund invests in another investment company, the Fund’s net asset value is based in part on the net asset value of the other investment companies in which the Fund invests. The prospectuses for these other investment companies explain the circumstances under which they may use fair value pricing and its effects.

Your purchase, exchange, or redemption of Fund shares will be priced at the next NAV calculated after your request is received in good order by the Funds’ transfer agent or other Fund agents.

ICON Distributors, Inc. (the “Distributor”) may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary receives such orders; and such orders will be priced using that Fund’s net asset value next computed after the orders are placed with such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, except in extraordinary events, no later than 9 a.m. Eastern time following the day that such purchase or redemption orders are received by the broker or intermediary.

The share price (net asset value per share or NAV) for a Fund is normally calculated as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. ET, each day that the NYSE is open for business. The NAV is calculated by dividing Fund net assets (i.e. total assets minus total liabilities) by the number of shares outstanding. For purposes of determining the NAV, security transactions are normally recorded one business day after the trade date. If the NYSE is unexpectedly closed due to weather or other extenuating circumstances on a day it would normally be open for business, or if the NYSE has an unscheduled early closing, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. If a Fund’s authorized agent receives your request in good order (as described below) before the time as of which a Fund prices its shares (generally the normally scheduled close of trading on the NYSE, at 4 p.m. ET), your transactions will be priced at that day’s NAV. If your request is received after such time, it will be priced at the next business day’s NAV. A Fund cannot accept orders that request a particular day or price for your transaction or any other special conditions. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET. Some securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Funds do not calculate their NAVs. This could cause the value of a Fund’s portfolio investments to be affected by trading on days when you cannot buy or sell shares. For purposes of calculating the NAV, portfolio holdings for which market quotations are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Other portfolio holdings, such as debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange and centrally cleared derivatives are generally valued at the price determined by the relevant clearing house. Short term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value a Fund receives upon the sale of the securities. If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Shelton Capital Management to make fair value determinations in accordance with the Funds’ Valuation Policies, subject to Board oversight.

Capitalization. The following table sets forth, as of December 31, 2019, the capitalization of each Acquired Fund and the corresponding Acquiring Fund, and the pro forma combined capitalization of the Acquiring Fund assuming each Reorganization has been consummated. Because the Reorganizations are not dependent or contingent on each other, combinations of Acquired Funds different than those show below could occur. Note that the Acquiring Funds have not yet commenced investment operations.

ICON Equity Fund - Investor Shares (unaudited)
	ICON Long/Short Fund - A Shares	ICON Fund - A Shares	ICON Long/Short Fund - C Shares	ICON Fund - C Shares	Pro Forma Adjustments(a)	ICON Equity Fund - Investor Shares
Net Assets	$5,155,552	$8,138,022	$3,018,862	$8,474,143	$—	$24,786,579
Shares Outstanding	185,585	409,976	122,221	470,786	(296,322)	892,245
Net Asset Value Per Share	27.78	19.85	24.70	18.00		27.78

ICON Equity Fund - Institutional Shares (unaudited)
	ICON Long/Short Fund - S Shares	ICON Fund - S Shares	ICON Opportunities Fund	Pro Forma Adjustments(a)	ICON Equity Fund - Institutional Shares
Net Assets	$13,487,451	$29,639,503	$17,013,922	$—	$60,140,875
Shares Outstanding	466,049	1,390,873	1,175,807	(954,605)	2,078,123
Net Asset Value Per Share	$28.94	$21.31	$14.47		$28.94
(a)	Reflects adjustment of shares as a result of the reorganization.

ICON Equity Income Fund - Investor Shares (unaudited)
	ICON Equity Income Fund - Class A Shares	ICON Risk-Managed Balanced Fund - Class A Shares	ICON Equity Income Fund - Class C Shares	ICON Risk-Managed Balanced Fund - Class C Shares	Pro Forma Adjustments(a)	ICON Equity Income Fund - Investor Shares
Net Assets	$11,335,283	$2,927,771	$19,486,920	$17,607,876	$—	$51,357,851
Shares Outstanding	595,653	174,897	1,011,782	1,124,385	(207,934)	2,698,784
Net Asset Value Per Share	$19.03	$16.74	$19.26	$15.66		$19.03

ICON Equity Income Fund - Institutional Shares (unaudited)
	ICON Equity Income Fund - Class S Shares	ICON Risk-Managed Balanced Fund - Class S Shares	Pro Forma Adjustments(a)	ICON Equity Income Fund - Institutional Shares
Net Assets	$52,611,306	$8,113,494	$—	$60,724,800
Shares Outstanding	2,757,406	472,539	(47,303)	3,182,641
Net Asset Value Per Share	$19.08	$17.17		$19.08
(a)	Reflects adjustment of shares as a result of the reorganization.

ICON Consumer Select Fund - Investor Shares (unaudited)
	ICON Consumer Discretionary Fund - Class A Shares	ICON Consumer Staples Fund - Class A Shares	ICON Financial Fund - Class A Shares	Pro Forma Adjustments(a)	ICON Consumer Staples Fund - Investor Shares
Net Assets	$630,423	$1,309,786	$1,407,782	$—	$3,347,992
Shares Outstanding	46,907	194,330	119,506	(76,533)	284,210
Net Asset Value Per Share	$13.44	$6.74	$11.78		$11.78

ICON Consumer Select Fund - Institutional Shares (unaudited)
	ICON Consumer Discretionary Fund - Class S Shares	ICON Consumer Staples Fund - Class S Shares	ICON Financial Fund - Class S Shares	Pro Forma Adjustments(a)	ICON Consumer Staples Fund - Institutional Shares
Net Assets	$20,230,488	$4,450,398	$40,855,016	$—	$65,535,901
Shares Outstanding	1,426,692	656,401	3,468,168	12,059	5,563,319
Net Asset Value Per Share	$14.18	$6.78	$11.78		$11.78
(a)	Reflects adjustment of shares as a result of the reorganization.

ICON Natural Resources Fund - Investor Shares (unaudited)
	ICON Natural Resources Fund - A Shares	ICON Industrials - A Shares	ICON Energy Fund - A Shares	ICON Natural Resources Fund - C Shares	ICON Energy Fund - C Shares	Pro Forma Adjustments(a)	ICON Natural Resources Fund - Investor Shares
Net Assets	$2,771,925	$682,870	$3,112,244	$1,007,379	$3,013,890	$—	$10,588,309
Shares Outstanding	214,214	41,868	324,192	81,834	331,926	(175,773)	818,262
Net Asset Value Per Share	$12.94	$16.31	$9.60	$12.31	$9.08		$12.94

ICON Natural Resources Fund - Institutional Shares (unaudited)
	ICON Natural Resources Fund - S Shares	ICON Industrials - S Shares	ICON Energy Fund - S Shares	Pro Forma Adjustments(a)	ICON Natural Resources Fund - Institutional Shares
Net Assets	$55,350,576	$13,988,014	$90,276,289	$—	$159,614,879
Shares Outstanding	4,231,695	842,651	9,306,834	(2,178,208)	12,202,972
Net Asset Value Per Share	$13.08	$16.60	$9.70		$13.08
(a)	Reflects adjustment of shares as a result of the reorganization.

ICON Health and Technology Fund - Investor Shares (unaudited)
	ICON Healthcare Fund - Class A Shares	ICON Information Technology Fund - Class A Shares	Pro Forma Adjustments(a)	ICON Health and Information Fund - Investor Shares
Net Assets	$1,844,182	$1,593,721	$—	$3,437,902
Shares Outstanding	106,662	100,932	10,133	217,727
Net Asset Value Per Share	$17.29	$15.79		$15.79

ICON Health and Technology Fund - Institutional Shares (unaudited)
	ICON Healthcare Fund - Class S Shares	ICON Information Technology Fund - Class S Shares	Pro Forma Adjustments(a)	ICON Health and Information Fund - Institutional Shares
Net Assets	$62,666,791	$57,798,671	$—	$120,465,463
Shares Outstanding	3,439,451	3,481,848	335,657	7,256,956
Net Asset Value Per Share	$18.22	$16.60		$16.60
(a)	Reflects adjustment of shares as a result of the reorganization.

ICON Utilities and Income Fund - Investor Shares (unaudited)
	ICON Utilities Fund - Class A Shares	Pro Forma Adjustments(a)	ICON Utilities and Income Fund - Investor Shares
Net Assets	$5,803,499	$—	$5,803,499
Shares Outstanding	592,194	-	592,194
Net Asset Value Per Share	$9.80		$9.80

ICON Utilities and Income Fund - Institutional Shares (unaudited)
	ICON Utilities Fund - Class S Shares	Pro Forma Adjustments(a)	ICON Utilities and Income Fund - Institutional Shares
Net Assets	$46,166,128	$—	$46,166,128
Shares Outstanding	4,621,234	-	4,621,234
Net Asset Value Per Share	$9.99		$9.99

(a) Reflects adjustment of shares as a result of the reorganization.

ICON Flexible Bond Fund - Investor Shares (unaudited)
	ICON Flexible Bond Fund - Class A Shares	ICON Flexible Bond Fund - Class C Shares	Pro Forma Adjustments(a)	ICON Flexible Bond Fund - Investor Shares
Net Assets	$5,947,620	$5,209,083	$—	$11,156,702
Shares Outstanding	638,842	554,748	4,767	1,198,357
Net Asset Value Per Share	$9.31	$9.39		$9.31

ICON Flexible Bond Fund - Institutional Shares (unaudited)
	ICON Flexible Bond Fund - Class S Shares	Pro Forma Adjustments(a)	ICON Flexible Bond Fund - Institutional Shares
Net Assets	$153,009,900	$—	$153,009,900
Shares Outstanding	16,347,212	-	16,347,212
Net Asset Value Per Share	$9.36		$9.36
(a)	Reflects adjustment of shares as a result of the reorganization.

Shelton Emerging Markets Fund - Investor Shares (unaudited)
	ICON Emerging Markets Fund - Class A Shares	Pro Forma Adjustments(a)	Shelton Emerging Markets Fund - Investor Shares
Net Assets	$2,332,566	$—	$2,332,566
Shares Outstanding	142,665	-	142,665
Net Asset Value Per Share	$16.35		$16.35

Shelton Emerging Markets Fund - Institutional Shares (unaudited)
	ICON Emerging Markets Fund - Class S Shares	Pro Forma Adjustments(a)	Shelton Emerging Markets Fund - Institutional Shares
Net Assets	$36,894,391	$—	$36,894,391
Shares Outstanding	2,242,820	-	2,242,820
Net Asset Value Per Share	$16.45		$16.45
(a)	Reflects adjustment of shares as a result of the reorganization.

Investment Advisers

Acquired Funds Investment Advisor – ICON Advisers, Inc.

ICON Advisers has been registered as an investment adviser since 1991. ICON Advisers’ corporate offices are located at 5299 DTC Boulevard, Suite 1200, Greenwood Village, Colorado 80111.

ICON Advisers also serves as investment adviser to mutual fund allocation portfolios invested in the ICON Funds and to separate accounts, including pension and profit-sharing plans, and public retirement systems. As of December 31, 2019, 2020, ICON Advisers had $930 million in total assets under management. Total assets under management include mutual fund assets, assets in mutual fund allocation portfolios that invest in the ICON Funds, institutional accounts, and separately managed accounts.

ICON Advisers also provides administrative services to the ICON Funds. ICON receives an administrative fee from the Funds for these services that is calculated at an average annual rate of 0.050% on the first $1.5 billion of ICON Funds average daily net assets, 0.045% on the next $1.5 billion of such assets, 0.040% on the next $2 billion of such assets and 0.030% on such assets over $5 billion.

A discussion regarding the basis for the ICON Funds Board’s approval of the investment advisory agreement is available in the Funds’ annual report to shareholders for the fiscal year ended September 30, 2019.

ICON Advisers does not intend to seek further recoupment of previously reimbursed fees from any Combined Fund following the Reorganizations.

Acquired Funds Portfolio Management

The Funds is managed using ICON Advisers’ valuation model which was developed by Dr. Craig Callahan. Dr. Callahan has been chair of ICON’s Investment Committee since 1991 and served as ICON Advisers’ Chief Investment Officer until January 2005.

The Portfolio Manager(s) for each Fund are:

Fund	Portfolio Manager	Tenure
ICON Equity Income Fund	Brian Callahan Scott Callahan Jerry Paul	Since May 2019
ICON Flexible Bond Fund	Jerry Paul	Since July 2013
ICON Equity Fund	Craig Callahan	Since January 2011
ICON Consumer Discretionary Fund ICON Consumer Staples Fund ICON Energy Fund ICON Financial Fund ICON Industrials Fund ICON Information Technology Fund ICON Natural Resources Fund ICON Utility Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019
ICON Healthcare Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019 Since January 2018
ICON Emerging Markets Fund	Craig Callahan Brian Callahan Scott Callahan	Since May 2019

Craig Callahan is the company Founder, President and Chairman of the Investment Committee of ICON Advisers, Inc. Dr. Callahan received his Doctorate of Business Administration in finance and statistics from Kent State University in 1979 and a Bachelor of Science degree from Ohio State University in 1973. From 1986 to 2005, he served as ICON’s Chief Investment Officer. He holds the FINRA Series 7, 24, 63, 65 and 66 registrations.

Donovan “Jerry” Paul, CFA, joined ICON in July 2013 as a Portfolio Manager. Mr. Paul is a Senior Vice President of Fixed Income. Before joining ICON he was a senior vice president, director of fixed-income research and portfolio manager of INVESCO Funds Group (1994-2001), founder and managing partner of Quixote Capital Management, LLC, (2002-2009), partner of Essential Investment Partners, LLC, (2009-2011) and Senior Vice President Western Alliance Bancorporation (2012). He holds an MBA from the University of Northern Iowa and BBA from the University of Iowa. He holds the FINRA Series 7 and 63 registrations.

Brian Callahan Joined ICON in 2003 as a Research Analyst. In 2005 he left ICON to pursue his MBA at the Ohio State University. He graduated with his MBA in 2007 and rejoined ICON in 2008 as a Portfolio Manager. From 2008 until January 2011 he managed ICON’s separately managed accounts. From 2011 to 2014 Mr. Callahan was ICON’s Director of Marketing. From 2014 to 2018 Mr. Callahan managed ICON’s strategy-based portfolios and tactical allocation portfolios.

Scott Callahan joined ICON in 2005 as a Research Analyst and was promoted to Assistant Portfolio Manager in January 2006. He left ICON in August 2006 to pursue his MBA, which he received from New York University in 2008. Mr. Callahan became a Portfolio Manager in 2008. Mr. Callahan managed two Sector Funds, Healthcare and Information Technology, from 2009 to 2012 and co-managed those Funds in 2013. Mr. Callahan also co-managed the ICON Opportunities Fund from 2012 to 2013, when he left the firm to pursue a PhD in Finance from Rutgers University. Mr. Callahan received a bachelor’s degree in Psychology from the University of Colorado.

Acquiring Fund Investment Advisor – Shelton Capital Management

CCM Partners, LP, d/b/a Shelton Capital Management is a SEC-registered investment advisor organized as a limited partnership on August 1, 1985 under the laws of the State of California with its principal place of business located in Denver, Colorado. Shelton Capital Management provides investment management services to mutual funds, separate accounts and a private fund, and as of December 31, 2019 had approximately $2.2 billion of assets under management.

Subject to the general supervision of the SCM Board, Shelton Capital Management is responsible for managing each of the Emerging Markets Acquired Fund and Acquiring Fund in accordance with its investment objective and policies. The Acquiring Fund pays Shelton Capital Management an annual investment advisory fee equal to 1.00% of the Acquiring Fund’s average daily net assets. Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.25% and 1.54% until May 20, 2021. In addition, the Acquiring Fund’s Investor Class shares are subject to Rule 12b-1 fees for distribution related services of up to 0.25%. Neither class of shares of the Acquiring Fund pay front end or deferred sales charges.

In addition, Shelton Capital Management also serves as each Acquiring Fund’s administrator and is responsible for handling the administrative requirements of the Acquiring Fund. As compensation for these duties, Shelton Capital Management receives fees of 0.10% on the first $500 million in combined assets of the SCM Trust, 0.08% on the next $500 million in combined assets of the SCM Trust, and 0.06% on the SCM Trust combined assets over $1 billion.

Acquiring Fund Portfolio Management

ICON Advisers serves as investment sub-adviser to each Fund other than the Shelton Emerging Markets Fund and is responsible for selecting the Funds’ investments and handling their day-to-day business.

ICON Advisers will receive a sub-advisory fee from Shelton Capital Management of 62% of the effective investment management fee, adjusted for any reimbursements due to agreed expense limitations.

The Portfolio Manager(s) for each Fund other than the Shelton Emerging Markets Fund are:

Fund	Portfolio Manager	Tenure*
ICON Equity Fund	Craig Callahan Brian Callahan	Since April __, 2020
ICON Equity Income Fund	Brian Callahan Scott Callahan Jerry Paul	Since April __, 2020
ICON Consumer Select Fund	Craig Callahan Brian Callahan Scott Callahan	Since April __, 2020
ICON Natural Resources Fund	Craig Callahan Brian Callahan Scott Callahan	Since April __, 2020
ICON Health and Information Technology Fund	Craig Callahan Brian Callahan Scott Callahan	Since April __, 2020
ICON Utilities and Income Fund	Craig Callahan Brian Callahan Scott Callahan	Since April __, 2020
ICON Flexible Bond Fund	Jerry Paul	Since April __, 2020

For more information regarding the ICON Portfolio Managers, please see Acquired Funds Portfolio Management above.

The Shelton Emerging Markets Fund has been managed since inception* by Shelton’s international portfolio management team lead by Mr. Andrew Manton as the portfolio manager. Mr. Manton joined the Shelton Capital Management in July 2016 after serving as a Senior Portfolio Manager at WHV Investments. Prior to his affiliation with WHV Investments, Mr. Manton was a Senior Research Analyst and a member of the Large Cap Global Equities team at Victory Capital Management, and an analyst in both the fundamental Active Equities and Quantitative Strategies groups at Deutsche Asset Management. He has a BS in Finance from the University of Illinois at Chicago and an MBA with a concentration in Quantitative Finance and Accounting from the Tepper School of Business at Carnegie Mellon University. In addition to Mr. Manton, the international portfolio management team includes two experienced investment analysts. The team is based in Shelton Capital Management’s Greenwich, CT office.

* The Acquiring Funds have not yet commenced investment operations.

Other Service Providers

The following chart describes the service providers to the Acquired Fund and the Acquiring Fund:

	Acquired Fund	Acquiring Fund
Administrators	ICON Advisers, Inc.	CCM Partners, d/b/a Shelton Capital Management
Fund Accounting	ALPS Fund Services, Inc.	Ultimus Fund Solutions
Distributor	ICON Distributors, Inc.	RFS Partners, LP
Transfer Agent	ALPS Fund Services, Inc.	Ultimus Fund Solutions
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Tait, Weller & Baker LLP
Custodian	State Street Bank and Trust Company	U.S. Bank, NA

II. PROPOSAL 17 -- To vote and otherwise represent the undersigned on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof, in the discretion of the proxy holder(s).

Under Proposal 17 authority is granted for the consideration of other business, and specifically to allow the adjournment of the meeting in the event sufficient votes are not received to constitute a quorum. In the event sufficient votes are not received to obtain a quorum, it is anticipated that the meeting will be adjourned until such time as a quorum is obtained. Adjournment of the meeting will only take place under circumstances that are consistent with applicable law.

III. VOTING INFORMATION AND OTHER MISCELLANEOUS INFORMATION

Control Persons and Principal Holders of Securities. As of March 1, 2020, the Acquired Funds’ shareholders of record and/or beneficial owners (to the Funds’ knowledge)1 who owned five percent or more of the Acquired Funds’ Class A, Class C and Class S shares were as follows:

	Shareholder Name and Address	Percent of Shares Held of Class
ICON Fund
Class A Shares	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class C Shares
Class S Shares 679,558.643		49.84%
ICON Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 86,000.581		21.24%
Class C Shares 45,943.71		10.10%
Class S Shares 92719.542		6.80%
ICON Fund	CHARLES SCHWAB & CO. SAN FRANCISCO, CA
Class A Shares 404,991.677		19.92%
Class C Shares 455,078.222		20.04%
Class S Shares 273,760.100		20.08%

ICON Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares
Class C Shares 76,835.707		16.88%
Class S Shares 151,479.364		11.11%
ICON Fund	AMERICAN PORTFOLIOS FINANCIAL HOLBROOK, NY
Class A Shares
Class C Shares 57,947.078		12.73%
Class S Shares
ICON Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 39,119.671		9.66%
Class C Shares
Class S Shares
ICON Fund	TD AMERITRADE, INC OMAHA, NE
Class A Shares 23,027.652		5.69%
Class C Shares
Class S Shares
ICON Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares
Class C Shares
Class S Shares 69,534.453		5.10%
ICON Long/Short Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares 22,708.487		12.61%
Class C Shares 25,208.084		22.23%
Class S Shares 48,883.469		10.62%
ICON Long/Short Fund	PRIVATE SHAREHOLDER GREENWOOD VILLAGE, CO
Class A Shares 11,448.115		6.36%
Class C Shares
Class S Shares
ICON Long/Short Fund	FSC SECURITIES CORPORATION ATLANTA, GA
Class A Shares
Class C Shares 6,033.706		5.32%
Class S Shares
ICON Long/Short Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares 34,397.773		19.10%
Class C Shares 6,589.745		5.81%
Class S Shares 237,582.86		51.63%
ICON Long/Short Fund	OPPENHEIMER & CO INC NEW YORK, NY
Class A Shares
Class C Shares 9,516.024		8.39%
Class S Shares
ICON Long/Short Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 36,070.924		20.03%
Class C Shares
Class S Shares 38,318.957		8.33%

ICON Long/Short Fund	TD AMERITRADE, INC OMAHA, NE
Class A Shares 14,780.761		8.21%
Class C Shares
Class S Shares
ICON Long/Short Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class C Shares
Class S Shares 32,816.731		7.13%
ICON Long/Short Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 13,185.073		7.32%
Class C Shares 32,913.114		29.03%
Class S Shares 30,925.66		6.72%
ICON Opportunities Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class S Shares 170,951.954		14.86%
ICON Opportunities Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class S Shares 108,497.002		9.43%
ICON Opportunities Fund	PERSHING LLC JERSEY CITY, NJ
Class S Shares 208,625.124		18.13%
ICON Opportunities Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class S Shares 545,124.007		47.38%
ICON Equity Income Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares 40,545.763		7.01%
Class C Shares
Class S Shares 870,203.212		32.08%
ICON Equity Income Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares 69,547.739		12.03%
Class C Shares
Class S Shares 469,148.65		17.29%
ICON Equity Income Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 134,091.956		23.19%
Class C Shares
Class S Shares 434,391.78		16.01%
ICON Equity Income Fund	RAYMOND JAMES FINANCIAL ST PETERSBURG, FL
Class A Shares
Class C Shares 703,372.497		69.62%
Class S Shares 172,663.515		6.36%
ICON Equity Income Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class C Shares
Class S Shares 253,189.552		9.33%
ICON Equity Income Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 201,121.027		34.78%
Class C Shares 60,485.889		5.99%
Class S Shares 143,810.691		5.30%

ICON Risk-Managed Balanced Fund	AMERIPRISE FINANCIAL SERVICES MINNEAPOLIS, MN
Class A Shares 27,773.069		16.37%
Class C Shares
Class S Shares
ICON Risk-Managed Balanced Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares 9,255.778		5.46%
Class C Shares
Class S Shares 54,355.914		11.13%
ICON Risk-Managed Balanced Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 23,225.641		13.69%
Class C Shares
Class S Shares 88,144.097		18.05%
ICON Risk-Managed Balanced Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares
Class C Shares
Class S Shares 61,071.701		12.51%
ICON Risk-Managed Balanced Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 71,409.076		42.10%
Class C Shares
Class S Shares 86,447.8		17.71%
ICON Risk-Managed Balanced Fund	RAYMOND JAMES & ASSOCIATES ST PETERSBURG, FL
Class A Shares
Class C Shares
Class S Shares 52,902.914		10.84%
ICON Risk-Managed Balanced Fund	RAYMOND JAMES FINANCIAL ST PETERSBURG, FL
Class A Shares
Class C Shares 769,068.151		69.15%
Class S Shares
ICON Risk-Managed Balanced Fund	UBS FINANCIAL SERVICES, INC. WEEHAWKEN, NJ
Class A Shares
Class C Shares
Class S Shares 25,940.832		5.31%
ICON Risk-Managed Balanced Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 12,506.88		7.37%
Class C Shares 108,333.193		9.74%
Class S Shares 55,685.597		11.41%
ICON Consumer Discretionary Fund	CHARLES SCHWAB & CO., INC. SAN FRANCISCO, CA
Class A Shares
Class S Shares 358,767.044		25.78%
ICON Consumer Discretionary Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 6,398.772		13.53%
Class S Shares

ICON Consumer Discretionary Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares
Class S Shares 135,748.119		9.75%
ICON Consumer Discretionary Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 8,965.02		18.95%
Class S Shares
ICON Consumer Discretionary Fund	RAYMOND JAMES & ASSOCIATES ST PETERSBURG, FL
Class A Shares 13,112.412		27.72%
Class S Shares
ICON Consumer Discretionary Fund	RBC WEALTH MANAGEMENT MINNEAPOLIS, MN
Class A Shares 2,363.935		5.00%
Class S Shares
ICON Consumer Discretionary Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class S Shares 705,338.53		50.68%
ICON Consumer Discretionary Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 12,802.212		27.06%
Class S Shares
ICON Consumer Staples Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares
Class S Shares 132,487.124		20.87%
ICON Consumer Staples Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 62,082.717		32.18%
Class S Shares 68,336.329		10.76%
ICON Consumer Staples Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares
Class S Shares 157,613.817		24.82%
ICON Consumer Staples Fund	OPPENHEIMER & CO INC NEW YORK, NY
Class A Shares 21,122.47		10.95%
Class S Shares
ICON Consumer Staples Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 23,139.371		11.99%
Class S Shares
ICON Consumer Staples Fund	TD AMERITRADE, INC OMAHA, NE
Class A Shares
Class S Shares 58,092.313		9.15%
ICON Consumer Staples Fund	TRUST COMPANY OF AMERICA
Class A Shares
Class S Shares 96,588.791		15.21%
ICON Consumer Staples Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 61,420.235		31.84%
Class S Shares 45,082.585		7.10%

ICON Financial Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares
Class S Shares 664,540.847		20.51%
ICON Financial Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 40,500.941		33.51%
Class S Shares 196,385.331		6.06%
ICON Financial Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares
Class S Shares 443,129.845		13.68%
ICON Financial Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 47,430.545		39.25%
Class S Shares 275,839.202		8.52%
ICON Financial Fund	RBC WEALTH MANAGEMENT MINNEAPOLIS, MN
Class A Shares 19,198.187		15.89%
Class S Shares
ICON Financial Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class S Shares 1,442,335.947		44.53%
ICON Financial Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 8,507.338		7.04%
Class S Shares
ICON Energy Fund	AMERIPRISE FINANCIAL SERVICES MINNEAPOLIS, MN
Class A Shares
Class C Shares 18,470.786		5.79%
Class S Shares
ICON Energy Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares
Class C Shares
Class S Shares 4,167,531.735		47.08%
ICON Energy Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 26,902.329		10.63%
Class C Shares 33,612.674		10.53%
Class S Shares
ICON Energy Fund	MERRILL LYNCH PIERCE FENNER JACKSONVILLE, FL
Class A Shares
Class C Shares 24,322.937		7.62%
Class S Shares
ICON Energy Fund	MG TRUST CO LLC DENVER, CO
Class A Shares 14,467.354		5.72%
Class C Shares
Class S Shares
ICON Energy Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares 16,845.065		6.66%
Class C Shares 42,687.471		13.37%
Class S Shares 2,430,532.151		27.46%

ICON Energy Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 70,940.782		28.04%
Class C Shares
Class S Shares
ICON Energy Fund	RAYMOND JAMES & ASSOCIATES ST PETERSBURG, FL
Class A Shares
Class C Shares 16,010.039		5.02%
Class S Shares
ICON Energy Fund	RBC WEALTH MANAGEMENT MINNEAPOLIS, MN
Class A Shares 22,394.997		8.85%
Class C Shares
Class S Shares
ICON Energy Fund	STIFEL NICOLAUS & COMPANY, INC. SAINT LOUIS, MO
Class A Shares
Class C Shares 48,100.031		15.07%
Class S Shares
ICON Energy Fund	TD AMERITRADE, INC OMAHA, NE
Class A Shares
Class C Shares
Class S Shares 613,090.225		6.93%
ICON Energy Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 58,263.264		23.03%
Class C Shares 95,570.76		29.94%
Class S Shares
ICON Industrials Fund	AMERIPRISE FINANCIAL SERVICES MINNEAPOLIS, MN
Class A Shares 3,004.949		7.02%
Class C Shares
Class S Shares
ICON Industrials Fund	CHARLES SCHWAB & CO., INC. SAN FRANCISCO, CA
Class A Shares
Class C Shares
Class S Shares 165,410.598		21.59%
ICON Industrials Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 2,558.521		5.97%
Class C Shares
Class S Shares 38,876.523		5.08%

ICON Industrials Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares
Class C Shares
Class S Shares 70,880.976		9.25%
ICON Industrials Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 3,003.192		7.01%
Class C Shares
Class S Shares 86,627.738		11.31%
ICON Industrials Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class C Shares
Class S Shares 318,109.164		41.53%
ICON Industrials Fund	UBS FINANCIAL SERVICES, INC. WEEHAWKEN, NJ
Class A Shares 27,258.931		63.64%
Class C Shares
Class S Shares
ICON Natural Resources Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares
Class C Shares
Class S Shares 1,460,236.337		36.05%
ICON Natural Resources Fund	FRONTIER TRUST COMPANY FARGO, ND
Class A Shares 19,387.485		9.17%
Class C Shares
Class S Shares
ICON Natural Resources Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares
Class C Shares 4,982.662		6.41%
Class S Shares
ICON Natural Resources Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares 132,371.775		62.59%
Class C Shares
Class S Shares 744,036.784		18.37%
ICON Natural Resources Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares
Class C Shares
Class S Shares 248,455.382		6.13%
ICON Natural Resources Fund	RAYMOND JAMES & ASSOCIATES
Class A Shares
Class C Shares 5,114.328		6.58%
Class S Shares
ICON Natural Resources Fund	RAYMOND JAMES FINANCIAL ST PETERSBURG, FL
Class A Shares
Class C Shares 5,720.498		7.36%
Class S Shares

ICON Natural Resources Fund	STIFEL NICOLAUS & COMPANY, INC.
Class A Shares
Class C Shares 44,457.513		57.22%
Class S Shares
ICON Natural Resources Fund	TD AMERITRADE, INC OMAHA, NE
Class A Shares 11,801.707		5.58%
Class C Shares
Class S Shares 252,957.858		6.25%
ICON Natural Resources Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class C Shares
Class S Shares 481,486.883		11.89%
ICON Natural Resources Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 12,893.644		6.10%
Class C Shares 9,128.401		11.75%
Class S Shares 250895.218		6.19%
ICON Information Technology Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares
Class S Shares 736,256.851		21.76%
ICON Information Technology Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 35,837.613		37.57%
Class S Shares
ICON Information Technology Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares
Class S Shares 818,286.171		24.18%
ICON Information Technology Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 41,712.134		43.73%
Class S Shares
ICON Information Technology Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class S Shares 1,107,004.883		32.72%
ICON Information Technology Fund	UBS FINANCIAL SERVICES, INC. WEEHAWKEN, NJ
Class A Shares 4,766.671		5.00%
Class S Shares
ICON Healthcare Fund	CHARLES SCHWAB & CO. SAN FRANCISCO, CA
Class A Shares
Class S Shares 935,104.162		28.30%
ICON Healthcare Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 32,283.063		32.85%
Class S Shares
ICON Healthcare Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares
Class S Shares 667,930.774		20.22%

ICON Healthcare Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 33,887.837		34.48%
Class S Shares
ICON Healthcare Fund	RAYMOND JAMES FINANCIAL ST PETERSBURG, FL
Class A Shares 7,065.53		7.19%
Class S Shares
ICON Healthcare Fund	TD AMERITRADE, INC OMAHA, NE
Class A Shares
Class S Shares 330,449.14		10.00%
ICON Healthcare Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class S Shares 300,342.834		9.09%
ICON Healthcare Fund	VANGUARD MARKETING CORPORATION MALVERN, PA
Class A Shares
Class S Shares 234,355.526		7.09%
ICON Utilities Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares
Class S Shares 1,873,844.235		40.44%
ICON Utilities Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 38,854.625		6.65%
Class S Shares 294,311.773		6.35%
ICON Utilities Fund	MERRILL LYNCH JACKSONVILLE, FL
Class A Shares 282,404.862		48.30%
Class S Shares
ICON Utilities Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares 43,331.929		7.41%
Class S Shares 956,304.747		20.64%
ICON Utilities Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 33,019.46		5.65%
Class S Shares 652,140.68		14.07%
ICON Utilities Fund	TD AMERITRADE, INC OMAHA, NE
Class A Shares
Class S Shares 358,936.072		7.75%
ICON Utilities Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 100,564.124		17.20%
Class S Shares
ICON Flexible Bond Fund	CHARLES SCHWAB & CO SAN FRANCISCO, CA
Class A Shares
Class C Shares 32,879.291		5.88%
Class S Shares 3,415,970.191		19.29%
ICON Flexible Bond Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 36,732.01		5.48%
Class C Shares 69,087.037		12.35%
Class S Shares 3,121,955.794		17.63%

ICON Flexible Bond Fund	MG TRUST CO LLC DENVER, CO
Class A Shares
Class C Shares
Class S Shares 1,040,702.534		5.88%
ICON Flexible Bond Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares 96,563.494		14.42%
Class C Shares
Class S Shares 1,934,778.394		10.92%
ICON Flexible Bond Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 121,843.431		18.19%
Class C Shares
Class S Shares 1,723,870.012		9.73%
ICON Flexible Bond Fund	RAYMOND JAMES & ASSOCIATES ST PETERSBURG, FL
Class A Shares
Class C Shares 33,962.231		6.07%
Class S Shares
ICON Flexible Bond Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class C Shares
Class S Shares 2,123,623.33		11.99%
ICON Flexible Bond Fund	UBS FINANCIAL SERVICES, INC. WEEHAWKEN, NJ
Class A Shares
Class C Shares 45,098.659		8.06%
Class S Shares
ICON Flexible Bond Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares 294,836.303		44.02%
Class C Shares 290,838.398		51.98%
Class S Shares 1,515,944.86		8.56%
ICON Emerging Markets Fund	AMERIPRISE FINANCIAL SERVICES MINNEAPOLIS, MN
Class A Shares 7,321.588		5.56%
Class S Shares
ICON Emerging Markets Fund	AXOS CLEARING LLC OMAHA, NE
Class A Shares 10,061.269		7.64%
Class S Shares
ICON Emerging Markets Fund	CHARLES SCHWAB & CO. SAN FRANCISCO, CA
Class A Shares
Class S Shares 329,581.731		15.74%
ICON Emerging Markets Fund	LPL FINANCIAL CORPORATION SAN DIEGO, CA
Class A Shares 8,054.797		6.11%
Class S Shares 277,973.049		13.28%
ICON Emerging Markets Fund	MG TRUST CO LLC DENVER, CO
Class A Shares 11,773.857		8.94%
Class S Shares
ICON Emerging Markets Fund	NATIONAL FINANCIAL SVCS CORP NEW YORK, NY
Class A Shares 21,311.622		16.18%
Class S Shares 311,800.16		14.89%

ICON Emerging Markets Fund	PERSHING LLC JERSEY CITY, NJ
Class A Shares 26,440.544		20.07%
Class S Shares 175,787.425		8.40%
ICON Emerging Markets Fund	TD AMERITRADE, INC OMAHA, NE
Class A Shares
Class S Shares 140,803.557		6.72%
ICON Emerging Markets Fund	TRUST COMPANY OF AMERICA ENGLEWOOD, CO
Class A Shares
Class S Shares 452,983.778		21.63%
ICON Emerging Markets Fund	UBS FINANCIAL SERVICES, INC. WEEHAWKEN, NJ
Class A Shares 22,644.344		17.19%
Class S Shares
ICON Emerging Markets Fund	WELLS FARGO CLEARING SERVICES, LLC GLEN ALLEN, VA
Class A Shares
Class S Shares 194,114.4		9.27%

The Funds have no information regarding the beneficial owners of Fund shares through accounts with financial intermediaries.

No information is provided for the Acquiring Funds which have not yet commenced investment operations.

The following table lists the control persons of the Acquired Funds as of March 1, 2020. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

Shareholder Name and Address	Percent of Shares Held of Class
Class A Shares
None
Class C Shares
None
Class S Shares
None

The Funds have no information regarding the beneficial owners of Fund shares through accounts with financial intermediaries.

As of March 1, 2020, the officers, directors and trustees of the Acquired Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of any class of shares of the Acquired Fund.

No information is provided for the Acquiring Funds which have not yet commenced investment operations.

Multiple Shareholders in a Household. If you are a member of a household in which multiple shareholders of the Acquired Fund share the same address, and the Acquired Fund or your broker or bank (for “street name” accounts) has received consent to household material, then the Acquired Fund or your broker or bank may have sent to your household only one copy of this Combined Prospectus/Proxy Statement, unless the Acquired Fund or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Combined Prospectus/Proxy Statement, the Acquired Fund will deliver promptly a separate copy of this Combined Prospectus/Proxy Statement to you upon written or oral request.

To receive a separate copy of this Combined Prospectus/Proxy Statement, or if you would like to receive a separate copy of future information statements, prospectuses or annual reports, please contact either Fund at 1-(800) 955-9988. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact Funds at the telephone number stated above.

Voting Information. Acquired Fund shareholders may vote in one of the following ways:

•	complete and sign the enclosed proxy card and mail it to us in the prepaid return envelope (if mailed in the United States);
•	vote on the Internet at the website address listed on your proxy card;
•	call the toll-free number 800-937-5449 to reach an automated touchtone voting line; or
•	call the toll-free number 800-937-5449 to speak with a live operator Monday through Friday 9:00 AM to 10:00 PM Eastern time.

All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals.

The table below details the shares outstanding in each share class as of March 23, 2020 (“the Record Date”).

Fund Name	Class A	Class C	Class S
ICON Consumer Discretionary Fund	47,627	N/A	1,380,556
ICON Consumer Staples Fund	190,047	N/A	603,182
ICON Emerging Markets Fund	119,794	N/A	1,821,539
ICON Energy Fund	253,215	312,126	8,630,460
ICON Equity Income Fund	556,751	988,669	2,580,809
ICON Financial Fund	118,845	N/A	3,163,352
ICON Flexible Bond Fund	625,922	541,002	16,390,112
ICON Fund	415,871	423,834	1,361,428
ICON Healthcare Fund	95,130	N/A	3,259,782
ICON Industrials Fund	43,296	N/A	737,726
ICON Information Technology Fund	93,017	N/A	3,312,799
ICON Long/Short Fund	177,892	112,949	445,778
ICON Natural Resources Fund	121,173	69,976	3,781,055
ICON Opportunities Fund	N/A	N/A	1,133,907
ICON Risk-Managed Balanced Fund	171,441	1,103,110	476,651
ICON Utilities Fund	582,603	N/A	4,282,006

All shareholders of record of each Acquired Fund on the Record Date are entitled to vote at the Special Meeting on the proposals in respect of such Fund. Each shareholder is entitled to one (1) vote per share held, and fractional votes for fractional shares held, on any matter submitted to a vote at the Special Meeting.

An affirmative vote of the holders of a majority of the outstanding shares of the Acquired Fund is required for the approval of each proposal. As defined in the 1940 Act, a vote of the holders of a majority of the outstanding shares of a fund means the vote of (1) 67% or more of the voting shares of the fund present at the meeting, if the holders of more than 50% of the outstanding shares of the fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting shares of the fund, whichever is less.

Thirty-three and one-third percent (33-1/3%) of the shares of the Acquired Fund present in person or represented by proxy and entitled to vote shall constitute a quorum at the Special Meeting. Any lesser number shall be sufficient for adjournments.

If the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the proposals are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal(s). Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the SEC, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because each proposal is expected to “affect substantially” a shareholder's rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because each proposal is non-discretionary, ICON Funds does not expect to receive broker non-votes. Assuming the presence of a quorum, abstentions will have the effect of votes against a proposal. Abstentions will have no effect on the outcome of a vote on adjournment.

The Acquired Fund will vote the shares for which it receives timely voting instructions from shareholders in accordance with those instructions. Shares for which the Acquired Fund receives a proxy card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the shares “FOR” the proposals, including the Reorganization. Shares for which the Acquired Fund receives no timely voting instructions from shareholders will be voted by the Acquired Fund either “FOR” or “AGAINST” the proposals or as an abstention, in the same proportion as the shares for which shareholders have provided voting instructions to the Acquired Fund.

Right to Revoke Proxy. Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to ICON Funds, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. A prior proxy vote can also be revoked by voting the proxy at a later date through the toll-free number or the Internet address listed in the voting instructions. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

Method and Cost of Solicitation. This Proxy Statement is being sent to you in connection with the solicitation of proxies by the ICON Funds Board for use at the Special Meeting. The close of business on March 23, 2020 is the Record Date for determining the shareholders of the Acquired Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof. ICON Funds expects that the solicitation of proxies will be primarily by mail and telephone. Shelton Capital Management has retained AST Fund Solutions, Inc. (“AST”), a paid proxy solicitation firm. The agreement with AST provides for the indemnification of AST in certain circumstances and requires AST to keep certain information confidential. AST will manage the solicitation, including printing and mailing solicitation materials, as well as contacting shareholders via telephone. The Acquired Fund will bear the costs of the Special Meeting, including legal costs, and Shelton Capital Management will bear the costs of retaining AST, and other expenses incurred in connection with the solicitation of proxies. It is not anticipated that the Funds will bear any other costs based on the estimates of transfer agency, conversions costs or other costs which would in part be borne by the Funds if certain thresholds were reached.

Interest of Certain Persons in the Transaction. Shelton Capital Management will receive an annual investment advisory fee from each Acquiring Fund based on the Acquiring Fund’s average daily net assets. In addition, Shelton Capital Management also serves as the Acquiring Fund’s administrator and receives an annual administrator fee based on the SCM Trust’s assets. As a result of the Reorganization, the Acquiring Fund’s net assets will increase and, as a result, the dollar amount Shelton Capital Management receives for its services to the Acquiring Fund will also increase.

Except for with respect to the Emerging Markets Fund, ICON Advisers will receive a sub-advisory fee from Shelton Capital Management of 62% of the effective investment management fee, adjusted for any reimbursements due to agreed expense limitations, which is not higher than the current investment advisory fee it receives from the Acquired Funds.

Accounting Survivorship. Because the Acquiring Funds are all new shell series with no previous investment operations, none will be the accounting survivors of the Reorganizations. The listed Acquired Funds will be the accounting survivors of the Reorganizations:

•	ICON Long/Short Fund
•	ICON Equity Income Fund
•	ICON Financial Fund
•	ICON Natural Resources Fund
•	ICON Information Technology Fund
•	ICON Utilities Fund
•	ICON Flexible Bond Fund
•	ICON Emerging Markets Fund

Miscellaneous Information.

Other Business. The ICON Funds Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

Next Meeting of Shareholders. Each Acquired Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Acquired Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Acquired Fund will be held at such time as the ICON Funds Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by ICON Funds at its office at a reasonable time before ICON Funds begins to print and mail its proxy statement, as determined by the ICON Funds Board, to be included in the Acquired Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

Financial Highlights. The financial highlights for the Acquired Funds’ are incorporated by reference from the Annual Report to Shareholders of the Acquired Funds’ for the fiscal year ended September 30, 2019. The financial information for the Acquired Fund has been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with the Acquired Fund’s financial statements, is included in the Acquired Fund’s annual report. Each Funds’ annual report is available upon request by calling (800) 764-0442.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [______], 2020, by and among (i) SCM TRUST, a Massachusetts business trust, on behalf of the [ ] Fund (the “Acquiring Fund”), a series of SCM Trust, (ii) ICON Funds, a Massachusetts business trust (“ICON Funds”), on behalf of the ICON [ ] Fund (the “Acquired Fund”), a series of ICON Funds (SCM Trust and ICON Funds are each sometimes referred to herein as an “Investment Company” and collectively as “Investment Companies,” and the Acquiring Fund and Acquired Fund are sometimes referred to herein, collectively, as the “Funds”), (iii) CCM Partners, LP, a California limited partnership d/b/a Shelton Capital Management (“Shelton Capital Management”), solely with respect to paragraph 7. Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by the Funds, and of and by each Investment Company, as applicable, on behalf of the respective Fund, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by each Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

Each Investment Company wishes to effect the reorganization as described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will consist of the transfer of all of the Acquired Fund’s assets to the Acquiring Fund in exchange solely for shares of beneficial interest (“shares”) of Investor Class and Institutional Class shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities as described herein, and the distribution of Investor Class and Institutional Class Acquiring Fund Shares pro rata to the Acquired Fund’s shareholders in exchange for their corresponding Investor Class and Institutional Class Acquired Fund shares and in complete liquidation of the Acquired Fund, all on the terms and conditions set forth herein (the “Reorganization”).

Each Investment Company’s board of trustees (each a “Board” and collectively the “Boards”) including a majority of its members who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on each respective Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund that is a series thereof and, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

The Acquired Fund currently offers three classes of shares, Class A shares, Class C shares and Class S shares (collectively, the “Acquired Fund Shares”). The Acquiring Fund currently offers two classes of shares, Investor Class shares and Institutional Class shares. The rights, powers, privileges, and obligations of the Acquiring Fund Shares will be substantially similar to those of the Acquired Fund Shares. In the Reorganization, Acquired Fund Class A and Class C shares will be exchanged for Acquiring Fund Investor Class shares and Acquired Fund Class S shares will be exchanged for Acquiring Fund Institutional Class shares.

In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

1. PLAN OF REORGANIZATION

1.1 Subject to the requisite approval of the Acquired Fund’s shareholders and the terms and conditions set forth herein, the Acquired Fund shall assign, sell, convey, transfer, and deliver to the Acquiring Fund all of the assets of the Acquired Fund as described in paragraph 1.2 (“Assets”) free and clear of all liens, encumbrances and claims whatsoever. In exchange therefor, the Acquiring Fund shall:

(a) issue and deliver to the Acquired Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares of each class corresponding to a class of Acquired Fund Shares determined as set forth in paragraph 2.3, and

(b) assume all liabilities of the Acquired Fund as set forth in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2 The Assets of the Acquired Fund shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records – the Acquired Fund owns at the Effective Time (as defined in paragraph 3.1) and any deferred and prepaid expenses shown as assets on the Acquired Fund’s books at that time; and the Acquired Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to SCM Trust.

1.3 The Acquired Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date (as defined in paragraph 3.1). The Acquiring Fund shall assume all liabilities of the Acquired Fund not discharged prior to the Closing Date, whether known or unknown, contingent, accrued or otherwise (excluding expenses relating to the Reorganization borne by Shelton Capital Management pursuant to paragraph 7), and investment contracts entered into in accordance with the terms of its Prospectus, including options, futures, forward contracts, and swap agreements.

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund shall distribute all of the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) on a class-by-class basis to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their corresponding class of Acquired Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by SCM Trust’s transfer agent’s opening accounts on the Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto. Each Shareholder’s account shall be credited with the pro rata number of full and fractional Acquiring Fund Shares of the applicable class having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the corresponding class of Acquired Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s shareholder records. SCM Trust shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.5 Any transfer taxes payable on the issuance and transfer of the Acquiring Fund Shares in a name other than that of the registered holder on the Acquired Fund’s shareholder records of the Acquired Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.6 Any reporting responsibility of the Acquired Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.7 After the Effective Time, the Acquired Fund shall not conduct any business except in connection with the Acquired Fund’s termination or as otherwise contemplated hereby. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, the Acquired Fund shall terminate.

2. VALUATION

2.1 The value of the Assets of the Acquired Fund to be acquired, and the amount of the Acquired Fund's Liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the scheduled close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the Acquiring Fund’s valuation procedures, and as set forth in the then-current prospectus or statement of additional information of the Acquiring Fund, or such other valuation procedures as shall be mutually agreed upon by the Investment Companies (“Valuation Procedures”).

2.2 The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the Valuation Procedures.

2.3 The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in the Reorganization shall be determined by dividing the value of the net assets attributable to the corresponding class of Acquired Fund Shares determined using the same Valuation Procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share of the corresponding class determined in accordance with paragraph 2.2.

2.4 All computations of value shall be made by Ultimus Fund Solutions in accordance with the regular practices of Ultimus Fund Solutions as fund accountant for the Acquiring Fund, and shall be subject to adjustment by an amount, if any, agreed to by Ultimus Fund Solutions and UMB Fund Services, Inc., the Acquired Fund’s co-administrator.

2.5 ICON Funds and SCM Trust agree to use commercially reasonable efforts to cause their respective administrators and investment advisers to work together to resolve before the Valuation Date any material pricing differences identified between the prices of the Assets determined using the Valuation Procedures as compared to the prices of the Assets determined using the Acquired Fund’s valuation procedures.

2.6 In the event that on the Valuation Date, either: (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable as mutually determined by the parties, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3. CLOSING AND EFFECTIVE TIME

3.1 Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on April __, 2020 (the “Closing Date”), or such other date as the Investment Companies, through their duly authorized officers, may mutually agree in writing (“Effective Time”). The Closing shall be held at the offices of SCM Trust at 1875 Lawrence Street, Suite 300, Denver CO 80202 or at such other place as to which the Investment Companies agree.

3.2 ICON Funds shall cause the custodian of the Assets (“Old Custodian”) (a) to make the Acquired Fund’s portfolio securities available to SCM Trust (or to its custodian (“New Custodian”), if SCM Trust so directs), for examination, no later than five business days preceding the Effective Time and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for the Acquiring Fund’s account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, in the case of the Acquired Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash. ICON Funds shall also direct the Old Custodian to deliver at the Closing an authorized officer’s certificate (i) stating that pursuant to proper instructions provided to the Old Custodian by ICON Funds, the Old Custodian has delivered all of the Acquired Fund’s portfolio securities, cash, and other Assets to the New Custodian for the Acquiring Fund’s account, and (ii) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to SCM Trust that such information, as reflected on the Acquiring Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian.

3.3 With respect to the Acquired Fund, ICON Funds shall deliver, or shall direct its transfer agent to deliver, to SCM Trust at the Closing, an authorized officer’s certificate listing the Shareholders’ names and addresses together with the number and class of full and fractional outstanding Acquired Fund Shares each such Shareholder owns, at the Effective Time, certified by ICON Funds’ Secretary or Assistant Secretary or by its transfer agent, as applicable. SCM Trust shall direct its transfer agent to deliver to ICON Funds at or as soon as reasonably practicable after the Closing, an authorized officer’s certificate as to the opening of accounts on the Acquiring Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to ICON Funds that the Acquiring Fund Shares to be credited to the Acquired Fund at the Effective Time have been credited to the Acquired Fund’s account on those records.

3.4 ICON Funds shall deliver to SCM Trust and to Shelton Capital Management within five days before the Closing, an authorized officer’s certificate listing each security, by name of issuer and number of shares that is being carried on Acquired Fund’s books at an estimated fair market value provided by an authorized pricing vendor for the Acquired Fund.

3.5 At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, opinions, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

4. REPRESENTATIONS AND WARRANTIES

4.1 ICON Funds, on the Acquired Fund’s behalf, represents and warrants to SCM Trust, on the Acquiring Fund’s behalf, as follows:

(a) ICON Funds (1) is a Massachusetts business trust that is duly created, validly existing, and in good standing under the laws of Massachusetts, (2) is duly registered under the 1940 Act as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) The Acquired Fund is a duly established and designated series of ICON Funds;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of ICON Funds’ Board; and this Agreement constitutes a valid and legally binding obligation of ICON Funds, with respect to the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted as to resale by their terms); and on delivery and payment for the Assets, SCM Trust, on the Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”) (except securities that are restricted as to resale by their terms);

(e) ICON Funds, with respect to the Acquired Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of ICON Funds’ Amended and Restated Master Trust dated effective as of January 21, 2012, as amended(“ICON Funds Declaration”) or By-Laws, or any material agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which ICON Funds, on the Acquired Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which ICON Funds, on the Acquired Fund’s behalf, is a party or by which it is bound;

(f) At or before the Effective Time, either (1) all material contracts and other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or the Acquiring Fund’s assumption of any Liabilities of the Acquired Fund thereunder will be made, without either Fund incurring any penalty with respect thereto and without diminishing or releasing any rights ICON Funds may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g) Except for the SEC Examination Letter dated November 21, 2019 of ICON Funds, no litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to ICON Funds’ knowledge, threatened against ICON Funds involving the Acquired Fund or any properties or assets attributable or allocable to the Acquired Fund, that, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business; and ICON Funds, on the Acquired Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects the Acquired Fund’s business or ICON Funds’ ability to consummate the transactions contemplated hereby;

(h) The Acquired Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the period ended September 30, 2019 are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”), and those Statements (copies of which ICON Funds has furnished to SCM Trust), present fairly, in all material respects, the Acquired Fund’s financial condition at the date thereof in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of the Acquired Fund required to be reflected on its balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not reflected therein;

(i) Since September 30, 2019, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date that indebtedness was incurred (except indebtedness incurred in connection with certain investment contracts, including options, futures, forward contracts, and swap agreements); for purposes of this subparagraph, a decline in NAV per Acquired Fund Share due to declines in market values of securities the Acquired Fund holds, the discharge of the Liabilities, or the redemption of the Acquired Fund Shares by shareholders shall not constitute a material adverse change;

(j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and the Acquired Fund has not at any time since its inception been liable for any material income or excise tax pursuant to section 852 or 4982 of the Code that has not been paid; and to the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Acquired Fund;

(k) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund: (i) has qualified or will qualify (in the case of the short taxable year ending on the Closing Date), to be treated as a “regulated investment company” under the Code (a “RIC”); (ii) has been eligible (or in the case of the short taxable year ending on the Closing Date, will be eligible) to compute and has computed its federal income tax under section 852 of the Code; (iii) has satisfied (or in the case of the short taxable year ending on the Closing Date will have satisfied) the diversification requirements of Section 851(b)(3) of the Code; and (iv) has been, and will be (in the case of the short taxable year ending on the Closing Date), treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code;

(l) Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund has withheld all material amounts required to have been withheld in respect of its dividends and other distributions; has paid to the proper taxing authority all taxes required to have been withheld and so paid in respect of its dividends and other distributions; and is not currently liable for any material penalties with respect to such reporting and withholding requirements;

(m) The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, other than waivers, extensions or comparable consents stemming from extensions on the due dates for filing tax returns;

(n) The Acquired Fund does not own any “converted property” (as that term is used in Treasury Regulation section 1.337(d)-7(a)) that is subject to the rules of section 1374 of the Code as a consequence of the application of section 337(d)(1) of the Code and Treasury Regulations thereunder;

(o) Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a transaction that qualified as reorganization under section 368(a) of the Code;

(p) [Reserved.]

(q) All issued and outstanding shares of the Acquired Fund are, and at the Effective Time will be, validly issued, fully paid, and non-assessable by the Acquired Fund; all issued and outstanding shares of the Acquired Fund will, at the Effective Time, be held by the persons and in the amounts set forth on the Acquired Fund’s shareholder records, as provided in paragraph 3.3; and the Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, nor are there outstanding any securities convertible into any Acquired Fund Shares;

(r) The Acquired Fund’s current prospectus and statement of additional information, (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) as supplemented by any supplement thereto dated prior to or at the Effective Time, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(s) The information to be furnished by ICON Funds, with respect to the Acquired Fund, for use in no-action letters, applications for orders, the Registration Statement (as defined in paragraph 4.3(a)), proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and such information furnished by ICON Funds shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, on the effective date of the Registration Statement, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 5.1);

(t) To the personal knowledge of the officers of ICON Funds, the Acquired Fund’s investment operations have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund’s prospectus, except as previously disclosed in writing to SCM Trust; and

(u) The Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

4.2 SCM Trust, on the Acquiring Fund’s behalf, represents and warrants to ICON Funds, on the Acquired Fund’s behalf, as follows:

(a) SCM Trust (1) is a Massachusetts business trust that is duly created, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, (2) is duly registered under the 1940 Act as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b) The Acquiring Fund is a duly established and designated series of SCM Trust;

(c) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of SCM Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of SCM Trust, with respect to the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d) All issued and outstanding shares of the Acquiring Fund are, and at the Effective Time will be, validly issued, fully paid, and non-assessable by SCM Trust; and before the Closing, there will be no (1) options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, or (2) securities convertible into any Acquiring Fund Shares;

(e) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f) SCM Trust, with respect to the Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of SCM Trust’s Amended and Restated Declaration of Trust dated October 10, 2011 (“SCM Trust Declaration”) or By Laws, or any Undertaking to which SCM Trust, on the Acquiring Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which SCM Trust, on the Acquiring Fund’s behalf, is a party or by which it is bound;

(g) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to SCM Trust’s knowledge, threatened against SCM Trust with respect to the Acquiring Fund or any of its properties or assets attributable or allocable to the Acquiring Fund, that, if adversely determined, would materially and adversely affect SCM Trust’s financial condition or the conduct of its business; and SCM Trust, on the Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects SCM Trust’s business or SCM Trust’s ability to consummate the transactions contemplated hereby;

(h) The Acquiring Fund’s audited Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets at and for the period ended December 31, 2019, are in accordance with GAAP, and those Statements (copies of which SCM Trust has furnished to ICON Funds), present fairly, in all material respects, the Acquiring Fund’s financial condition at the date thereof in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on its balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i) Since December 31, 2019, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness was incurred (except indebtedness incurred in connection with certain investment contracts, including options, futures, forward contracts, and swap agreements); for purposes of this subparagraph, a decline in NAV per Acquiring Fund Share due to declines in market values of securities the Acquiring Fund holds, the discharge of the Acquiring Fund’s liabilities, or the redemption of Acquiring Fund Shares by shareholders shall not constitute a material adverse change;

(j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and the Acquiring Fund has not at any time since its inception been liable for any material income or excise tax pursuant to section 852 or 4982 of the Code that has not been paid, and to the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Acquiring Fund;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund: (i) has qualified or will qualify (in the case of the taxable year that includes the Closing Date) and intends to continue to qualify for taxation as a RIC under the Code; (ii) has been eligible to compute and has computed its federal income tax under section 852 of the Code, and will do so for the taxable year that includes the Closing Date; (iii) has satisfied (or in the case of the taxable year including the Closing Date, will satisfy) the diversification requirements of Section 851(b)(3) of the Code; and (iv) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code;

(l) Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund has withheld all material amounts required to have been withheld in respect of its dividends and other distributions; has paid to the proper taxing authority all taxes required to have been withheld and so paid in respect of its dividends and other distributions; and is not currently liable for any material penalties with respect to such reporting and withholding requirements;

(m) The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, other than waivers, extensions or comparable consents stemming from extensions on the due dates for filing tax returns;

(n) The Acquiring Fund does not own any “converted property” (as that term is used in Treasury Regulation section 1.337(d)-7(a)) that is subject to the rules of section 1374 of the Code as a consequence of the application of section 337(d)(1) of the Code and Treasury Regulations thereunder;

(o) Except as otherwise disclosed to the Acquired Fund, the Acquiring Fund has not previously been a party to a transaction that qualified as reorganization under section 368(a) of the Code;

(p) [Reserved.]

(q) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time, have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws, and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares and will be fully paid and non-assessable by SCM Trust;

(r) The Acquiring Fund’s current prospectus and statement of additional information, (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) as supplemented by any supplement thereto dated prior to or at the Effective Time, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(s) The information to be furnished by SCM Trust for use in no-action letters, applications for orders, the Registration Statement (as defined in paragraph 4.3(a)), proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and such information furnished by SCM Trust shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading on the effective date of the Registration Statement, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 5.1); and

(t) To the personal knowledge of the officers of SCM Trust, the Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund’s prospectus, except as previously disclosed in writing to ICON Funds.

(u) The Acquiring Fund has not yet commenced operations and will not do so before Closing. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of SCM Trust created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Acquired Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except nominal shares issued in a private placement to Shelton Capital Management or its affiliate to secure any required initial shareholder approvals.

4.3 Each Investment Company, on its respective Fund’s behalf, represents and warrants to the other Investment Company, on its respective Fund’s behalf, as follows:

(a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, Massachusetts law, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on the respective Fund’s behalf, except for (1) SCM Trust’s filing with the Commission of a combination proxy statement/prospectus on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any amendment thereto (“Registration Statement”), and the effectiveness of the Registration Statement, and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Shareholders at the Shareholders Meeting;

(b) The fair market value of the Acquiring Fund Shares each Shareholder receives will be equal to the fair market value of the corresponding Acquired Fund Shares it actually or constructively surrenders in exchange therefor;

(c) The Shareholders will be responsible for their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and the Liabilities to which the Assets are subject;

(e) None of the compensation received by any Shareholder who or that is an employee of or service provider to the Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(f) Except as provided for in Section 7, no expenses incurred by the Acquired Fund or on its behalf, in connection with the Reorganization will be paid or assumed by the Acquiring Fund, Shelton Capital Management, or any other third party, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than the Acquiring Fund Shares will be transferred to the Acquired Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

5. COVENANTS

5.1 ICON Funds covenants to call a meeting of the Acquired Fund’s shareholders to consider and act on this Agreement and to take all other action necessary to seek approval of the transactions contemplated hereby (“Shareholders Meeting”).

5.2 ICON Funds covenants that it will assist SCM Trust in obtaining information SCM Trust reasonably requests concerning the beneficial ownership of the Acquired Fund Shares, subject to confidentiality agreements between the parties.

5.3 ICON Funds covenants that it will turn over its books and records pertaining to the Acquired Fund (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to SCM Trust at the Closing.

5.4 SCM Trust will prepare and file the Registration Statement with the SEC. ICON Funds covenants to cooperate with SCM Trust with SCM Trust’s preparation of the Registration Statement in compliance with applicable federal and state securities laws.

5.5 Each Investment Company covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) SCM Trust, on the Acquiring Fund’s behalf, title to and possession of all the Assets, and (b) ICON Funds, on the Acquired Fund’s behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.6 SCM Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue the Acquiring Fund’s operations after the Effective Time.

5.7 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.8 Each Investment Company will operate its businesses in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business may include customary dividends and distributions and shareholder purchases and redemptions.

5.9 (a) The Acquiring Fund (solely out of the Acquiring Fund’s assets and property, including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquired Fund and the Acquired Fund’s Trustees and officers (collectively, “Acquired Fund Indemnified Persons”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund or any Acquired Fund Indemnified Persons may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

(b) The Acquired Fund (solely out of the Acquired Fund’s assets and property, including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquiring Fund and the Acquiring Fund’s Trustees and officers (collectively, “Acquiring Fund Indemnified Persons”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any Acquiring Fund Indemnified Persons may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

5.10 The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the SCM Trust, ICON Funds, the Acquired Fund, or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement. The parties hereto agree to report the Reorganization as a reorganization qualifying under Code Section 368(a).

6. CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in the Acquiring Fund’s name by SCM Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Acquired Fund’s name by ICON Funds’ President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

6.3 This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by the shareholders of the Acquired Fund at the Shareholders Meeting. The Board of each Investment Company, including a majority of the Non-Interested Persons, shall have determined that participation in the Reorganization is in the best interests of the respective Fund and that the interests of the existing shareholders of the respective Fund will not be diluted as a result of the Reorganization.

6.4 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to SCM Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on any Fund’s assets or properties.

6.5 At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby.

6.6 SCM Trust, on behalf of the Acquiring Fund, shall have executed and delivered to ICON Funds an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Liabilities of the Acquired Fund not discharged prior to the Closing Date in accordance with Section 1.3 of this Agreement.

6.7 ICON Funds shall have duly executed and delivered to SCM Trust such bills of sale, assignments, certificates and other instruments of transfer as may be necessary or desirable to transfer all right, title and interest of the Acquired Fund in and to the Assets.

6.8 The Acquiring Fund and the Acquired Fund shall have received an opinion from Davis Graham & Stubbs LLP (“Counsel”), substantially to the effect that, for federal income tax purposes:

(a) the acquisition by the Acquiring Fund of all of the Assets in exchange solely for the Acquiring Fund Shares and the assumption of the Liabilities by the Acquiring Fund, followed by the distribution of the Acquiring Fund Shares to the Shareholders in exchange for their Acquired Fund Shares in complete liquidation and termination of the Acquired Fund will constitute a reorganization under section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be considered a “party to “reorganization” within the meaning of section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquired Fund on the transfer of the Assets in exchange for shares of the Acquiring Fund or the assumption by the Acquiring Fund of the Liabilities, or upon the distribution of the Acquiring Fund Shares to the Shareholders in complete liquidation of the Acquired Fund, except for (A) any gain or loss recognized on (1) “section 1256 contracts” as defined in section 1256(b) of the Code or (2) the transfer of stock in a “passive foreign investment company” as defined in section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (1) as a result of the closing of the tax year of the Acquired Fund, or (2) upon the transfer of an asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

(c) the tax basis of the Assets will be the same to the Acquiring Fund as the tax basis of such Assets to the Acquired Fund immediately prior to the Reorganization, except that the Acquiring Fund’s tax basis will be increased by any gain recognized by the Acquired Fund in the Reorganization, and the holding period of each Asset in the hands of the Acquiring Fund will include the period during which such Asset was held by the Acquired Fund, except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period;

(d) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities;

(e) no gain or loss will be recognized by the Shareholders upon the receipt of the Acquiring Fund Shares by such Shareholders in exchange for their Acquired Fund Shares;

(f) the aggregate tax basis of the Acquiring Fund Shares, including any fractional shares, received by each Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares, including fractional shares, received by each Shareholder will include the period during which the Acquired Fund Shares exchanged were held by such Shareholder, provided such Acquired Fund Shares are held as capital assets at the time of the Reorganization; and

(g) the Acquiring Fund will succeed to the tax attributes of the Acquired Fund that are described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381 through 384 of the Code and the regulations thereunder.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on the Acquired Fund or the Acquiring Fund with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction, or (3) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on customary assumptions and upon the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement. The delivery of such opinion is conditioned upon receipt by Counsel of representations it shall request of ICON Funds and SCM Trust.

6.9 The Acquired Fund shall have declared a dividend prior to the Closing, which together with all previous dividends, will have the effect of distributing to the Shareholders all of the Acquired Fund’s investment company taxable income (within the meaning of section 852(b)(2) of the Code, computed without regard to the deduction for dividends paid), if any, plus any excess of its interest excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ending on the Closing Date, and all of the Acquired Fund’s net capital gain (as defined in section 1222(11) of the Code) that has not previously been distributed (or deemed distributed), if any, for the avoidance of doubt after reduction for any usable capital loss carryforwards, recognized in all periods up to and including the Closing Date.

6.10 At any time before the Closing, either Investment Company may waive the performance by the other Investment Company of any of the foregoing conditions (except those set forth in paragraphs 6.1, 6.4, 6.6 and 6.8) if, in the judgment of its Board, such waiver will not have a material adverse effect on the respective Fund’s shareholders’ interests.

7. EXPENSES

7.1 Shelton Capital Management shall pay the Reorganization Expenses. The Reorganization Expenses include: (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the Registration Statement, and printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials; (2) Acquiring Fund transfer agent conversion costs; (3) Acquired Fund transfer agent conversion costs not to exceed $75,000 in total costs in respect of this Reorganization and all other fund reorganizations of ICON Funds series into SCM Trust; and; (4) proxy solicitation costs. The Acquiring Fund shall remain liable for the expenses, as described above, in the event this Agreement is terminated pursuant to Sections 9.1(c) or 9.2 below. Notwithstanding the foregoing, expenses shall be paid by the Acquired Fund directly if and to the extent that the payment thereof by another person would result in the Acquired Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

7.2. If this Agreement is terminated otherwise than pursuant to Sections 9.1(c) or 9.2, then the Reorganization Expenses described in Section 7.1 shall be paid as follows:

(a) by the breaching Investment Company if terminated by the non-breaching Investment Company pursuant to Section 9.1(a);

(b) by the terminating Investment Company if terminated pursuant to Section 9.1(b) if the condition not being met to its obligations was reasonably under the control of such Investment Company, its Board of Trustees or its current investment adviser; and otherwise as agreed by the parties;

(c) by the terminating Investment Company if terminated pursuant to Section 9.1(d); and

(d) by ICON Funds if terminated pursuant to Section 9.3.

8. ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing, other than those to be performed after the Closing and the indemnification obligations under paragraph 5.9.

9. TERMINATION

This Agreement may be terminated at any time at or before the Closing:

9.1 By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing if not cured within 30 days or, in the sole discretion of the non-breaching Investment Company’s Board, prior to the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) its Board determines that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto; or

9.2 By the mutual agreement of the Investment Companies.

9.3 By either Investment Company, in the event that the Acquired Fund does not receive the requisite shareholder approval of the Reorganization.

Other than as provided in Section 7.2, in the event of termination under paragraphs 9.1(b), (c) or (d), neither Investment Company (nor its trustees, directors, officers, shareholders, agents or employees) shall have any liability to the other Investment Company.

10. AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding the Shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests. No subsequent amendments, modifications, or supplements to this Agreement will alter the obligations of the parties with respect to paragraph 7 without their express agreement thereto.

11. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

12. MISCELLANEOUS

12.1 This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

12.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than SCM Trust, on the Acquiring Fund’s behalf, or ICON Funds, on the Acquired Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

12.3 Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, agents or employees or series other than the respective Fund but are only binding on and enforceable against its property attributable to and held for the benefit of the respective Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or the respective Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, shareholders, agents or employees.

12.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by the Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

13. CONFIDENTIALITY

Each Fund agrees to treat confidentially and as proprietary information of the other Fund all records and other information, including any information relating to portfolio holdings, of such other Fund and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by such other Fund (which approval shall not be withheld if the disclosing Fund would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), a Fund may disclose such records and/or information as so approved.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

SCM TRUST, on behalf of the Shelton International Select Equity Fund

By:
Name:	Stephen C. Rogers
Title:	Chairman and President

ICON Funds on behalf of the ICON International Fund

By:
Name:	Craig T. Callahan
Title:	Chairman

Solely for purposes of paragraph 7,
CCM PARTNERS, LP d/b/a SHELTON CAPITAL MANAGEMENT

By:
Name:	Stephen C. Rogers
Title:	Chief Executive Officer

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF THE

ICON Fund	ICON Energy Fund
ICON Long/Short Fund	ICON Industrials Fund
ICON Opportunities Fund	ICON Natural Resources Fund
ICON Equity Income Fund	ICON Information Technology Fund
ICON Risk-Managed Balanced Fund	ICON Healthcare Fund
ICON Consumer Discretionary Fund	ICON Utilities Fund
ICON Consumer Staples Fund	ICON Flexible Bond Fund
ICON Financial Fund	ICON Emerging Markets Fund

Each a series of ICON Funds

5299 DTC Blvd, Suite 1200

Greenwood Village, CO 80111

BY AND IN EXCHANGE FOR

INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES OF THE

ICON Fund	ICON Health and Information Technology Fund
ICON Equity Income Fund	ICON Utilities and Income Fund
ICON Consumer Select Fund	ICON Flexible Bond Fund
ICON Natural Resources Fund	Shelton Emerging Markets Fund

Each a series of SCM Trust

1875 Lawrence Street, Suite 300

Denver, CO 80202-1805

1 (800) 955-9988

April __, 2020

This Statement of Additional Information (“SAI”), relates specifically to the shares of ICON Equity Fund, ICON Equity Income Fund, ICON Consumer Select Fund, ICON Natural Resources Fund, ICON Health and Information Technology Fund, ICON Utilities and Income Fund, ICON Flexible Bond Fund, and Shelton Emerging Markets Fund (each, an “Acquiring Fund”) to be issued pursuant to an Agreements and Plan of Reorganization, dated February 11, 2020, whereby the various series of ICON Funds (each, an “Acquired Fund”), will merge with and into a corresponding Acquiring Fund as shown in the table below. This SAI does not constitute a prospectus. This SAI does not contain all the information that a Shareholder should consider before voting on the proposal contained in the combined Prospectus/Proxy Statement, and, therefore, should be read in conjunction with the related combined Prospectus/Proxy Statement dated April __, 2020. A copy of the combined Prospectus/Proxy Statement may be obtained without charge by calling 1 (800) 955-9988. Please retain this document for future reference.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED April __, 2020

The SEC has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

I.	General Information	95
II.	Pro Forma Financial Information	96
I.	General Information

Current Acquired Funds of ICON Funds	Corresponding Acquiring Funds of SCM Trust
ICON Fund	ICON Equity Fund
ICON Long/Short Fund	ICON Equity Fund
ICON Opportunities Fund	ICON Equity Fund
ICON Equity Income Fund	ICON Equity Income Fund
ICON Risk-Managed Balanced Fund	ICON Equity Income Fund
ICON Consumer Discretionary Fund	ICON Consumer Select Fund
ICON Consumer Staples Fund	ICON Consumer Select Fund
ICON Financial Fund	ICON Consumer Select Fund
ICON Energy Fund	ICON Natural Resources Fund
ICON Industrials Fund	ICON Natural Resources Fund
ICON Natural Resources Fund	ICON Natural Resources Fund
ICON Information Technology Fund	ICON Health and Information Technology Fund
ICON Healthcare Fund	ICON Health and Information Technology Fund
ICON Utilities Fund	ICON Utilities and Income Fund
ICON Flexible Bond Fund
ICON Emerging Markets Fund	Shelton Emerging Markets Fund

This Statement of Additional Information (“Merger SAI”) relates to the proposed reorganization of various series listed in the left column of the table above (each, an “Acquired Fund”), of ICON Funds (“ICON Funds”), into corresponding series listed in the right column of the table above of (each, an “Acquiring Fund”) of SCM Trust (the “Reorganization”). The Acquired Funds and the Acquiring Funds are collectively referred to herein as the “Funds.”

Further information about each Acquired Fund and each Acquiring Fund is contained in and incorporated by reference to the Acquired Funds’ Statement of Additional Information dated January 24, 2020, and to the Acquiring Funds’ Statements of Additional Information dated April __, 2020, respectively, as each may be amended and/or supplemented from time to time. Management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for each Acquired Fund is contained in the Acquired Fund’s Annual Report for the fiscal year ended September 30, 2019 and is incorporated in this Statement of Additional Information by reference. No other parts of any Acquired Fund’s Annual Report are incorporated by reference in this Statement of Additional Information. The Acquiring Funds have not yet commenced investment operations.

This Merger SAI contains information which may be of interest to shareholders of each Acquired Fund, but which is not included in the Combined Prospectus/Proxy Statement dated April __, 2020 which relates to the Reorganization. As described in the Combined Prospectus/Proxy Statement, each Reorganization involves: (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (a) shares of each class of the Acquiring Fund corresponding to an outstanding class of shares of the Acquired Fund with an aggregate net asset value equal to the aggregate net asset value of the corresponding class of shares of the Acquired Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund, followed by (ii) the liquidating distribution by the Acquired Fund to its shareholders of the shares of each class of the Acquiring Fund corresponding to an outstanding class of shares of the Acquired Fund in proportion to the shareholders’ respective holdings of shares of the corresponding class of the Acquired Fund. This Merger SAI is not a prospectus and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Funds at 1875 Lawrence Street, Suite 300, Denver, CO 80202-1805, or by calling toll-free 1 (800) 955-9988.

This Merger SAI consists of the following documents, each of which is incorporated by reference herein, as well as the pro forma financial information set forth below

•	Prospectuses of the Acquired Funds dated January 24, 2020 (File Nos. 333-14927; 811-7883)( SEC Accession No. 0001387131-20-000496);
•	Prospectuses of the Acquiring Funds dated April __, 2020, filed on February __, 2020 (File Nos. 333-176060; 811-05617) (SEC Accession No.).
•	Statements of Additional Information of the Acquired Funds dated January 24, 2020 (File Nos. 333-14927; 811-7883)( SEC Accession No. 0001387131-20-000496)
•	Statements of Additional Information of the Acquiring Funds dated April __, 2020, filed on February __, 2020 (File Nos. 333-176060; 811-05617) (SEC Accession No.).
•	Annual Report to Shareholders of the Acquired Fund for the fiscal year ended September 30, 2019, filed on December 4, 2019 (File Nos. 333-14927; 811-7883) (SEC Accession No. 0001387131-19-009337).

II. Pro Forma Financial Information

Set forth below is pro forma financial information demonstrating the effect of the Reorganizations on the Funds.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Acquired Fund and the Acquiring Fund, each as identified below for the 12-month period ended September 30, 2019. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of each Acquired Fund, which are available in each Funds’ Annual and Semi-Annual Reports to Shareholders.

The Acquiring Funds have not yet commenced investment operations and therefore have no historical financial information. No pro forma information is provided for the ICON Utilities and Income Fund, ICON Flexible Bond Fund and Shelton Emerging Markets Fund Reorganizations because in those instances a single existing Acquired Fund is reorganizing into a new Acquiring Fund with no previous investment operations. Because the Reorganizations are not dependent or contingent on each other, combinations of Acquired Funds different than those show below could occur.

Financials

ICON Equity Fund - Schedule of Investments as of September 30, 2019

	ICON Long/Short Fund		ICON Fund		ICON Opportunities Fund		ICON Equity Fund (unaudited)*
Security Description	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Common Stock
Communication Services
Discovery Communications Inc. - Class A(a),(b)	17,700	$471,351	-	$-	-	$-	17,700	$471,351

Consumer Discretionary
Aaron's, Inc.	-	-	-	-	11,700	751,842	11,700	751,842
Brunswick Corp.	-	-	-	-	12,600	656,712	12,600	656,712
Dollar General Corp.	6,400	1,017,216	7,700	1,223,838	-	-	14,100	2,241,054
Dollar Tree, Inc.(a)	8,700	993,192	10,900	1,244,344	-	-	19,600	2,237,536
Expedia, Inc.	-	-	8,687	1,167,620	-	-	8,687	1,167,620
Five Below, Inc.	-	-	-	-	7,000	882,700	7,000	882,700
Home Depot, Inc.	-	-	4,500	1,044,090	-	-	4,500	1,044,090
KB Home	-	-	-	-	25,500	867,000	25,500	867,000
LGI Homes, Inc.(a)	-	-	-	-	14,100	1,174,812	14,100	1,174,812
Magna International, Inc.	7,500	399,975	22,200	1,183,926	29,700	1,583,901
Monarch Casino & Resort, Inc.(a)	-	-	-	-	12,100	504,449	12,100	504,449
NIKE, Inc. - Class B	7,700	723,184	15,700	1,474,544	-	-	23,400	2,197,728
Royal Caribbean Cruises, Ltd.	7,100	769,143	11,500	1,245,795	-	-	18,600	2,014,938
Ulta Beauty, Inc.(a)	-	-	3,700	927,405	-	-	3,700	927,405
		3,902,710		9,511,562		4,837,515		18,251,787

Energy
CVR Energy, Inc.	-	-	-	-	7,700	339,031	7,700	339,031
Baker Hughes a GE Co.	18,502	429,247	-	-	-	-	18,502	429,247
Diamondback Energy, Inc.	-	-	6,600	593,406	-	-	6,600	593,406
Marathon Petroleum Corp.	7,500	455,625	15,800	959,850	-	-	23,300	1,415,475
Parsley Energy, Inc. - Class A	24,500	411,600	-	-	-	-	24,500	411,600
Pioneer Natural Resources Co.	-	-	5,604	704,815	-	-	5,604	704,815
		1,296,472		2,258,071		339,031		3,893,574

Financials
Arthur J Gallagher & Co.	6,800	609,076	-	-	-	-	6,800	609,076
Axos Financial, Inc.(a)	-	-	-	-	28,600	790,790	28,600	790,790
Bank of America Corp.	40,200	1,172,634	144,978	4,229,008	-	-	185,178	5,401,642
Essent Group, Ltd.	-	-	-	-	15,800	753,186	15,800	753,186
First Midwest Bancorp, Inc.	-	-	-	-	28,127	547,914	28,127	547,914
JPMorgan Chase & Co.	4,800	564,912	12,200	1,435,818	-	-	17,000	2,000,730
KeyCorp	-	-	26,400	470,976	-	-	26,400	470,976
Signature Bank	6,000	715,320	16,300	1,943,286	-	-	22,300	2,658,606
SVB Financial Group(a)	2,900	605,955	8,500	1,776,075	-	-	11,400	2,382,030
Voya Financial, Inc.	16,300	887,372	-	-	-	-	16,300	887,372
		4,555,269		9,855,163		2,091,890		16,502,322

Health Care
Alexion Pharmaceuticals, Inc.(a)	-	-	11,609	1,136,986	-	-	11,609	1,136,986
Jazz Pharmaceuticals PLC(a)	-	-	5,700	730,398	-	-	5,700	730,398
		-		1,867,384		-		1,867,384

Industrials
Alamo Group, Inc.	-	-	-	-	4,700	553,284	4,700	553,284
Albany International Corp. - Class A	-	-	-	-	4,900	441,784	4,900	441,784
Altra Industrial Motion Corp.	-	-	-	-	15,400	426,503	15,400	426,503
Armstrong World Industries, Inc.	-	-	-	-	9,600	928,320	9,600	928,320
Canadian Pacific Railway, Ltd.	-	-	5,303	1,179,705	-	-	5,303	1,179,705
Chart Industries, Inc.(a)	-	-	-	-	6,100	380,396	6,100	380,396
Continental Building Products, Inc.(a)	-	-	-	-	18,400	502,136	18,400	502,136
CSX Corp.	12,700	879,729	-	-	-	-	12,700	879,729
FedEx Corp.	4,100	596,837	-	-	-	-	4,100	596,837
Forward Air Corp.	-	-	-	-	9,200	586,224	9,200	586,224
Herman Miller, Inc.	-	-	-	-	12,800	589,952	12,800	589,952
Kansas City Southern	5,800	771,458	-	-	-	-	5,800	771,458
L3Harris Technologies, Inc.	2,300	479,872	7,600	1,585,664	-	-	9,900	2,065,536
Masco Corp.	19,100	796,088	39,000	1,625,520	-	-	58,100	2,421,608
Northrop Grumman Corp.	-	-	4,900	1,836,471	-	-	4,900	1,836,471
Patrick Industries, Inc.(a)	-	-	-	-	9,200	394,496	9,200	394,496
United Rentals, Inc.(a)	2,700	336,528	-	-	-	-	2,700	336,528
		3,860,512		6,227,360		4,803,095		14,890,967

Information Technology
Adobe, Inc.(a)	2,100	580,125	4,700	1,298,375	-	-	6,800	1,878,500
Cabot Microelectronics Corp.	-	-	-	-	4,800	677,808	4,800	677,808
Diodes, Inc.(a)	-	-	-	-	18,813	755,342	18,813	755,342
Ebix, Inc.(b)	-	-	-	-	11,400	479,940	11,400	479,940
EPAM Systems, Inc.(a)	3,400	619,888	-	-	-	-	3,400	619,888
Euronet Worldwide, Inc.	3,561	520,974	-	-	-	-	3,561	520,974
Extreme Networks, Inc.(a)	-	-	-	-	41,600	302,640	41,600	302,640
Global Payments, Inc.	2,700	429,300	14,663	2,331,387	-	-	17,363	2,760,687
Mastercard, Inc. - Class A	5,700	1,547,949	-	-	-	-	5,700	1,547,949
Methode Electronics, Inc.	-	-	-	-	19,400	652,616	19,400	652,616
NXP Semiconductors NV	-	-	12,900	1,407,648	-	-	12,900	1,407,648
Perficient, Inc.(a)	-	-	-	-	2,400	92,592	2,400	92,592
Qorvo, Inc.(a)	6,300	467,082	20,300	1,505,042	-	-	26,600	1,972,124
ServiceNow, Inc.(a)	1,600	406,160	-	-	-	-	1,600	406,160
Skyworks Solutions, Inc.	3,656	289,738	28,100	2,226,925	-	-	31,756	2,516,663
Super Micro Computer, Inc.(a)	-	-	-	-	36,000	691,200	36,000	691,200
		4,861,216		8,769,377		3,652,138		17,282,731

Materials
Carpenter Technology Corp.	-	-	-	-	7,400	382,284	7,400	382,284
Eagle Materials, Inc.	6,700	603,067	7,100	639,071	-	-	13,800	1,242,138
Ferro Corp.(a)	-	-	-	-	19,600	232,456	19,600	232,456
Martin Marietta Materials, Inc.	2,400	657,840	8,900	2,439,490	-	-	11,300	3,097,330
		1,260,907		3,078,561		614,740		4,954,208

Total Common Stocks		20,208,437		41,567,478		16,338,409		78,114,324

Exchange Traded Funds
Direxion Daily S&P 500 Bull 3X(b)	5,926	309,989	12,168	636,508	-	-	18,094	946,497
Direxion Daily Small Cap Bull 3X Shares(b)	-	-	-	-	3,800	211,546	3,800	211,546
Total Exchange Traded Funds		309,989		636,508		211,546		1,158,043

Collateral for Securities on Loan
State Street Navigator Securities Lending Government Money Market Portfolio,
7-Day Yield 2.09%	1,055	1,055	511,675	511,675	173,825	173,825	686,555	686,555

Total Investments		$20,519,481		$42,715,661		$16,723,780		$79,958,922

*	The investments held by each Acquired Fund as of September 30, 2019 fall within the investment restrictions and investment guidelines of the corresponding Acquiring Fund, and therefore sales of portfolio securities in connection with the Reorganization are not anticipated. Changes in portfolio investments may occur in the ordinary course of investing and in accordance with the each Acquired Fund’s investment strategies and limitations, and in light of market developments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of September 30, 2019.

ICON Equity Fund - Statement of Assets and Liabilities as of September 30, 2019

	ICON Long/Short Fund	ICON Fund	ICON Opportunities Fund	Pro Forma Adjustments (unaudited)		ICON Equity Fund (unaudited)
Assets
Investments, at cost	$16,909,461	$32,474,215	$14,863,367	$-		$64,247,043
Investments, at value(a)	20,519,481	42,715,661	16,723,780	-		79,958,922
Cash and cash equivalents	23,187	455,271	-	-		478,458
Receivables:
Fund shares sold	6,921	2,014	69	-		9,004
Expense reimbursements due from
Adviser	16,172	7,911	4,952	-		29,035
Interest	6	148	17	-		171
Dividends	10,291	18,372	10,535	-		39,198
Other Assets	9,035	8,145	7,953	-		25,133
Total Assets	20,585,093	43,207,522	16,747,306	-		80,539,921

Liabilities
Payables
Payable for collateral received on
securities loaned	1,055	511,675	173,825	-		686,555
Payable due to custodian	-	-	4,805	-		4,805
Fund shares redeemed	-	1,680	963	-		2,643
Advisory fees	14,475	26,210	10,109	-		50,794
Transfer agent fees	15,199	25,635	12,212	-		53,046
Fund accounting fees	2,677	4,492	2,593	-		9,762
Accrued distribution fees	3,380	7,888	-	-		11,268
Trustee fees and expenses	698	1,437	545	-		2,680
Administration fees	851	1,746	674	-		3,271
Accrued expenses	26,694	29,052	24,518	-		80,264
Total liabilities	65,029	609,815	230,244	-		905,088

Net Assets	$20,520,064	$42,597,707	$16,517,062	$-		$79,634,833

Net Assets Consists of
Paid-in Capital	16,208,465	30,173,344	15,876,540	-		62,258,349
Distributable earnings/(loss)	4,311,599	12,424,363	640,522	-		17,376,484
Net Assets	$20,520,064	$42,597,707	$16,517,062	$-		$79,634,833

Net Assets
Institutional Shares (Class S)	$12,763,865	$27,449,953	$16,517,062	$-		$56,730,880
Investor Shares (Class A)	$4,894,261	$7,355,806	N/A	$10,653,886		$22,903,953
Class C	$2,861,938	$7,791,948	N/A	($10,653,886)		N/A

Shares Outstanding
Institutional Shares (Class S)	475,753	1,386,192	1,221,977	(969,465	)(b)	2,114,457
Investor Shares (Class A)	189,618	397,198	N/A	300,590	(b)	887,406
Class C	123,942	460,674	N/A	(584,616	)(b)	N/A

Net Asset Value Per Share
Institutional Shares (Class S)	$26.83	$19.80	$13.52			$26.83
Investor Shares (Class A)	$25.81	$18.52	N/A			$25.81
Class C	$23.09	$16.91	N/A			N/A

(a)	Includes securities on loan of $288,742 for ICON Long/Short Fund, $632,951 for ICON Fund and $573,007 for ICON Opportunities fund, respectively.
(b)	Reflects adjustment of shares as a result of the reorganization.

ICON Equity Fund - Statement of Operations for the fiscal year ended September 30, 2019

	ICON Long/Short Fund	ICON Fund	ICON Opportunities Fund	Pro Forma Adjustments (unaudited)		ICON Equity Fund (unaudited)
Investment Income
Interest	-	215	62	-		277
Dividends	247,129	563,867	124,308	-		935,304
Foreign taxes withheld	(1,603)	(7,824)	-	-		(9,427)
Income from securities lending, net	3,856	7,619	6,649	-		18,124
Total Investment Income	249,382	563,877	131,019	-		944,278

Expenses
Advisory fees	179,360	321,637	128,327	(32,063	)(a)	597,261
Administration fees	10,550	21,440	8,554	39,091	(b)	79,635
Transfer agent fees	51,224	72,747	37,738	(135,796	)(a)	25,913
Distribution fees:
Investor Shares (Class C)	37,954	93,287	-	(131,241	)(a)	-
Class A	11,730	13,971	-	(25,701	)(a)	-
Registration fees	43,391	42,123	18,175	(96,812	)(a)	6,877
Audit and tax service expense	17,500	16,000	16,000	(35,757	)(a)	13,743
Fund accounting fees	11,758	22,167	10,465	(26,949	)(a)	17,441
Trustee fees and expenses	7,017	14,110	5,689	(23,407	)(a)	3,409
Insurance expense	3,016	5,502	2,391	(7,121	)(a)	3,788
Custody fees	3,348	4,034	3,255	(3,063	)(a)	7,574
Printing fees	6,281	8,742	5,809	2,566	(b)	23,398
Interest expense	3,190	1,765	840	-		5,795
Investor shares 12b-1 fees	-	-	-	57,260	(b)	57,260
Recoupment of previously reimbursed expenses	-	-	748	(748	)(a)	-
Other Expenses	15,039	23,955	11,453	(37,887	)(a)	12,560
Total expenses before reimbursement	401,358	661,480	249,444	(457,628)		854,654
Expense reimbursement	(80,910)	(25,082)	(26,483)	132,475	(c)	-
Net Expenses	320,448	636,398	222,961	(325,153)		854,654
Net Investment Income/(Loss)	(71,066)	(72,521)	(91,942)	325,153		89,624

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on investments, options and foreign currency translations	1,069,156	2,782,540	(779,754)	-		3,071,942
Change in unrealized net appreciation/(depreciation) on investments, options and foreign currency	(2,025,675)	(2,941,213)	(887,557)	-		(5,854,445)
Net realized and unrealized gain/(loss)	(956,519)	(158,673)	(1,667,311)	-		(2,782,503)

Net Increase/(Decrease) in Net Assets
Resulting from Operations	$(1,027,585)	$(231,194)	$(1,759,253)	$325,153		$(2,692,879)

(a)	Reflects an anticipated expense decrease as a result of the Reorganization and the increased net assets thereafter.
(b)	Reflects an anticipated expense increase as a result of the Reorganization and the increased net assets thereafter.
(c)	The adjustment is based on the current expense limitation agreement for the surviving fund.

ICON Equity Income Fund - Schedule of Investments as of September 30, 2019

	ICON Equity Income Fund		ICON Risk-Managed Balanced Fund		ICON Equity Income Fund Pro Forma (unaudited)*
Security Description	Shares/Par Value	Market Value	Shares/Par Value	Contracts/Market Value	Shares/Par Value / Contracts	Market Value
Common Stock
Communication Services
Alphabet, Inc. - Class C	-	$-	254	$309,626	254	$309,626
BCE, Inc.	17,800	861,698	-	-	17,800	861,698
Facebook, Inc. - Class A	-	-	2,323	413,680	2,323	413,680
		861,698		723,306		1,585,004

Consumer Discretionary
AutoZone, Inc.	-	-	412	446,863	412	446,863
Brunswick Corp.	-	-	7,657	399,083	7,657	399,083
Cracker Barrel Old Country Store, Inc.(a)	15,000	2,439,750	-	-	15,000	2,439,750
Darden Restaurants, Inc.	-	-	3,300	390,126	3,300	390,126
DR Horton, Inc.	-	-	10,994	579,494	10,994	579,494
eBay, Inc.	-	-	18,000	701,640	18,000	701,640
Foot Locker, Inc.	14,869	641,746	-	-	14,869	641,746
Kontoor Brands, Inc.(a)	2,528	88,733	-	-	2,528	88,733
Magna International, Inc.	23,800	1,269,254	-	-	23,800	1,269,254
Marriott Vacations Worldwide Corp.	-	-	2,800	290,108	2,800	290,108
NIKE, Inc. - Class B	-	-	7,600	713,792	7,600	713,792
Royal Caribbean Cruises, Ltd.	12,500	1,354,125	4,438	480,769	16,938	1,834,894
Tapestry, Inc.	47,200	1,229,560	-	-	47,200	1,229,560
VF Corp.	30,000	2,669,700	-	-	30,000	2,669,700
		9,692,868		4,001,875		13,694,743

Consumer Staples
Altria Group, Inc.	25,700	1,051,130	-	-	25,700	1,051,130
Philip Morris International, Inc.	18,000	1,366,740	-	-	18,000	1,366,740
		2,417,870		-		2,417,870

Energy
Cimarex Energy Co.	-	-	3,100	148,614	3,100	148,614
Diamondback Energy, Inc.	-	-	3,023	271,798	3,023	271,798
Marathon Petroleum Corp.	7,700	467,775	5,146	312,619	12,846	780,394
Phillips 66	10,400	1,064,960	-	-	10,400	1,064,960
		1,532,735		733,031		2,265,766

Financials
Axis Capital Holdings, Ltd.	27,200	1,814,784	-	-	27,200	1,814,784
Bank of America Corp.	65,500	1,910,635	23,362	681,470	88,862	2,592,105
CNO Financial Group, Inc.	49,000	775,670	-	-	49,000	775,670
Fifth Third Bancorp	57,300	1,568,874	-	-	57,300	1,568,874
JPMorgan Chase & Co.	18,000	2,118,420	6,353	747,685	24,353	2,866,105
KeyCorp	61,900	1,104,296	21,031	375,193	82,931	1,479,489
Lincoln National Corp.	-	-	12,700	766,064	12,700	766,064
MetLife, Inc.	37,400	1,763,784	-	-	37,400	1,763,784
Morgan Stanley	36,400	1,553,188	-	-	36,400	1,553,188
Navient Corp.	188,400	2,411,520	-	-	188,400	2,411,520
Prudential Financial, Inc.	17,300	1,556,135	5,600	503,720	22,900	2,059,855
Signature Bank	-	-	4,102	489,040	4,102	489,040
SVB Financial Group	-	-	2,500	522,375	2,500	522,375
US Bancorp	26,300	1,455,442	-	-	26,300	1,455,442
Webster Financial Corp.	24,900	1,167,063	-	-	24,900	1,167,063
		19,199,811		4,085,547		23,285,358

Health Care
AbbVie, Inc.	-	-	4,561	345,359	4,561	345,359
Allergan PLC	10,300	1,733,387	-	-	10,300	1,733,387
Anthem, Inc.	3,700	888,370	-	-	3,700	888,370
Cigna Corp.	-	-	2,253	341,983	2,253	341,983
Johnson & Johnson	9,800	1,267,924	-	-	9,800	1,267,924
PerkinElmer, Inc.	-	-	5,812	495,008	5,812	495,008
PRA Health Sciences, Inc.	-	-	2,644	262,364	2,644	262,364
Merck & Co., Inc.	19,100	1,607,838	-	-	19,100	1,607,838
Thermo Fisher Scientific, Inc.	-	-	1,605	467,488	1,605	467,488
UnitedHealth Group, Inc.	5,600	1,216,992	-	-	5,600	1,216,992
		6,714,511		1,912,202		8,626,713

Industrials
ADT, Inc.(a)	126,300	791,901	-	-	126,300	791,901
Air Lease Corp.	-	-	9,485	396,663	9,485	396,663
Aircastle, Ltd.	69,600	1,561,128	-	-	69,600	1,561,128
AO Smith Corp.	-	-	10,707	510,831	10,707	510,831
Boeing Co.	2,200	837,034	-	-	2,200	837,034
Canadian Pacific Railway, Ltd.	-	-	2,000	444,920	2,000	444,920
Cummins, Inc.	9,700	1,577,899	-	-	9,700	1,577,899
Eaton Corp. PLC	17,900	1,488,385	-	-	17,900	1,488,385
Fortune Brands Home & Security, Inc.	30,200	1,651,940	11,300	618,110	41,500	2,270,050
Knoll, Inc.	63,600	1,612,260	-	-	63,600	1,612,260
Lockheed Martin Corp.	4,800	1,872,288	-	-	4,800	1,872,288
Masco Corp.	-	-	12,846	535,421	12,846	535,421
Northrop Grumman Corp.	-	-	2,100	787,059	2,100	787,059
Raytheon Co.	7,200	1,412,568	-	-	7,200	1,412,568
Ryder System, Inc.	26,100	1,351,197	3,200	627,808	29,300	1,979,005
Union Pacific Corp.	8,100	1,312,038	3,129	506,835	11,229	1,818,873
		15,468,638		4,427,647		19,896,285

Information Technology
Corning, Inc.	39,100	1,115,132	-	-	39,100	1,115,132
Infosys, Ltd. (ADR)	81,200	923,244	-	-	81,200	923,244
International Business Machines Corp.	5,900	857,978	-	-	5,900	857,978
Mastercard, Inc. - Class A	-	-	3,729	1,012,685	3,729	1,012,685
Microsoft Corp.	10,300	1,432,009	-	-	10,300	1,432,009
TE Connectivity, Ltd.	12,626	1,176,490	-	-	12,626	1,176,490
Visa, Inc. - Class A	-	-	4,567	785,570	4,567	785,570
		5,504,853		1,798,255		7,303,108

Materials
Avery Dennison Corp.	13,000	1,476,410	-	-	13,000	1,476,410
Eagle Materials, Inc.	-	-	4,318	388,663	4,318	388,663
Eastman Chemical Co.	14,100	1,041,003	-	-	14,100	1,041,003
Graphic Packaging Holding Co.	-	-	25,667	378,588	25,667	378,588
International Paper Co.	17,300	723,486	11,900	497,658	29,200	1,221,144
Packaging Corp. of America	10,200	1,082,220	5,600	594,160	15,800	1,676,380
		4,323,119		1,859,069		6,182,188

Real Estate
Lamar Advertising Co. - Class A	14,700	1,204,371	-	-	14,700	1,204,371

Utilities
Avangrid, Inc.	24,400	1,274,900	-	-	24,400	1,274,900
Avista Corp.	33,300	1,613,052	-	-	33,300	1,613,052
CenterPoint Energy, Inc.	27,700	835,986	-	-	27,700	835,986
Evergy, Inc.	14,500	965,120	-	-	14,500	965,120
Otter Tail Corp.	23,100	1,241,625	-	-	23,100	1,241,625
		5,930,683		-		5,930,683

Total Common Stock		72,851,157		19,540,932		92,392,089

Corporate Bonds
Communication Services
CSC Holdings LLC, 10.875%, 10/15/2025(b)	$350,000	396,358	200,000	226,490	$550,000	622,848
Lee Enterprises, Inc., 9.500%, 03/15/2022(b)	250,000	250,000	200,000	200,000	450,000	450,000
Level 3 Parent LLC, 5.750%, 12/01/2022	200,000	200,800	-	-	200,000	200,800
		847,158		426,490		1,273,648

Consumer Discretionary
Foot Locker, Inc., 8.500%, 01/15/2022	500,000	550,000	150,000	165,000	650,000	715,000
Lear Corp., 5.250%, 01/15/2025	-	-	300,000	309,888	300,000	309,888
M/I Homes, Inc., 6.750%, 01/15/2021	200,000	202,000	-	-	200,000	202,000
Reliance Intermediate
Holdings LP, 6.500%, 04/01/2023(b)	650,000	669,500	400,000	412,000	1,050,000	1,081,500
Silversea Cruise Finance, Ltd., 7.250%, 02/01/2025(b)	-	-	250,000	266,875	250,000	266,875
William Lyon Homes, Inc., 7.000%, 08/15/2022	50,000	50,125	36,000	36,090	86,000	86,215
		1,471,625		1,189,853		2,661,478

Consumer Staples
Central Garden & Pet Co., 6.125%, 11/15/2023	600,000	621,000	260,000	269,100	860,000	890,100
Conagra Brands, Inc., 7.125%, 10/01/2026	-	-	175,000	214,085	175,000	214,085
Kraft Heinz Foods Co., 4.875%, 02/15/2025(b)	-	-	171,000	176,042	171,000	176,042
		621,000		659,227		1,280,227

Energy
Antero Resources Corp., 5.375%, 11/01/2021	250,000	241,875	-	-	250,000	241,875
Continental Resources, Inc., 5.000%, 09/15/2022	172,000	173,515	261,000	263,299	433,000	436,814
MPLX LP, 6.250%, 10/15/2022(b)	-	-	314,000	321,874	314,000	321,874
MPLX LP, 6.375%, 05/01/2024(b)	-	-	400,000	419,604	400,000	419,604
		415,390		1,004,777		1,420,167

Financials
Catlin Insurance Co., Ltd., 3M US L + 2.975% (b),(c),(d)	-	-	400,000	400,400	400,000	400,400
JPMorgan Chase & Co., 3M US L + 3.470% (c),(d)	-	-	250,000	251,172	250,000	251,172
MPT Operating Partnership
LP / MPT Finance Corp., 6.375%, 03/01/2024	-	-	234,000	245,300	234,000	245,300
Principal Financial Group, Inc.
3M US L + 3.044%, 05/15/2055(c)	-	-	250,000	249,062	250,000	249,062
Prudential Financial, Inc., 3M US L + 4.175%, 09/15/2042(c)	-	-	250,000	269,293	250,000	269,293
		-		1,415,227		1,415,227

Health Care
Bausch Health Cos., Inc., 7.000%, 03/15/2024(b)	-	-	100,000	105,096	100,000	105,096
Hill-Rom Holdings, Inc., 5.750%, 09/01/2023(b)	-	-	100,000	102,670	100,000	102,670
Molina Healthcare, Inc., 5.375%, 11/15/2022(b)	200,000	212,008	100,000	106,004	300,000	318,012
		212,008		313,770		525,778

Industrials
Air Canada, 7.750%, 04/15/2021(b)	200,000	214,250	-	-	200,000	214,250
Ashtead Capital, Inc., 5.625%, 10/01/2024(b)	250,000	257,500	250,000	257,500	500,000	515,000
RR Donnelley & Sons Co., 7.875%, 03/15/2021	155,000	160,038	-	-	155,000	160,038
USG Corp., 5.500%, 03/01/2025(b)	100,000	101,250	175,000	177,188	275,000	278,438
		733,038		434,688		1,167,726

Materials
First Quantum Minerals, Ltd., 7.000%, 02/15/2021(b)	67,000	67,544	-	-	67,000	67,544
Teck Resources, Ltd., 6.125%, 10/01/2035	-	-	100,000	113,312	100,000	113,312
		67,544		113,312		180,856

Utilities
Vistra Energy Corp., 8.125%, 01/30/2026(b)	100,000	107,250	-	-	100,000	107,250

Total Corporate Bonds		4,475,013		5,557,344		10,032,357

Preferred Stock
Communication Services
Centaur Funding Corp., 9.080%	-	-	200	207,000	200	207,000

Financials
Argo Group US, Inc., 6.500%	25,619	656,359	8,816	225,866	34,435	882,225

Total Preferred Stock		656,359		432,866		1,089,225

Closed-End Mutual Funds
BlackRock Muni New York Intermediate
Duration Fund, Inc.	7,500	110,325	6,798	99,999	14,298	210,324
BlackRock New York Municipal Bond Trust	-	-	9,455	139,083	9,455	139,083
Duff & Phelps Utility and Corporate Bond Trust, Inc.	23,619	218,476	37,226	344,340	60,845	562,816
Eaton Vance California Municipal Income Trust	-	-	15,404	207,030	15,404	207,030
Invesco Dynamic Credit Opportunities Fund	38,001	418,391	5,000	55,050	43,001	473,441
Neuberger Berman High Yield Strategies Fund, Inc.	4,800	57,936	-	-	4,800	57,936
Nuveen High Income December 2019 Target Term Fund	20,000	197,200	-	-	20,000	197,200
Nuveen Mortgage Opportunity Term Fund	53,522	1,234,217	23,692	546,337	77,214	1,780,554
Nuveen New York Municipal Value Fund 2	-	-	5,966	84,538	5,966	84,538
Pioneer Diversified High Income Trust	5,711	82,810	5,500	79,750	11,211	162,560
Total Closed-End Mutual Funds		2,319,355		1,556,127		3,875,482

Purchased Put Options
S&P 500 Index, 11/15/19, strike $2,750	-	-	10	15,300	10	15,300

Collateral for Securities on Loan
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.09%	820,950	820,950	-	-	820,950	820,950

Total Investments		$81,122,834		$27,102,569		$108,225,403

Investment Abbreviations:

LIBOR: London Interbank Offered Rate

LIBOR Rates:

3M US L: 3 Month LIBOR as of September 30, 2019 was 2.09%

*	The investments held by each Acquired Fund as of September 30, 2019 fall within the investment restrictions and investment guidelines of the corresponding Acquiring Fund, and therefore sales of portfolio securities in connection with the Reorganization are not anticipated. Changes in portfolio investments may occur in the ordinary course of investing and in accordance with the each Acquired Fund’s investment strategies and limitations, and in light of market developments.

(a)	All or a portion of the security was on loan as of September 30, 2019.
(b)	Security was purchased pursuant to Rule 144A or Section 4(b)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2019, these securities had a total aggregate market value of $5,336,391.
(c)	Floating or variable rate security. The rate in effect as of September 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Non-income producing security.

ICON Equity Income Fund - Statement of Assets and Liabilities as of September 30, 2019

	ICON Equity Income Fund	ICON Risk-Managed Balanced Fund	Pro Forma Adjustments (unaudited)		ICON Equity Income Fund Pro Forma (unaudited)
Assets
Investments, at cost	$77,225,726	$24,719,080	$-		$101,944,806
Investments, at value(a)	81,122,834	27,102,569	-		108,225,403
Cash and cash equivalents	384,859	414,447	-		799,306
Receivables:
Investments sold	127,155	-	-		127,155
Fund shares sold	98,404	40,364	-		138,768
Expense reimbursements due from
Adviser	45,964	16,972	-		62,936
Interest	84,695	88,333	-		173,028
Dividends	134,711	16,804	-		151,515
Foreign tax reclaims	11,657	-	-		11,657
Other Assets	11,353	8,688	-		20,041
Total Assets	82,021,632	27,688,177	-		109,709,809

Liabilities
Payables
Payable for collateral received on
securities loaned	820,950	-	-		820,950
Distributions due to shareholders	17,136	3,563	-		20,699
Investments purchased	-	11,568	-		11,568
Fund shares redeemed	41,256	30,363	-		71,619
Advisory fees	49,672	17,000	-		66,672
Transfer agent fees	43,271	16,711	-		59,982
Fund accounting fees	9,248	4,935	-		14,183
Accrued distribution fees	17,072	14,389	-		31,461
Trustee fees and expenses	2,774	938	-		3,712
Administration fees	3,316	1,133	-		4,449
Accrued expenses	39,238	30,336	-		69,574
Total liabilities	1,043,933	130,936	-		1,174,869

Net Assets	$80,977,699	$27,557,241	$-		$108,534,940

Net Assets Consists of
Paid-in Capital	76,214,158	25,522,744	-		101,736,902
Distributable earnings/(loss)	4,763,541	2,034,497	-		6,798,038
Net Assets	$80,977,699	$27,557,241	$-		$108,534,940

Net Assets
Institutional Shares (Class S)	$51,852,989	$7,678,320	$-		$59,531,309
Investor Shares (Class A)	$10,852,131	$2,972,193	$35,179,307		$49,003,631
Class C	$18,272,579	$16,906,728	($35,179,307)		N/A

Shares Outstanding
Institutional Shares (Class S)	2,880,244	477,362	(50,311	)(b)	3,307,295
Investor Shares (Class A)	604,268	189,412	1,934,807	(b)	2,728,487
Class C	1,005,445	1,151,497	(2,156,942	)(b)	N/A

Net Asset Value Per Share
Institutional Shares (Class S)	$18.00	$16.08			$18.00
Investor Shares (Class A)	$17.96	$15.69			$17.96
Class C	$18.17	$14.68			N/A

(a)	Includes securities on loan of $3,320,384 for ICON Equity Income Fund.

(b)	Reflects adjustment of shares as a result of the reorganization.

ICON Equity Income Fund - Statement of Operations for the fiscal year ended September 30, 2019

	ICON Equity Income Fund	ICON Risk-Managed Balanced Fund	Pro Forma Adjustments (unaudited)		ICON Equity Income Fund Pro Forma (unaudited)
Investment Income
Interest	$223,968	$253,981	$-		$477,949
Dividends	2,854,757	400,548	-		3,255,305
Foreign taxes withheld	(59,705)	(1,097)	-		(60,802)
Income from securities lending, net	8,598	816	-		9,414
Other Income	17,275	9,024	-		26,299
Total Investment Income	3,044,893	663,272	-		3,708,165

Expenses
Advisory fees	589,726	210,790	-		800,516
Administration fees	39,318	14,053	55,164	(a)	108,535
Transfer agent fees	123,144	56,899	(154,130	)(b)	25,913
Distribution fees:
Class C	179,099	158,327	(337,426	)(b)	-
Class A	24,738	9,135	(33,873	)(b)	-
Registration fees	45,320	44,039	(79,986	)(b)	9,373
Audit and tax service expense	18,442	19,500	(21,026	)(b)	16,916
Fund accounting fees	42,930	18,561	(37,721	)(b)	23,770
Trustee fees and expenses	25,495	9,209	(31,295	)(b)	3,409
Insurance expense	8,648	3,344	(6,830	)(b)	5,162
Custody fees	6,983	4,559	(1,945	)(b)	9,597
Printing fees	18,016	7,947	8,185	(a)	34,148
Interest expense	1,029	-	-		1,029
Investor Class 12b-1 fees	-	-	122,509	(a)	122,509
Other Expenses	38,976	16,530	(38,388	)(b)	17,118
Total expenses before reimbursement	1,161,864	572,893	(556,762)		1,177,995
Expense reimbursement	(178,284)	(68,339)	246,623	(c)	-
Net Expenses	983,580	504,554	(310,139)		1,177,995

Net Investment Income/(Loss)	2,061,313	158,718	310,139		2,530,170

Realized and Unrealized Gain/(Loss) Net realized gain/(loss) on investments, options and foreign currency translations	$784,773	($307,365)	$-		$477,408
Net realized gain/(loss) on long term capital gain distributions from other investment companies	1,745	12,872	-		14,617
Change in unrealized net appreciation/(depreciation) on investments, options and foreign currency	(482,995)	(413,120)	-		(896,115)
Net realized and unrealized gain/(loss)	303,523	(707,613)	-		(404,090)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,364,836	$(548,895)	$310,139		$2,126,080

(a)	Reflects an anticipated expense increase as a result of the Reorganization and the increased net assets thereafter.
(b)	Reflects an anticipated expense decrease as a result of the Reorganization and the increased net assets thereafter.
(c)	The adjustment is based on the current expense limitation agreement for the surviving fund.

ICON Consumer Select Fund - Schedule of Investments as of September 30, 2019

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund		ICON Financial Fund		ICON Consumer Select Fund (unaudited)*
Security Description	Shares / Market Value		Shares / Market Value		Shares / Market Value		Shares / Market Value
Common Stock
Communication Services
Alphabet, Inc. - Class C(a)	600	$731,400	-	$-	-	-	600	731,400
Comcast Corp. - Class A	19,100	861,028	-	-	-	-	19,100	861,028
		1,592,428		-		-		1,592,428

Consumer Discretionary
Alibaba Group Holding, Ltd. (ADR)(a)	6,600	1,103,718	-	-	-	-	6,600	1,103,718
Amazon.com, Inc.(a)	1,194	2,072,677	250	433,977	-	-	1,444	2,506,654
Carnival Corp.	16,112	704,255	-	-	-	-	16,112	704,255
Cavco Industries, Inc.(a)	5,400	1,037,286	-	-	-	-	5,400	1,037,286
Columbia Sportswear Co.	8,300	804,187	-	-	-	-	8,300	804,187
Dollar General Corp.	5,900	937,746	2,100	333,774	-	-	8,000	1,271,520
Dollar Tree, Inc.(a)	-	-	2,600	296,816	-	-	2,600	296,816
eBay, Inc.	-	-	3,500	136,430	-	-	3,500	136,430
Expedia, Inc.	-	-	2,600	349,466	-	-	2,600	349,466
LGI Homes, Inc.(a)	14,100	1,174,812	-	-	-	-	14,100	1,174,812
LKQ Corp.(a)	15,200	478,040	-	-	-	-	15,200	478,040
Lowe's Cos., Inc.	8,300	912,668	-	-	-	-	8,300	912,668
Lululemon Athletica, Inc.(a)	5,900	1,135,927	-	-	-	-	5,900	1,135,927
Marriott Vacations Worldwide Corp.	10,800	1,118,988	-	-	-	-	10,800	1,118,988
Mohawk Industries, Inc.(a)	7,100	880,897	-	-	-	-	7,100	880,897
NIKE, Inc. - Class B	12,600	1,183,392	3,600	338,112	-	-	16,200	1,521,504
O'Reilly Automotive, Inc.(a)	1,400	557,914	-	-	-	-	1,400	557,914
Royal Caribbean Cruises, Ltd.	8,099	877,365	-	-	-	-	8,099	877,365
TJX Cos., Inc.	15,602	869,655	-	-	-	-	15,602	869,655
Ulta Beauty, Inc.(a)	3,700	927,405	-	-	-	-	3,700	927,405
VF Corp.	11,100	987,789	2,800	249,172	-	-	13,900	1,236,961
		17,764,721		2,137,747		-		19,902,468

Consumer Discretionary
Altria Group, Inc.	-	-	9,400	384,460	-	-	9,400	384,460
Anheuser-Busch InBev SA/NV (ADR)(b)	-	-	5,700	542,355	-	-	5,700	542,355
British American Tobacco PLC (ADR)	-	-	13,000	479,700	-	-	13,000	479,700
Calavo Growers, Inc.(b)	-	-	4,400	418,792	-	-	4,400	418,792
Coca-Cola Co.	-	-	3,900	212,316	-	-	3,900	212,316
Coca-Cola European Partners PLC	-	-	8,400	465,780	-	-	8,400	465,780
Diageo PLC	-	-	2,800	457,856	-	-	2,800	457,856
Estee Lauder Cos., Inc., Class A	-	-	2,100	417,795	-	-	2,100	417,795
General Mills, Inc.	-	-	5,700	314,184	-	-	5,700	314,184
J.M. Smucker Co.	-	-	1,900	209,038	-	-	1,900	209,038
Keurig Dr Pepper, Inc.(b)	-	-	21,196	579,075	-	-	21,196	579,075
Kimberly-Clark Corp.	-	-	1,900	269,895	-	-	1,900	269,895
Medifast, Inc.(b)	-	-	4,400	455,972	-	-	4,400	455,972
MGP Ingredients, Inc.(b)	-	-	9,700	481,896	-	-	9,700	481,896
Nestle SA	-	-	3,000	325,200	-	-	3,000	325,200
Philip Morris International, Inc.	-	-	6,200	470,766	-	-	6,200	470,766
Pilgrim's Pride Corp.(a)	-	-	19,900	637,696	-	-	19,900	637,696
Post Holdings, Inc.(a)	-	-	2,100	222,264	-	-	2,100	222,264
Procter & Gamble Co.	-	-	1,500	186,570	-	-	1,500	186,570
Sysco Corp.	-	-	5,000	397,000	-	-	5,000	397,000
Tyson Foods, Inc. - Class A	-	-	5,900	508,226	-	-	5,900	508,226
Unilever PLC	-	-	9,700	582,970	-	-	9,700	582,970
		-		9,019,806		-		9,019,806

Financials
Ally Financial, Inc.	-	-	-	-	21,700	719,572	21,700	719,572
American Express Co.	-	-	-	-	10,700	1,265,596	10,700	1,265,596
Arch Capital Group, Ltd.(a)	-	-	-	-	23,500	986,530	23,500	986,530
Assurant, Inc.	-	-	-	-	4,400	553,608	4,400	553,608
Athene Holding, Ltd. - Class A(a)	-	-	-	-	9,000	378,540	9,000	378,540
Axos Financial, Inc.(a)	-	-	-	-	27,600	763,140	27,600	763,140
Bank of America Corp.	-	-	-	-	143,900	4,197,563	143,900	4,197,563
Capital One Financial Corp.	-	-	-	-	4,100	373,018	4,100	373,018
Citigroup, Inc.	-	-	-	-	44,100	3,046,428	44,100	3,046,428
Citizens Financial Group, Inc.	-	-	-	-	10,600	374,922	10,600	374,922
CNO Financial Group, Inc.	-	-	-	-	55,200	873,816	55,200	873,816
Discover Financial Services	-	-	-	-	16,298	1,321,605	16,298	1,321,605
East West Bancorp, Inc.	-	-	-	-	14,100	624,489	14,100	624,489
Encore Capital Group, Inc.(a),(b)	-	-	-	-	21,900	729,817	21,900	729,817
Essent Group, Ltd.	-	-	-	-	15,300	729,351	15,300	729,351
Goldman Sachs Group, Inc.	-	-	-	-	4,400	911,812	4,400	911,812
Hartford Financial Services Group, Inc.	-	-	-	-	15,000	909,150	15,000	909,150
JPMorgan Chase & Co.	-	-	-	-	41,200	4,848,828	41,200	4,848,828
KeyCorp	-	-	-	-	21,900	390,696	21,900	390,696
Lincoln National Corp.	-	-	-	-	15,500	934,960	15,500	934,960
Morgan Stanley	-	-	-	-	29,100	1,241,697	29,100	1,241,697
Navient Corp.	-	-	-	-	56,900	728,320	56,900	728,320
Prudential Financial, Inc.	-	-	-	-	6,400	575,680	6,400	575,680
Synovus Financial Corp.	-	-	-	-	16,600	593,616	16,600	593,616
U.S. Bancorp	-	-	-	-	36,300	2,008,842	36,300	2,008,842
Voya Financial, Inc.	-	-	-	-	23,100	1,257,564	23,100	1,257,564
Wells Fargo & Co.	-	-	-	-	18,300	923,052	18,300	923,052
		-		-		32,262,212		32,262,212

Information Technology
Euronet Worldwide, Inc.	-	-	-	-	4,700	687,610	4,700	687,610
Global Payments, Inc.	-	-	-	-	5,200	826,800	5,200	826,800
Mastercard, Inc. - Class A	2,400	651,768	-	-	4,300	1,167,751	6,700	1,819,519
Visa, Inc.	-	-	-	-	6,600	1,135,266	6,600	1,135,266
		651,768		-		3,817,427		4,469,195

Total Common Stock		20,008,917		11,157,553		36,079,639		67,246,109

Collateral for Securities on Loan State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.09%	-	-	748,025	748,025	-	-	748,025	748,025

Total Investments		$20,008,917		$11,905,578		$36,079,639		$67,994,134

*	The investments held by each Acquired Fund as of September 30, 2019 fall within the investment restrictions and investment guidelines of the corresponding Acquiring Fund, and therefore sales of portfolio securities in connection with the Reorganization are not anticipated. Changes in portfolio investments may occur in the ordinary course of investing and in accordance with the each Acquired Fund’s investment strategies and limitations, and in light of market developments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of September 30, 2019.

ICON Consumer Select Fund - Statement of Assets and Liabilities as of September 30, 2019 (unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Financial Fund	Pro Forma Adjustments (unaudited)		ICON Consumer Select Fund (unaudited)
Assets
Investments, at cost	$18,514,587	$11,809,491	$29,564,126	$-		$59,888,204
Investments, at value(a)	20,008,917	11,905,578	36,079,639	-		67,994,134
Cash and cash equivalents	-	43,045	31,518	-		74,563
Receivables:
Investments sold	406,654	-	-	-		406,654
Fund shares sold	14,045	108,139	18,551	-		140,735
Expense reimbursements due from Adviser	2,124	18,519	5,345	-		25,988
Interest	12	15	12	-		39
Dividends	13,715	27,905	25,926	-		67,546
Other assets	3,733	4,565	5,102	-		13,400
Total Assets	20,449,200	12,107,766	36,166,093	-		68,723,059

Liabilities
Payables
Payable for collateral received on securities loaned	-	748,025	-	-		748,025
Payable due to custodian	2,191	-	-	-		2,191
Investments purchased	291,844	-	-	-		291,844
Fund shares redeemed	4,966	-	7,379	-		12,345
Advisory fees	16,690	9,167	29,870	-		55,727
Transfer agent fees	18,584	11,449	28,061	-		58,094
Fund accounting fees	2,842	2,001	4,163	-		9,006
Accrued distribution fees	141	279	303	-		723
Trustee fees and expenses	678	384	1,241	-		2,303
Administration fees	834	458	1,494	-		2,786
Accrued expenses	25,801	25,036	28,482	-		79,319
Total Liabilities	364,571	796,799	100,993	-		1,262,363

Net Assets	$20,084,629	$11,310,967	$36,065,100	$-		$67,460,696

Net Assets Consist of:
Paid-in Capital	20,794,843	11,720,259	29,294,028	-		61,809,130
Distributable earnings/(loss)	(710,214)	(409,292)	6,771,072	-		5,651,566
Net Assets	$20,084,629	$11,310,967	$36,065,100	$-		$67,460,696

Net Assets
Institutional Shares (Class S)	$19,401,324	$9,970,000	$34,578,367	$-		$63,949,691
Investor Shares (Class A)	$683,305	$1,340,967	$1,486,733	$-		$3,511,005

Shares Outstanding Institutional Shares (Class S)	1,489,140	1,472,484	3,216,179	(1,269,922	)(b)	4,907,881
Investor Shares (Class A)	55,314	199,097	138,382	(108,501	)(b)	284,292

Net Asset Value Per Share
Institutional Shares (Class S)	$13.03	$6.77	$10.75	$13.03
Investor Shares (Class A)	$12.35	$6.74	$10.74	$12.35

(a)	Includes securities on loan of $2,478,090 for ICON Consumer Staples Fund and $729,818 for ICON Financial Fund, respectively.
(b)	Reflects adjustment of shares as a result of the reorganization.

ICON Consumer Select Fund - Statement of Operations for the fiscal year ended September 30, 2019

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Financial Fund	Pro Forma Adjustments (unaudited)		ICON Consumer Select Fund (unaudited)
Investment Income
Dividends	$258,943	$204,438	$866,194	$-		$1,329,575
Foreign taxes withheld	-	(1,402)	-	-		(1,402)
Income from securities lending, net	1,391	1,750	534	-		3,675
Total Investment Income	260,334	204,786	866,728	-		1,331,848

Expenses
Advisory fees	211,546	86,943	375,349	769	(a)	674,607
Administration fees	10,576	4,347	18,766	33,772	(a)	67,461
Transfer agent fees	53,953	39,038	74,385	(148,883	)(b)	18,493
Distribution fees:
Class A	1,602	4,432	3,590	(9,624	)(b)	-
Registration fees	24,321	23,875	25,596	(67,966	)(b)	5,826
Audit and tax service expense	16,000	16,000	16,000	(35,593	)(b)	12,407
Fund accounting fees	12,526	6,102	20,117	(23,970	)(b)	14,775
Trustee fees and expenses	6,968	2,730	12,442	(18,731	)(b)	3,409
Insurance expense	2,552	644	5,038	(5,025	)(b)	3,209
Custody fees	4,757	5,468	3,742	(7,245	)(b)	6,722
Printing fees	9,693	5,311	12,300	(10,183	)(b)	17,121
Investor Shares 12b-1 Fees	-	-	-	8,778	(a)	8,778
Interest expense	115	1,220	1,283	-		2,618
Other Expenses	13,901	8,795	21,034	(33,091	)(b)	10,639
Total expenses before reimbursement	368,510	204,905	589,642	(316,992)		846,065
Expense reimbursement	(6,302)	(68,895)	(22,242)	97,439	(c)	-
Net Expenses	362,208	136,010	567,400	(219,553)		846,065

Net Investment Income/(Loss)	$(101,874)	$68,776	$299,328	$219,553		$485,783

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on investments, options and foreign currency translations	($1,732,286)	$5,200	$37,433	$-		($1,689,653)
Change in unrealized net appreciation/(depreciation) on investments, options and foreign currency	1,143,109	123,534	(1,312,468)	-		(45,825)
Net realized and unrealized gain/(loss)	(589,177)	128,734	(1,275,035)	-		(1,735,478)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(691,051)	$197,510	$(975,707)	$219,553		$(1,249,695)

(a)	Reflects an anticipated expense increase as a result of the Reorganization and the increased net assets thereafter.
(b)	Reflects an anticipated expense decrease as a result of the Reorganization and the increased net assets thereafter.
(c)	The adjustment is based on the current expense limitation agreement for the surviving fund.

ICON Natural Resources Fund - Schedule of Investments as of September 30, 2019

	ICON Natural Resources Fund		ICON Industrials Fund		ICON Energy Fund		ICON Natural Resources Fund Pro Forma (unaudited)*
Security Description	Shares / Market Value		Shares / Market Value		Shares / Market Value		Shares / Market Value
Common Stock
Energy
Bonanza Creek Energy, Inc.(a)	-	-	-	-	80,500	1,802,395	80,500	1,802,395
Callon Petroleum Co.(a),(b)	-	-	-	-	401,400	1,742,076	401,400	1,742,076
Carrizo Oil & Gas, Inc.(a),(b)	-	-	-	-	129,800	1,114,333	129,800	1,114,333
Chevron Corp.	14,700	1,743,420	-	-	145,800	17,291,880	160,500	19,035,300
Cimarex Energy Co.	-	-	-	-	52,000	2,492,880	52,000	2,492,880
ConocoPhillips	-	-	-	-	57,000	3,247,860	57,000	3,247,860
Diamondback Energy, Inc.	12,700	1,141,857	-	-	62,161	5,588,896	74,861	6,730,753
EOG Resources, Inc.	31,000	2,300,820	-	-	68,400	5,076,648	99,400	7,377,468
Exxon Mobil Corp.	-	-	-	-	176,400	12,455,604	176,400	12,455,604
HollyFrontier Corp.	-	-	-	-	29,700	1,593,108	29,700	1,593,108
Magellan Midstream Partners LP	-	-	-	-	48,300	3,200,841	48,300	3,200,841
Marathon Petroleum Corp.	31,000	1,883,250	-	-	80,300	4,878,225	111,300	6,761,475
Matador Resources Co.(a),(b)	-	-	-	-	65,300	1,079,409	65,300	1,079,409
ONEOK, Inc.	-	-	-	-	56,300	4,148,747	56,300	4,148,747
Parsley Energy, Inc.	30,900	519,120	-	-	160,700	2,699,760	191,600	3,218,880
Phillips 66	-	-	-	-	55,200	5,652,480	55,200	5,652,480
Pioneer Natural Resources Co.	8,600	1,081,622	-	-	26,100	3,282,597	34,700	4,364,219
Valero Energy Corp.	-	-	-	-	54,400	4,637,056	54,400	4,637,056
Williams Cos., Inc.	-	-	-	-	128,600	3,094,116	128,600	3,094,116
		8,670,089		-		85,078,911		93,749,000

Industrials
Air Lease Corp.	-	-	12,906	539,729	-	-	12,906	539,729
Allison Transmission Holdings, Inc.	-	-	5,000	235,250	-	-	5,000	235,250
Altra Industrial Motion Corp.	-	-	11,000	304,645	-	-	11,000	304,645
AO Smith Corp.	-	-	8,000	381,680	-	-	8,000	381,680
Armstrong World Industries, Inc.	-	-	4,000	386,800	-	-	4,000	386,800
Boeing Co.	23,800	2,301,460	980	372,861	-	-	24,780	2,674,321
Canadian Pacific Railway, Ltd.	2,500	951,175	2,500	556,150	-	-	5,000	1,507,325
Chart Industries, Inc.(a)	-	-	-	-	31,900	1,989,284	31,900	1,989,284
CSX Corp.	22,100	1,530,867	6,850	474,499	-	-	28,950	2,005,366
Cummins, Inc.	-	-	2,750	447,342	-	-	2,750	447,342
Curtiss-Wright Corp.	-	-	2,900	375,173	-	-	2,900	375,173
Eaton Corp. PLC	-	-	4,500	374,175	-	-	4,500	374,175
EMCOR Group, Inc.	12,700	1,093,724	-	-	-	-	12,700	1,093,724
FedEx Corp.	-	-	900	131,013	-	-	900	131,013
Fortune Brands Home & Security, Inc.	-	-	7,100	388,370	-	-	7,100	388,370
Forward Air Corp.	-	-	4,600	293,112	-	-	4,600	293,112
Herc Holdings, Inc.	-	-	3,900	181,389	-	-	3,900	181,389
Ingersoll-Rand PLC	17,600	2,168,496	1,450	178,655	-	-	19,050	2,347,151
Jacobs Engineering Group, Inc.	-	-	4,000	366,000	-	-	4,000	366,000
Kansas City Southern	-	-	4,400	585,244	-	-	4,400	585,244
Kirby Corp.	-	-	-	-	42,200	3,467,152	42,200	3,467,152
Lockheed Martin Corp.	3,900	1,521,234	1,850	721,611	-	-	5,750	2,242,845
Masco Corp.	59,800	2,492,464	13,000	541,840	-	-	72,800	3,034,304
MasTec, Inc.	46,395	3,012,428	8,500	551,905	-	-	54,895	3,564,333
Mueller Water Products, Inc.	115,900	1,302,716	-	-	-	-	115,900	1,302,716
Northrop Grumman Corp.	4,900	1,836,471	2,200	824,538	-	-	7,100	2,661,009
PGT Innovations, Inc.	-	-	25,000	431,750	-	-	25,000	431,750
Raytheon Co.	8,400	1,647,996	3,250	637,618	-	-	11,650	2,285,614
Spirit AeroSystems Holdings, Inc. - Class A	-	-	6,000	493,440	-	-	6,000	493,440
Textron, Inc.	-	-	6,400	313,344	-	-	6,400	313,344
Union Pacific Corp.	13,700	2,219,126	2,200	356,356	-	-	15,900	2,575,482
United Parcel Service, Inc.	-	-	3,100	371,442	-	-	3,100	371,442
United Rentals, Inc.	-	-	2,400	299,136	-	-	2,400	299,136
		22,078,157		12,115,067		5,456,436		39,649,660

Materials
Avery Dennison Corp.	21,800	2,475,826	-	-	-	-	21,800	2,475,826
Cabot Corp.	-	-	-	-	72,300	3,276,636	72,300	3,276,636
Carpenter Technology Corp.	-	-	-	-	80,700	4,168,962	80,700	4,168,962
DS Smith PLC	123,000	544,641	-	-	-	-	123,000	544,641
Eagle Materials, Inc.	26,100	2,349,261	-	-	-	-	26,100	2,349,261
Eastman Chemical Co.	22,400	1,653,792	-	-	-	-	22,400	1,653,792
Huntsman Corp.	86,700	2,016,642	-	-	-	-	86,700	2,016,642
International Paper Co.	44,000	1,840,080	-	-	-	-	44,000	1,840,080
Koppers Holdings, Inc.	72,171	2,108,115	-	-	-	-	72,171	2,108,115
Martin Marietta Materials, Inc.	10,700	2,932,870	-	-	-	-	10,700	2,932,870
Mercer International, Inc.	121,300	1,521,102	-	-	-	-	121,300	1,521,102
Mondi PLC	27,000	516,977	-	-	-	-	27,000	516,977
Packaging Corp. of America	16,600	1,761,260	-	-	-	-	16,600	1,761,260
RPM International, Inc.	28,200	1,940,442	-	-	-	-	28,200	1,940,442
Sealed Air Corp.	42,300	1,755,873	-	-	-	-	42,300	1,755,873
Sherwin-Williams Co.	4,200	2,309,454	-	-	-	-	4,200	2,309,454
WR Grace & Co.	32,200	2,149,672	-	-	51,200	3,418,112	83,400	5,567,784
		27,876,007		-		10,863,710		38,739,717

Total Common Stock		58,624,253		12,115,067		101,399,057		172,138,377

Collateral for Securities on Loan
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.09%	-	-	-	-	255,037	255,037	255,037	255,037

Total investments		$58,624,253		$12,115,067		$101,654,094		$172,393,414

*	The investments held by each Acquired Fund as of September 30, 2019 fall within the investment restrictions and investment guidelines of the corresponding Acquiring Fund, and therefore sales of portfolio securities in connection with the Reorganization are not anticipated. Changes in portfolio investments may occur in the ordinary course of investing and in accordance with the each Acquired Fund’s investment strategies and limitations, and in light of market developments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of September 30, 2019.

ICON Natural resources Fund - Statement of Assets and Liabilities as of September 30, 2019

	ICON Natural Resources Fund	ICON Industrials Fund	ICON Energy Fund	Pro Forma Adjustments (unaudited)		ICON Natural Resources Fund Pro Forma (unaudited)
Assets
Investments, at cost	$58,315,312	$10,224,385	$111,820,541	$-		$180,360,238
Investments, at value(a)	58,624,253	12,115,067	101,654,094	-		172,393,414
Cash and cash equivalents	513,287	75,947	192,856	-		782,090
Receivables:
Investments sold	-
Fund shares sold	26,146	11,668	27,777	-		65,591
Expense reimbursements due from Adviser	28,279	19,241	24,064	-		71,584
Interest	179	5	44	-		228
Dividends	47,465	7,896	85,184	-		140,545
Foreign tax reclaims	13,489	-	48,046	-		61,535
Other assets	8,074	4,762	7,384	-		20,220
Total Assets	59,261,172	12,234,586	102,039,449	-		173,535,207

Liabilities
Payables
Payable for collateral received on securities loaned	-	-	255,037	-		255,037
Fund shares redeemed	61,815	1,311	419,614	-		482,740
Advisory fees	47,424	10,033	84,802	-		142,259
Transfer agent fees	74,986	13,734	166,813	-		255,533
Fund accounting fees	9,085	2,013	9,587	-		20,685
Accrued distribution fees	1,298	141	3,381	-		4,820
Trustee fees and expenses	1,901	404	3,475	-		5,780
Administration fees	2,372	502	4,240	-		7,114
Accrued expenses	58,793	24,439	50,607	-		133,839
Total Liabilities	257,674	52,577	997,556	-		1,307,807

Net Assets	$59,003,498	$12,182,009	$101,041,893	$-		$172,227,400

Net Assets Consist of:
Paid-in Capital	63,174,432	10,819,757	307,405,972	-		381,400,161
Distributable earnings/(loss)	(4,170,934)	1,362,252	(206,364,079)	-		(209,172,761)
Net Assets	$59,003,498	$12,182,009	$101,041,893	$-		$172,227,400

Net Assets
Institutional Shares
(Class S)	$55,352,646	$11,522,922	$94,594,236	$-		$161,469,804
Investor Shares
(Class A)	$2,733,492	$659,087	$3,189,104	$4,175,913		$10,757,596
Class C	$917,360	$-	$3,258,553	($4,175,913)		N/A

Shares Outstanding
Institutional Shares
(Class S)	4,430,382	726,960	10,185,424	(2,414,839	)(b)	12,927,927
Investor Shares
(Class A)	221,082	42,309	347,002	259,963	(b)	870,356
Class C	77,895	-	374,619	(452,514	)(b)	N/A

Net Asset Value Per Share
Institutional Shares
(Class S)	$12.49	$15.85	$9.29	$12.49
Investor Shares
(Class A)	$12.36	$15.58	$9.19	$12.36
Class C	$11.78	$-	$8.70	N/A

(a)	Includes securities on loan of $3,704,650 for ICON Energy Fund.
(b)	Reflects adjustment of shares as a result of the reorganization.

ICON Natural Resources Fund - Statement of Operations for the fiscal year ended September 30, 2019

	ICON Natural Resources Fund	ICON Industrials Fund	ICON Energy Fund	Pro Forma Adjustments (unaudited)		ICON Natural Resources Fund Pro Forma (unaudited)
Investment Income
Dividends	$2,012,343	$245,479	$3,141,253	$-		$5,399,075
Foreign taxes withheld	(142,722)	(3,542)	(5,759)	-		(152,023)
Income from securities lending, net	7,082	621	19,034	-		26,737
Total Investment Income	1,876,703	242,558	3,154,528	-		5,273,789

Expenses
Advisory fees	620,123	124,722	1,264,333	(286,904	)(a)	1,722,274
Administration fees	31,004	6,236	63,208	71,779	(b)	172,227
Transfer agent fees	197,926	41,614	443,764	(584,134	)(a)	99,170
Distribution fees:
Class C	9,818	-	37,791	(47,609	)(a)	-
Class A	7,583	3,504	10,348	(21,435	)(a)	-
Registration fees	35,462	24,020	42,642	(87,251	)(a)	14,873
Audit and tax service expense	16,000	16,000	20,000	(28,090	)(a)	23,910
Fund accounting fees	37,414	7,587	61,902	(69,183	)(a)	37,720
Trustee fees and expenses	20,528	4,093	42,857	(64,069	)(a)	3,409
Insurance expense	8,586	1,315	19,032	(20,741	)(a)	8,192
Custody fees	41,588	3,451	6,024	(37,007	)(a)	14,056
Printing fees	24,229	8,419	42,126	17,549	(b)	92,323
Investor shares 12b-1 fees	-	-	-	26,894	(b)	26,894
Interest expense	2,476	515	2,825	-		5,816
Other Expenses	32,796	10,305	61,950	(77,888	)(a)	27,163
Total expenses before reimbursement	1,085,533	251,781	2,118,802	(1,208,089)		2,248,027
Expense reimbursement	(137,022)	(60,705)	(176,080)	373,807	(c)	-
Net Expenses	948,511	191,076	1,942,722	(834,282)		2,248,027

Net Investment Income/(Loss)	$928,192	$51,482	$1,211,806	$834,282		$3,025,762

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on investments, options and foreign currency translations	($5,401,806)	($577,245)	($21,238,302)	$-		($27,217,353)
Change in unrealized net appreciation/ (depreciation) on investments, options and foreign currency	(2,827,298)	748,502	(27,840,873)	-		(29,919,669)
Net realized and unrealized gain/(loss)	(8,229,104)	171,257	(49,079,175)	-		(57,137,022)
-
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(7,300,912)	$222,739	$(47,867,369)	$834,282		$(54,111,260)

(a)	Reflects an anticipated expense decrease as a result of the Reorganization and the increased net assets thereafter.
(b)	Reflects an anticipated expense increase as a result of the Reorganization and the increased net assets thereafter.
(c)	The adjustment is based on the current expense limitation agreement for the surviving fund.

ICON Health and Information Technology Fund - Schedule of Investments as of September 30, 2019

	ICON Healthcare Fund		ICON Information Technology Fund		ICON Health and Information Technology Fund (unaudited)*
Security Description	Shares / Market Value		Shares / Market Value		Shares / Market Value
Common Stock
Consumer Discretionary
Amazon.com, Inc.(a)	-	$-	1,100	$1,909,501	1,100	$1,909,501

Financials
CNO Financial Group, Inc.	62,200	984,626	-	-	62,200	984,626
Lincoln National Corp.	24,500	1,477,840	-	-	24,500	1,477,840
Prudential Financial, Inc.	13,000	1,169,350	-	-	13,000	1,169,350
		3,631,816		-		3,631,816

Health Care
AbbVie, Inc.	21,600	1,635,552	-	-	21,600	1,635,552
Alexion Pharmaceuticals, Inc.(a)	12,281	1,202,801	-	-	12,281	1,202,801
Allergan PLC	12,200	2,053,138	-	-	12,200	2,053,138
Anthem, Inc.	9,100	2,184,910	-	-	9,100	2,184,910
Becton Dickinson and Co.	5,931	1,500,306	-	-	5,931	1,500,306
Bristol-Myers Squibb Co.	40,893	2,073,684	-	-	40,893	2,073,684
Centene Corp.(a)	44,822	1,939,000	-	-	44,822	1,939,000
Cigna Corp.	16,278	2,470,838	-	-	16,278	2,470,838
Corcept Therapeutics, Inc.(a),(b)	62,000	876,370	-	-	62,000	876,370
DaVita, Inc.(a)	10,300	587,821	-	-	10,300	587,821
Edwards Lifesciences Corp.	3,700	813,667	-	-	3,700	813,667
Eli Lilly & Co.	33,100	3,701,573	-	-	33,100	3,701,573
HealthEquity, Inc.(a)	18,400	1,051,468	-	-	18,400	1,051,468
Humana, Inc.	6,000	1,534,020	-	-	6,000	1,534,020
IQVIA Holdings, Inc.(a)	10,538	1,574,166	-	-	10,538	1,574,166
Jazz Pharmaceuticals PLC(a)	14,362	1,840,347	-	-	14,362	1,840,347
MEDNAX, Inc.(a)	33,600	760,032	-	-	33,600	760,032
Merck & Co., Inc.	56,588	4,763,578	-	-	56,588	4,763,578
Mylan NV(a)	56,000	1,107,680	-	-	56,000	1,107,680
PerkinElmer, Inc.	15,100	1,286,067	-	-	15,100	1,286,067
PRA Health Sciences, Inc.(a)	15,100	1,498,373	-	-	15,100	1,498,373
Premier, Inc. - Class A(a)	41,132	1,189,537	-	-	41,132	1,189,537
Regeneron Pharmaceuticals, Inc.(a)	3,000	832,200	-	-	3,000	832,200
Supernus Pharmaceuticals, Inc.(a)	52,774	1,450,229	-	-	52,774	1,450,229
Teleflex, Inc.	3,200	1,087,200	-	-	3,200	1,087,200
Thermo Fisher Scientific, Inc.	10,082	2,936,584	-	-	10,082	2,936,584
UnitedHealth Group, Inc.	20,300	4,411,596	-	-	20,300	4,411,596
WellCare Health Plans, Inc.(a)	7,301	1,892,200	-	-	7,301	1,892,200
Zoetis, Inc.	24,388	3,038,501	-	-	24,388	3,038,501
		53,293,438		-		53,293,438

Industrials
Eaton Corp. PLC	-	-	12,300	1,022,745	12,300	1,022,745
Hubbell, Inc.	-	-	7,800	1,024,920	7,800	1,024,920
Lockheed Martin Corp.	-	-	4,300	1,677,258	4,300	1,677,258
Northrop Grumman Corp.	-	-	2,300	862,017	2,300	862,017
		-		4,586,940		4,586,940

Information Technology
Adobe, Inc.(a)	-	-	10,100	2,790,125	10,100	2,790,125
Alliance Data Systems Corp.	-	-	8,300	1,063,479	8,300	1,063,479
Apple, Inc.	-	-	18,600	4,165,842	18,600	4,165,842
Applied Materials, Inc.	-	-	8,100	404,190	8,100	404,190
Automatic Data Processing, Inc.	-	-	12,700	2,050,034	12,700	2,050,034
Booz Allen Hamilton Holding Corp.	-	-	33,500	2,379,170	33,500	2,379,170
CDK Global, Inc.	-	-	11,700	562,653	11,700	562,653
Cisco Systems, Inc.	-	-	31,500	1,556,415	31,500	1,556,415
Cognizant Technology Solutions Corp. - Class A	-	-	18,700	1,126,955	18,700	1,126,955
Diodes, Inc.(a)	-	-	14,600	586,190	14,600	586,190
EPAM Systems, Inc.(a)	-	-	7,600	1,385,632	7,600	1,385,632
Euronet Worldwide, Inc.	-	-	13,700	2,004,310	13,700	2,004,310
Genpact, Ltd.	-	-	16,100	623,875	16,100	623,875
Global Payments, Inc.	-	-	24,693	3,926,238	24,693	3,926,238
Globant SA(a)	-	-	11,400	1,044,012	11,400	1,044,012
II-VI, Inc.(a),(b)	-	-	61,200	2,154,852	61,200	2,154,852
Intel Corp.	-	-	18,400	948,152	18,400	948,152
Mastercard, Inc. - Class A	-	-	9,500	2,579,915	9,500	2,579,915
Microsoft Corp.	-	-	44,100	6,131,223	44,100	6,131,223
NXP Semiconductors NV	-	-	10,800	1,178,496	10,800	1,178,496
Perficient, Inc.(a)	-	-	53,500	2,064,030	53,500	2,064,030
ServiceNow, Inc.	-	-	3,200	812,320	3,200	812,320
Skyworks Solutions, Inc.	-	-	13,600	1,077,800	13,600	1,077,800
Super Micro Computer, Inc.(a)	-	-	26,100	501,120	26,100	501,120
SYNNEX Corp.	-	-	12,900	1,456,410	12,900	1,456,410
TE Connectivity, Ltd.	-	-	14,300	1,332,474	14,300	1,332,474
Visa, Inc.	-	-	18,980	3,264,750	18,980	3,264,750
		-		49,170,662		49,170,662

Total investments		$56,925,254		$55,667,103		$112,592,357

*	The investments held by each Acquired Fund as of September 30, 2019 fall within the investment restrictions and investment guidelines of the corresponding Acquiring Fund, and therefore sales of portfolio securities in connection with the Reorganization are not anticipated. Changes in portfolio investments may occur in the ordinary course of investing and in accordance with the each Acquired Fund’s investment strategies and limitations, and in light of market developments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of September 30, 2019.

ICON Health and Information Technology Fund - Statement of Assets and Liabilities as of September 30, 2019

	ICON Healthcare Fund	ICON Information Technology Fund	Pro Forma Adjustments (unaudited)		ICON Health and Information Technology Fund (unaudited)
Assets
Investments, at cost	$54,692,864	$44,080,950	$-		$98,773,814
Investments, at value(a)	56,925,254	55,667,103	-		112,592,357
Cash and cash equivalents	386,208	143,741	-		529,949
Receivables:
Investments sold
Fund shares sold	4,751	21,289	-		26,040
Expense reimbursements due from Adviser	4,085	3,607	-		7,692
Interest	46	37	-		83
Dividends	36,339	13,476	-		49,815
Foreign tax reclaims	3,493	-	-		3,493
Other assets	4,995	6,282	-		11,277
Total Assets	57,365,171	55,855,535	-		113,220,706

Liabilities
Payables
Fund shares redeemed	203,369	3,362	-		206,731
Advisory fees	48,346	46,345	-		94,691
Transfer agent fees	53,654	36,914	-		90,568
Fund accounting fees	6,178	5,946	-		12,124
Accrued distribution fees	362	302	-		664
Trustee fees and expenses	2,089	1,928	-		4,017
Administration fees	2,417	2,317	-		4,734
Accrued expenses	33,900	32,489	-		66,389
Total Liabilities	350,315	129,603	-		479,918

Net Assets	$57,014,856	$55,725,932	$-		$112,740,788

Net Assets Consist of:
Paid-in Capital	55,292,149	41,859,210	-		97,151,359
Distributable earnings/(loss)	1,722,707	13,866,722	-		15,589,429
Net Assets	$57,014,856	$55,725,932	$-		$112,740,788

Net Assets
Institutional Shares
(Class S)	$55,282,959	$54,262,728	$-		$109,545,687
Investor Shares
(Class A)	$1,731,897	$1,463,204	$-		$3,195,101

Shares Outstanding
Institutional Shares
(Class S)	3,565,188	3,510,540	(12,821	)(b)	7,062,907
Investor Shares
(Class A)	117,594	99,260	57	(b)	216,911

Net Asset Value Per Share
Institutional Shares
(Class S)	$15.51	$15.46			$15.51
Investor Shares
(Class A)	$14.73	$14.74			$14.73

(a)	Includes securities on loan of $46,448 for ICON Healthcare Fund and $897,151 for ICON Information Technology Fund, respectively.
(b)	Reflects adjustment of shares as a result of the reorganization.

ICON Health and Information Technology Fund - Statement of Operations for the fiscal year ended September 30, 2019

	ICON Healthcare Fund	ICON Information Technology Fund	Pro Forma Adjustments (unaudited)		ICON Health and Technology Fund (unaudited)
Investment Income
Dividends	$705,371	$690,282	$-		$1,395,653
Foreign taxes withheld	-	(1,256)	-		(1,256)
Income from securities lending, net	18,799	1,918	-		20,717
Total Investment Income	724,170	690,944	-		1,415,114

Expenses
Advisory fees	692,831	558,766	-		1,251,597
Administration fees	34,642	27,937	50,162	(a)	112,741
Transfer agent fees	155,406	104,646	(215,831	)(b)	44,221
Distribution fees:
Class A	5,714	4,097	(9,811	)(b)	-
Registration fees	26,490	27,896	(44,690	)(b)	9,696
Audit and tax service expense	16,000	16,000	(14,622	)(b)	17,378
Fund accounting fees	35,323	29,041	(39,672	)(b)	24,692
Trustee fees and expenses	22,940	18,287	(37,818	)(b)	3,409
Insurance expense	8,281	6,944	(9,863	)(b)	5,362
Custody fees	4,431	4,846	615	(a)	9,892
Printing fees	20,137	15,277	4,614	(a)	40,028
Investor Shares 12b-1 fees	-	-	9,811	(a)	9,811
Interest expense	1,136	380	-		1,516
Other Expenses	34,450	28,716	(45,385	)(b)	17,781
Total expenses before reimbursement	1,057,781	842,833	(352,490)		1,548,124
Expense reimbursement	(12,643)	(8,958)	21,601	(c)	-
Net Expenses	1,045,138	833,875	(330,889)		1,548,124

Net Investment Income/(Loss)	$(320,968)	$(142,931)	$330,889		$(133,010)
Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on investments, options and foreign currency translations	$35,809	$2,451,694	$-		$2,487,503
Change in unrealized net appreciation/(depreciation) on investments, options and foreign currency	(12,317,222)	(70,871)	-		(12,388,093)
Net realized and unrealized gain/(loss)	(12,281,413)	2,380,823	-		(9,900,590)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(12,602,381)	$2,237,892	$330,889		$(10,033,600)

(a)	Reflects an anticipated expense increase as a result of the Reorganization and the increased net assets thereafter.
(b)	Reflects an anticipated expense decrease as a result of the Reorganization and the increased net assets thereafter.
(c)	The adjustment is based on the current expense limitation agreement for the surviving fund.

PART C

OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of SCM Trust, as filed on November 21, 2019, which information is incorporated herein by reference (Accession No. 0001398344-19-02069).

Item 16. Exhibits

(1)(a)	Amended and Restated Agreement and Declaration of Trust dated September 21, 2011.

(1)(b)	Amendment No. 1 dated April 22, 2016 to the Amended and Restated Agreement and Declaration of Trust dated October 11, 2011, to be filed by subsequent amendment.

(1)(c)	Amendment No. 2 dated February 14, 2019 to the Amended and Restated Agreement and Declaration of Trust dated October 11, 2011, to be filed by subsequent amendment.

(2)(a)	Amended and Restated By-Laws dated June 12, 2011.

(2)(b)	Form of Amendment No. 1 to Amended and Restated By-Laws of the Registrant dated June 12, 2011, to be filed by subsequent amendment.

(3)	Inapplicable.

(4)	Form of Agreement and Plan of Reorganization (incorporated herein by reference to Appendix A of this filing).

(5)	Instruments defining rights of security holders. Reference is made to Article V of the Amended and Restated Declaration of Trust dated September 21, 2011, which is incorporated by reference to Exhibits (1) hereto, and to Article III of the Amended and Restated By-Laws dated June 12, 2011, which are incorporated by reference as Exhibit (2) hereto.

(6)(a)	Investment Advisory Agreement between SCM Trust and CCM Partners, LP d/b/a Shelton Capital Management, dated October 11, 2016.

(6)(b)	Amendment No. 1 dated May 9, 2019 to the Investment Advisory Agreement between SCM Trust and CCM Partners, LP d/b/a Shelton Capital Management, dated October 11, 2016, to be filed by subsequent amendment.

(6)(c)	Form of Investment Advisory Agreement between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust with respect to the ICON-Branded Funds.

(6)(d)	Form of Investment Advisory Agreement between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust with respect to the Shelton Emerging Markets Fund.

(6)(e)	Form of Investment Sub-Advisory Agreement between ICON Advisers, Inc. CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust with respect to the ICON-Branded Funds.

(7)(a)	Amended and Restated Distribution Agreement between SCM Trust and RFS Partners, LP, dated February 8, 2018.

(7)(b)	Form of Amendment No.1 to the Amended and Restated Distribution Agreement between SCM Trust and RFS Partners, LP, dated February 8, 2018 with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, to be filed by subsequent amendment.

(7)(c)	Amended and Restated Distribution and Services Plan dated February 8, 2018, to be filed by subsequent amendment.

(7)(d)	Form of Amendment No. 1 to Amended and Restated Distribution and Services Plan dated February 8, 2018 with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, to be filed by subsequent amendment.

(8)	Inapplicable.

(9)(a)	Custodian Agreement between Shelton Greater China Fund and U.S Bank National Association dated May 17, 2013.

(9)(b)	First Amendment to Custody Agreement dated August 19, 2016.

(9)(c)	Second Amendment to Custody Agreement dated December 12, 2017.

(9)(d)	Form of Third Amendment to Custody Agreement dated December 12, 2017 with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, to be filed by subsequent amendment.

(10)(a)	Rule 12b-1 Share Marketing Plan, to be filed by subsequent amendment.

(10)(b)	Form of Amendment No. 1 to Rule 12b-1 Share Marketing Plan with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, to be filed by subsequent amendment.

(10)(c)	Rule 18f-3 Plan dated July 28, 2017.

(10)(d)	Form of Amendment to Rule 18f-3 Plan dated July 28, 2017 with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, to be filed by subsequent amendment.

(11)	Opinion of Counsel as to the legality of securities being offered, filed herewith.

(12)	Form of Opinion of Counsel as to Tax Matters, filed herewith.

(13)(a)	Restated Fund Services Agreement between Shelton Greater China Fund (n/k/a SCM Trust), and CCM Partners, LP d/b/a Shelton Capital Management dated September 22, 2011, to be filed by subsequent amendment.

(13)(b)	Form of Amendment No. 1 to the Restated Fund Services Agreement dated September 22, 2011 with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, to be filed by subsequent amendment

(13)(c)	Amended and Restated Fund Administration Servicing Agreement between Shelton Funds, SCM Trust, and Gemini Fund Services, LLC dated September 1, 2019.

(13)(d)	Expense Limitation Letter dated May 1, 2019 between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust.

(13)(e)	Form of Expense Limitation Letter between CCM Partners, LP d/b/a Shelton Capital Management, and SCM Trust, with respect to the ICON-Branded Funds and the Shelton Emerging Markets Fund, to be filed by subsequent amendment.

(14)(a)	Independent Auditor’s Consent, filed herewith.

(15)	Inapplicable.

(16)	Powers of Attorney.

(17)	Inapplicable.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Denver, and the State of Colorado, on the 10th day of April, 2020.

SCM Trust

(Registrant)

SCM Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers*	Chairman of the Board, Trustee and Principal Executive Officer	April 10, 2020
Stephen C. Rogers

/s/ Kevin T. Kogler*	Trustee	April 10, 2020
Kevin T. Kogler

/s/ Marco Quazzo*	Trustee	April 10, 2020
Marco Quazzo

/s/ Stephen H. Sutro*	Trustee	April 10, 2020
Stephen H. Sutro

/s/ William P. Mock*	Principal Financial and Accounting Officer	April 10, 2020
William P. Mock

*	Signed by Stephen C. Rogers pursuant to Powers of Attorney dated February 12-13, 2020.

Index of Exhibits

(11)	Legality of Shares Opinion
(12)	Form of Opinion of Counsel as to Tax Matters
(14)	Independent Auditor’s Consent